              As filed with the Securities and Exchange Commission
                              on September 20, 1999

                                         Registration Nos. 33-12608 and 811-5059
                                         ---------------------------------------

                                   ----------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

            Pre-Effective Amendment No.

            Post-Effective Amendment No. 27                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT                                  [X]
  COMPANY ACT OF 1940

            Amendment No. 28                                                 [X]

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Address of principal executive offices)

                                 (800) 433-6884
                                 --------------
              (Registrant's telephone number, including area code)

                     Name and address of agent for service:
                     --------------------------------------
                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[ ]         immediately upon filing pursuant to paragraph (b), or

[ ]         on [date] pursuant to paragraph (b)

[ ]         60 days after filing pursuant to paragraph (a)(i)

[X]         on November 24, 1999 pursuant to paragraph (a)(i)

[ ]         75 days after filing pursuant to paragraph (a)(ii)

[ ]         on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

            Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended July 31, 1998 on October 26, 1998.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                                         Prospectus Caption
------------------                                                         ------------------

                                 HIGHMARK FUNDS
                                 --------------

                    EQUTIY/FIXED INCOME FUNDS - RETAIL SHARES
1.  Front and Back Cover Pages .......................................      Cover Page; Back Page

2.  Risk/Return Summary:
    Investments, Risks and Performance................................      Individual HighMark Funds Profiles

3.  Risk/Return Summary:  Fee Table...................................      Individual HighMark Funds Profiles

4.  Investment Objectives, Principal Investment
    Strategies, and Related Risk  ....................................      Individual HighMark Funds Profiles;
                                                                            More About the HighMark Fund --
                                                                            Investment Practices; More About the
                                                                            HighMark Funds -- Glossary of Investment Risks

5.  Management's Discussion of the Fund
    Performance.......................................................      Inapplicable

6.  Management, Organization and Capital
    Structure.........................................................      More About the HighMark Funds - Investment Management

7.  Shareholder Information...........................................      Shareowner Guide - How to Invest in the HighMark Funds

8.  Distribution Arrangements ........................................      Shareowner Guide - How to Invest in the HighMark Funds

9.  Financial Highlights Information..................................      Financial Highlights

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED-INCOME FUNDS

                                  EQUITY FUNDS
                                  Balanced Fund
                                   Growth Fund
                               Income Equity Fund
                            International Equity Fund
                              Small Cap Value Fund
                               Value Momentum Fund

                               FIXED-INCOME FUNDS
                                    Bond Fund
                   California Intermediate Tax-Free Bond Fund
                           Intermediate-Term Bond Fund

                                  RETAIL SHARES

                                   PROSPECTUS

                                November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of HighMark's Equity and Fixed-Income funds that you should know before investing. Each Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus. In addition, the HighMark Value Momentum Fund offers a class of Shares called Class I Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES EQUITY FUNDS
X     Balanced Fund
X     Growth Fund
X     Income Equity Fund
X     International Equity Fund
X     Small Cap Value Fund
X     Value Momentum Fund
FIXED-INCOME FUNDS
X     Bond Fund
X     California Intermediate Tax-Free Bond
      Fund
X     Intermediate-Term Bond Fund
SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK FUNDS
X     Choosing a Share Class
X     How Sales Charges Are Calculated
X     Sales Charge Reductions and Waivers
X     Fees for Distribution of Shares
X     Opening an Account
X     Buying Shares
X     Selling Shares
X     Exchanging Shares
X     Transaction Policies
X     Dividends and Distributions
X     Taxes
X     Investor Services
MORE ABOUT THE HIGHMARK FUNDS
X     Investment Management
X     Financial Highlights
X     Investment Practices
X     Glossary of Investment Risks

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] Fund Summary

[INVESTMENT STRATEGY ICON] Investment Strategy

[WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND? ICON] What Are The Main Risks Of Investing In This Fund?

[PERFORMANCE INFORMATION ICON] Performance Information

[FEES AND EXPENSES ICON] Fees And Expenses

[YOUR ACCOUNT ICON] Your Account

[INVESTMENT MANAGEMENT ICON] Investment Management

[FINANCIAL HIGHLIGHTS ICON] Financial Highlights

[ADDITIONAL INVESTMENT PRACTICES AND RISKS ICON] Additional Investment Practices And Risks


  November 30, 1999
--------------------------------------------------------------------------------

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

BALANCED FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                     To seek capital
                                                    appreciation and income;
                                                    conservation of capital is
                                                    a secondary consideration.
-----------------------------------------------------------------------------------------------------
Investment Focus                                    U.S. common stocks and investment
                                                    grade bonds
-----------------------------------------------------------------------------------------------------
Principal Investment Strategy                       Diversifies across market
                                                    segments and investment
                                                    styles, including value and
                                                    growth stocks as well as
                                                    various types of bonds.
-----------------------------------------------------------------------------------------------------
Share Price Volatility                              Moderate
-----------------------------------------------------------------------------------------------------
Investor Profile                                    Investors seeking the growth
                                                    potential of stocks with the
                                                    diversification value of bonds
-----------------------------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among equity securities and fixed-income securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time of purchase.

To select bonds for the Fund, the managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in shareholders' best interest to do so.

To choose stocks for the Fund, the managers employ a dual strategy, focusing on value stocks in one portion of the Fund's stock portfolio and growth stocks in the other. Although the managers generally divide the Fund's stock portfolio evenly between value and growth stocks, they may emphasize one style over the other depending on economic trends.

The Fund may invest in other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

SIDEBAR: Value stocks are those issued by companies that the managers believe may be undervalued relative to their earnings, financial strength or other qualities. Growth stocks are those issued by companies that have a record of achieving consistent earnings and sales growth.


[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

          Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

          Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

          Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

          Investment Style Risk: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

[INSERT BAR CHART]

          Best Quarter              Worst Quarter

          -------                   -------
          (      )                  (      )
           ------                    ------

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98, to those of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

------------------------------------------------------------------------------------------------
                                                                                     SINCE
                                                                                   INCEPTION
                                                    1 YEAR         5 YEARS         (11/13/92)
------------------------------------------------------------------------------------------------
BALANCED FUND
Class A Shares (with a 4.50% sales charge)            %              %                %
------------------------------------------------------------------------------------------------
    Class B Shares(1)                                 %              %                %
------------------------------------------------------------------------------------------------
S&P 500 INDEX(2)                                      %              %                %
------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(3)               %              %                %
------------------------------------------------------------------------------------------------

(1) Class B Shares commenced operations on 2/2/98. The Fund's performance prior to that date is represented by the performance of its Class A Shares, with an adjustment for the distribution/service (12b-1) fees of Class B Shares.

(2) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

(3) The unmanaged Lehman Brothers Aggregate Bond Index is generally representative of the bond market as a whole.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

SHAREHOLDER FEES

                                                                   CLASS A SHARES          CLASS B SHARES          CLASS C SHARES

Maximum Sales Charge (Load) Imposed on Purchase                         5.50%                   0%                      1.00%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                                    0%                      5.00%                   0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage                                         0%                      0%                      0%
of amount redeemed, if applicable)***

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

The table below describes the expenses that you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                                        CLASS A SHARES          CLASS B SHARES        CLASS C SHARES

Investment Advisory Fees                                    0.60%                   0.60%                 0.60%
Distribution/Service (12b-1) Fees                           0.25%                   0.75%                 1.00%
Other Expenses                                                  %*                      %*                    %*+
                                                           -------                 -------               -------

Total Annual Fund Operating Expenses                            %*                      %*                    %*

+Because Class C Shares are new, "Other Expenses" for Class C Shares are based on estimated amounts for the current fiscal year.

*During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by ___ % for the Class A Shares and ___ % for Class B Shares. For the current fiscal year, Other Expenses are expected to be waived by __% or reimbursed by __% for the Class C Shares. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for Class A, Class B and Class C Shares were, or are expected to be, as follows:

                                                        CLASS A SHARES         CLASS B SHARES         CLASS C SHARES

          Investment Advisory Fees                          0.60%                   0.60%                   0.60%
          Distribution/Service (12b-1) Fees                 0.25%                   0.75%                   1.00%
          Other Expenses                                        %                       %                       %
                                                            -----                   -----                   -----

          Total Annual Fund Operating Expenses                  %                       %                       %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                                  $___                    $___                    $___                    $___

Class B Shares
If you do not sell your Shares:                 $___                    $___                    $___                    $___
If you sell your Shares at the
end of the period:                              $___                    $___                    $___                    $___

Class C Shares                                  $___                    $___                    $___                    $___

GROWTH FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                     To seek long-term capital appreciation
                                                    through investments in equity securities;
                                                    current income is incidental
-----------------------------------------------------------------------------------------------------------
Investment Focus                                    U.S. common stocks
-----------------------------------------------------------------------------------------------------------
Principal Investment Strategy                       Seeks to invest in companies offering
                                                    above-average growth potential
-----------------------------------------------------------------------------------------------------------
Share Price Volatility                              Moderate to High
-----------------------------------------------------------------------------------------------------------
Investor Profile                                    Long-term investors seeking capital
                                                    appreciation
-----------------------------------------------------------------------------------------------------------


[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Growth Fund seeks long term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its main goal, the Fund invests at least 65% of its assets in equity securities, primarily in the stocks of medium to large U.S. growth-oriented companies that the portfolio managers believe are also financially stable. "Growth-oriented companies" are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so. Other attributes the portfolio managers seek in a company include:

- above-average return on capital (an indication that a firm has employed its investors' money effectively)

- free cash flow (an indication that a firm has managed its assets and liabilities well)

- recurring revenues (an indication that a firm has a fairly steady source of income)

- an attractive share price versus the firm's earnings and other characteristics

- competitive advantages such as a solid brand identity and unique products or services

-      a capable management team

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals. For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.

SIDEBAR: Companies are considered to have a medium market capitalization if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a large market capitalization if their capitalization is within the range of those companies in the S&P 500 Large Cap Index. Growth-oriented companies are those that have a record of achieving consistent earnings and sales growth or are expected to grow rapidly in the future.

[YIELD ICON] WHAT ARE THE MAIN
RISKS OF INVESTING IN THIS FUND?

          Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

          Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses--those of medium to large U.S. growth companies--will underperform other types of stock investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks starting on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

[INSERT BAR CHART]

          Best Quarter              Worst Quarter

          -------                   -------
          (      )                  (      )
           ------                    ------

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 500 Index.

---------------------------------------------------------------------------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                   1 YEAR         5 YEARS        (6/20/94)
---------------------------------------------------------------------------------------------
GROWTH FUND
    Class A Shares (with a 4.50% sales                %               %              %
charge)
---------------------------------------------------------------------------------------------
    Class B Shares(1)                                 %               %              %
---------------------------------------------------------------------------------------------
S&P 500 INDEX(2)                                      %               %              %
---------------------------------------------------------------------------------------------

(1) Class B Shares commenced operations on 2/2/98. The Fund's performance prior to that date is represented by the performance of Class A Shares, with an adjustment for the distribution/service (12b-1) fees of Class B Shares.

(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

SHAREHOLDER FEES

                                                                   CLASS A SHARES          CLASS B SHARES          CLASS C SHARES

Maximum Sales Charge (Load) Imposed on Purchase                         5.50%                   0%                      1.00%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                                    0%                      5.00%                   0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage                                         0%                      0%                      0%
of amount redeemed, if applicable)***

*This sales charge may not apply and varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                                CLASS A SHARES        CLASS B SHARES        CLASS C SHARES

Investment Advisory Fees                            0.60%                 0.60%                 0.60%
Distribution/Service (12b-1) Fees                   0.25%                 0.75%                 1.00%
Other Expenses                                          %*                    %*                   %*+
                                                    -------               -------              -------

Total Annual Fund Operating Expenses                    %*                    %*                   %*

+Because Class C Shares are new, "Other Expenses" for Class C Shares are based on estimated amounts for the current fiscal year.

*During the past fiscal year, Other Expenses were waived by __% or reimbursed by ___% for the Class A Shares and ___% for Class B Shares. For the current fiscal year, Other Expenses are expected to be waived by __% or reimbursed by __% for the Class C Shares. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for Class A, Class B Shares and Class C Shares were, or are expected to be, as follows:

                                                     CLASS A SHARES        CLASS B SHARES         CLASS C SHARES

Investment Advisory Fees                       0.60%                 0.60%                  0.60%
Distribution/Service (12b-1) Fees              0.25%                 0.75%                  1.00%
Other Expenses                                     %                     %                      %
                                              -------               -------                -------


Total Annual Fund Operating Expenses               %                     %                      %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                                  $___                    $___                    $___                    $___

Class B Shares

If you do not sell your Shares:                 $___                    $___                    $___                    $___
If you sell your Shares at the
end of the period:                              $___                    $___                    $___                    $___

Class C Shares                                  $___                    $___                    $___                    $___

INCOME EQUITY FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                     To seek total return
                                                    on investment, with
                                                    dividend income as an
                                                    important component of that
                                                    return. A secondary goal is
                                                    a low level of price
                                                    volatility
-----------------------------------------------------------------------------------------------------
Investment Focus                                    U.S. common stocks
-----------------------------------------------------------------------------------------------------
Principal Investment Strategy                       Attempts to identify high dividend
                                                    paying, undervalued stocks
-----------------------------------------------------------------------------------------------------
Share Price Volatility                              Moderate
-----------------------------------------------------------------------------------------------------
Investor Profile                                    Investors seeking
                                                    current income and capital
                                                    appreciation with higher
                                                    current income and lower
                                                    volatility than the average
                                                    stock fund
-----------------------------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Income Equity Fund seeks total return on investment, with dividend income as an important component of that return. A secondary goal is to maintain a low level of price volatility.

To pursue its primary goal, the Fund invests mostly in dividend-paying stocks that the managers believe are undervalued or out-of-favor. Specifically, the managers seek stocks with favorable long-term potential price appreciation whose dividend yield is near a high relative to one or more of the following:

-      The company's own historical dividend yield

-      The current yields of other companies in the same industry

-      The current yield of the market as a whole

The companies in which the Fund invests are generally mature, major large-capitalization U.S. corporations.

The managers typically begin to pare down a position when the stock's relative yield drops to the lower end of its historical range. If a significant fundamental change impairs a company's ability to pay dividends, or if its dividend yield dips below that of the general market, the managers may eliminate the stock from the portfolio.

The Fund may invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

(For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page __.)

SIDEBAR: A dividend is a distribution of earnings to shareholders. The amount of the dividend is usually paid quarterly. Dividends must be declared as income in the year they are received.

[YIELD ICON]  WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

          Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

          Investment Style Risk: The possibility that the securities on which this Fund focuses-- the stocks of undervalued, dividend-paying companies--will underperform other kinds of investments or market averages.

[PERFORMANCE INFORMATION ICON]  PERFORMANCE INFORMATION
The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page __.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

[INSERT BAR CHART]

          Best Quarter              Worst Quarter

          -------                   -------
          (      )                  (      )
           ------                    ------

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98, to those of the S&P 500 Index.

--------------------------------------------------------------------------------------------------------
                                                                                             SINCE
                                                                                           INCEPTION
                                                         1 YEAR          5 YEARS           (6/20/94)
--------------------------------------------------------------------------------------------------------
INCOME EQUITY FUND
    Class A Shares (with a 4.50% sales charge)             %                %                  %
--------------------------------------------------------------------------------------------------------
    Class B Shares(1)                                      %                %                  %
--------------------------------------------------------------------------------------------------------
S&P 500 INDEX(2)                                           %                %                  %
--------------------------------------------------------------------------------------------------------

(1) Class B Shares commenced operations on 2/2/98. The Fund's performance prior to that date is represented by the total return of Class A Shares, with an adjustment for the distribution/service (12b-1) fees of Class B Shares.

(2) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

SHAREHOLDER FEES

                                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES


Maximum Sales Charge (Load) Imposed on Purchase                         4.50%                   0%                      1.00%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                                    0%                      5.00%                   0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage                                         0%                      0%                      0%
of amount redeemed, if applicable)***

*This sales charge may not apply and varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable..

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                               CLASS A SHARES        CLASS B SHARES         CLASS C SHARES

Investment Advisory Fees                            0.60%                 0.60%                  0.60%
Distribution/Service (12b-1) Fees                   0.25%                 0.75%                  1.00%
Other Expenses                                          %*                    %*                     %
                                                    -------               -------                ------

Total Annual Fund Operating Expenses                    %*                    %*                     %

+ Because Class C Shares are new, "Other Expenses" for Class C Shares are based on the estimated amount for the current fiscal year.

* During the past fiscal year, Other Expenses were waived by __% or reimbursed by ___ % for the Class A Shares and % for Class B Shares. For the current fiscal year, Other Expenses are expected to be waived by __% or reimbursed by __% for the Class C Shares. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for Class A, Class B and Class C were, or are expected to be, as follows:

                                                CLASS A SHARES       CLASS B SHARES        CLASS C SHARES

Investment Advisory Fees                             0.60%                0.60%                 0.60%
Distribution/Service (12b-1) Fees                    0.25%                0.75%                 1.00%
Other Expenses                                          0%                   0%                    0%
                                                    -------              -------              -------
Total Annual Fund Operating Expenses                     %                    %                     %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                                  $___                    $___                    $___                    $___

Class B Shares
If you do not sell your Shares:                 $___                    $___                    $___                    $___
If you sell your Shares at the
end of the period:                              $___                    $___                    $___                    $___

Class C Shares                                  $___                    $___                    $___                    $___

INTERNATIONAL EQUITY FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                     To seek long-term capital
                                                    appreciation by investing primarily
                                                    in equity securities of foreign
                                                    issuers
-----------------------------------------------------------------------------------------------------
Investment Focus                                    Common stocks of foreign companies
-----------------------------------------------------------------------------------------------------
Principal Investment Strategy                       Attempts to identify reasonably
                                                    priced foreign stocks with
                                                    above-average growth potential
-----------------------------------------------------------------------------------------------------
Share Price Volatility                              High
-----------------------------------------------------------------------------------------------------
Investor Profile                                    Investors who want capital
                                                    appreciation, are willing to accept
                                                    the increased risks of
                                                    international investing for the
                                                    possibility of higher returns, and
                                                    want exposure to a diversified
                                                    portfolio of international stocks
-----------------------------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Normally, at least 65% of the Fund's assets will be invested in the stocks of companies from at least five countries (other than the United States) that are included in the Morgan Stanley Capital International Europe and Australia, Far East Index (the "EAFE Index"). The Fund's portfolio managers intend to focus on companies with a market capitalization of more than $100 million.

In selecting investments for the Fund, the portfolio managers may over- or under-weight countries in comparison to the EAFE Index based on the rates of return they expect from various markets. The Fund's regional and individual country weightings may therefore vary from those of the EAFE Index. The portfolio managers will then select individual securities for the Fund on the basis of their growth opportunities or undervaluation in relation to other securities.

The Fund typically invests in securities that are listed on recognized foreign exchanges, but it may also invest up to 15% of its assets in securities traded in over-the-counter markets. In addition, the Fund may buy American Depository Receipts (ADRs) and European Depository Receipts (EDRs), enter into forward foreign currency contracts and invest in options on currencies. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country or region. Additionally, the Fund may invest in securities of issuers whose principal activities are in emerging markets.

In addition to those described above, the Fund may invest in certain other types of securities, including investment-grade bonds of U.S. and non-U.S. issuers. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goal.

(For a more complete description of the various securities in which the Fund can invest, please see the Glossary of Investment Practices and Risks on page X.)

SIDEBAR: American Depository Receipts (ADRs) and European Depository Receipts
(EDRs) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.

[WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND? ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Foreign Securities Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[INSERT BAR CHART]

Best Quarter            Worst Quarter

-------                -------
(      )               (      )
 ------                 ------

* Because Classes A, B and C Shares are new, these returns reflect the performance of the Fund's Fiduciary Shares, which are offered in a separate prospectus. Classes A, B and C Shares will have annual returns substantially similar to those of the Fiduciary Shares because Classes A, B, C and Fiduciary Shares each invest in the same portfolio of securities. Their annual returns will differ only to the extent that they do not have the same expenses. The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of its benchmark, the MSCI-EAFE Index.

--------------------------------------------------------------------------------------
                                        1 Year        5 Years      Since Inception
                                                                      (02/01/95)
--------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                  %               %              %
--------------------------------------------------------------------------------------
Fiduciary Shares                           %               %              %
--------------------------------------------------------------------------------------
MSCI-EAFE INDEX (1)                        %               %              %
--------------------------------------------------------------------------------------

(1) The unmanaged Morgan Stanley Capital International Europe and Australia, Far East Index reflects the performance of securities listed on stock exchanges in Europe, Australia and the Far East.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares.

SHAREHOLDER FEES

                                                        CLASS A SHARES          CLASS B SHARES          CLASS C SHARES

Maximum Sales Charge (Load) Imposed on Purchase             4.50%                      0%                      1.00%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                           0%                      5.00%                   0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage of amount redeemed,
 if applicable)***                                             0%                      0%                      0%

*This sales charge may not apply and varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                             CLASS A SHARES         CLASS B SHARES            CLASS C SHARES

Investment Advisory Fees                          1.00%                  1.00%                     1.00%
Distribution/Service (12b-1) Fees                 0.25%                  0.75%                     1.00%
Other Expenses                                        %*                     %*                        %*
                                                  -------                -------                   -------

Total Annual Fund Operating Expenses                  %*                     %*                        %*

+Because Class C Shares are new, "Other Expenses" for Class C Shares are based on estimated amounts for the current fiscal year.

*Other Expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect Other Expenses to be waived by __% or reimbursed by __% for the Class A Shares, __% for the Class B Shares and __% for the Class C Shares. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, we expect the Fund's actual annual operating expenses for the current fiscal year to be as follows:

                                          CLASS A SHARES            CLASS B SHARES             CLASS C SHARES

Investment Advisory Fees                      1.00%                     1.00%                      1.00%
Distribution/Service (12b-1) Fees             0.25%                     0.75%                      1.00%
Other Expenses                                    %                         %                          %
                                              ----                      ----                       ----
Total Annual Fund Operating Expenses              %                         %                          %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                          $___                    $___                    $___                    $___

Class B Shares
If you do not sell your Shares:         $___                    $___                    $___                    $___
If you sell your Shares at the
end of the period:                      $___                    $___                    $___                    $___

Class C Shares                          $___                    $___                    $___                    $___

SMALL CAP VALUE FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                     To seek long-term capital
                                                    appreciation.
-----------------------------------------------------------------------------------------------------
Investment Focus                                    Stocks of small U.S. & foreign
                                                    companies
-----------------------------------------------------------------------------------------------------
Principal Investment Strategy                       Seeks undervalued small company
                                                    stocks
-----------------------------------------------------------------------------------------------------
Share Price Volatility                              Moderate to High
-----------------------------------------------------------------------------------------------------
Investor Profile                                    Risk-tolerant investors  seeking
                                                    high long-term returns
-----------------------------------------------------------------------------------------------------


[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of small-capitalization U.S. and foreign companies that the portfolio managers believe are undervalued. The Fund typically invests approximately 25% of its assets in foreign stocks, though the actual percentage may vary.

To reduce the risks associated with any one market, the portfolio managers normally diversify the Fund's international investments among various countries. Although the Fund invests primarily in developed economies such as those of Europe and Japan, it may invest in developing countries to take advantage of potential opportunities.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the managers favor companies exhibiting positive momentum in their share price or earnings.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term debt obligations called money market securities. They may also do so in situations when there is not an adequate number of stocks that meet their investment criteria. Such a strategy could make it more difficult for the Fund to achieve its goals.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

SIDEBAR: Small capitalization stocks are those issued by companies with market capitalizations within the range of those in the S&P 600/BARRA Value Index (domestic Investments) and the Financial Times/S&P Actuaries World Indices World Ex U.S. Medium/Small Cap Index (international investments).

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

          Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

          Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

          Foreign Securities Risk - Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in the emerging markets.

          Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of small, undervalued U.S. and foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The performance table below illustrates the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This section would normally include a bar chart showing changes in the Fund's performance from year to year. Because the Fund has not been in operation for a full calendar year, this bar chart is not shown.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of its benchmarks, the S&P 600/BARRA Value Index and the Financial Times/S&P Actuaries World Indices ex US Medium/Small Cap.

------------------------------------------------------------------------------------
                                                                    SINCE
                                                                  INCEPTION
                                                                  (9/17/98)
------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
    Class A Shares (w/5.50% sales charge)                             %
------------------------------------------------------------------------------------
    Class B Shares                                                    %
------------------------------------------------------------------------------------
S&P 600/BARRA VALUE INDEX(1)                                          %
------------------------------------------------------------------------------------
FINANCIAL TIMES/S&P ACTUARIES WORLD INDICES EX US                     %
MEDIUM/SMALL CAP(2)
------------------------------------------------------------------------------------

(1) The unmanaged S&P 600/BARRAValue Index represents the general performance of stocks in the S&P 600 Small Cap Index with the lowest price/book ratios (an indication that they are undervalued).

(2) The Financial Times/S&P Actuaries World Indices ex U.S. Medium/Small Cap is an unmanaged global stock index comprising more than 2,400 stocks in 30 countries, excluding small and mid-size U.S. companies.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares.

SHAREHOLDER FEES

                                                           CLASS A SHARES        CLASS B SHARES       CLASS C SHARES

Maximum Sales Charge (Load) Imposed on Purchase                  5.50%               0%                   1.00%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                                0%               5.00%                0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage                                     0%               0%                   0%
of amount redeemed, if applicable)***

*This sales charge may not apply and varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include an y wire transfer fees, if applicable

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                             CLASS A SHARES        CLASS B SHARES         CLASS C SHARES

Investment Advisory Fees                          1.00%                 1.00%                  1.00%
Distribution/Service (12b-1) Fees                 0.25%                 0.75%                  1.00%
Other Expenses                                        %*                    %*                     %*+
                                                  ------                ------                 -------

Total Annual Fund Operating Expenses                  %*                    %*                     %*

+Because Class C Shares are new, "Other Expenses" for Class C Shares are based on estimated amounts for the current fiscal year.

* During the past fiscal year, Other Expenses were waived by __% or reimbursed by ____% for the Class A Shares and % for Class B Shares. For the current fiscal year, Other Expenses are expected to be waived by __% or reimbursed by __% for the Class C Shares. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for Class A, Class B and Class Shares were, or are expected to be, as follows:

                                            CLASS A SHARES       CLASS B SHARES       CLASS C SHARES

Investment Advisory Fees                          1.00%                1.00%                1.00%
Distribution/Service (12b-1) Fees                 0.25%                0.75%                1.00%
Other Expenses                                        %                    %                    %
                                                  -----                -----                -----

Total Annual Fund Operating Expenses                  %                    %                    %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                                  $___                    $___                    $___                    $___

Class B Shares
If you do not sell your Shares:                 $___                    $___                    $___                    $___
If you sell your Shares at the
end of the period:                              $___                    $___                    $___                    $___

Class C Shares                                  $___                    $___                    $___                    $___

VALUE MOMENTUM FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                     To seek long-term capital growth. Current
                                                    income is a secondary objective.
-----------------------------------------------------------------------------------------------------------
Investment Focus                                    U.S. common stocks
-----------------------------------------------------------------------------------------------------------
Principal Investment Strategy                       Seeks undervalued stocks
                                                    showing signs of improved
                                                    momentum.
-----------------------------------------------------------------------------------------------------------
Share Price Volatility                              Moderate
-----------------------------------------------------------------------------------------------------------
Investor Profile                                    Investors seeking the potential for a
                                                    long-term increase in the value of their
                                                    investment with capital appreciation at
                                                    potentially lower volatility than the
                                                    average stock fund
-----------------------------------------------------------------------------------------------------------

The Value Momentum Fund seeks long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe to be undervalued.

The managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first select stocks that they believe are undervalued relative to the market and to the security's historic valuation. The managers then screen these stocks for positive price or earnings momentum. The Fund generally will invest in companies with a medium to large market capitalization and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

(For a more complete description of the various securities the Fund invests in, please see Investment Practices on page x.)

SIDEBAR: Companies are considered to have a medium market capitalization if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a large market capitalization if their capitalization is within the range of those companies in the S&P 500 Large Cap Index

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

          Market Risk: The possibility that the Fund's stock holdings will decline in price because of broad stock market declines. Stock markets generally move in cycles, with periods of either rising or falling prices. The value of your investment will tend to go up or down in response to these movements.

          Investment Style Risk: The possibility that the performance of undervalued stocks will trail that of other kinds of investments.

You should also know that the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, returns would be less than those shown below.*

[INSERT BAR CHART]

          Best Quarter              Worst Quarter

          -------                   -------
          (      )                  (      )
           ------                    ------

*This performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 500 Index.

                                                                                 SINCE
                                                                               INCEPTION
                                             1 YEAR          5 YEARS           (4/2/ 92)
-----------------------------------------------------------------------------------------------
VALUE MOMENTUM FUND
    Class A Shares (with a 4.50% sales          %               %                  %
charge)
-----------------------------------------------------------------------------------------------
    Class B Shares(1)                           %               %                  %
-----------------------------------------------------------------------------------------------
S&P 500 INDEX(2)                                %               %                  %
-----------------------------------------------------------------------------------------------

(1) Class B Shares commenced operations on 2/2/98. Performance prior to that date is represented by the performance of Class A Shares, with an adjustment for the distribution/service (12b-1) fees of Class B Shares.

(2) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the shareholder fees that you would pay directly from your investment if you purchase or sell Fund Shares.

SHAREHOLDER FEES

                                                                   CLASS A SHARES          CLASS B SHARES          CLASS C SHARES

Maximum Sales Charge (Load) Imposed on Purchase                         5.50%                   0%                      1.00%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                                    0%                      5.00%                   0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage                                         0%                      0%                      0%
of amount redeemed, if applicable)***

*This sales charge may not apply and varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**A Contingent Deferred Sales Charge of 1.00% is imposed if you sell Class A Shares within one year of your purchase and you purchased those Shares without a sales charge because your initial investment was $1 million or greater. See "How Sales Charges Are Calculated."

***Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                           CLASS A SHARES       CLASS B SHARES           CLASS C SHARES

Investment Advisory Fees                        0.60%                0.60%                  0.60%
Distribution/Service (12b-1) Fees               0.25%                0.75%                  1.00%
Other Expenses                                      %*                   %*                     %*+
                                                ------               ------                 ------

Total Annual Fund Operating Expenses                %*                   %*                     %*+

+Because Class C Shares are new, "Other Expenses" for Class C Shares are based on estimated amounts for the current fiscal year.

* During the last fiscal year, Other Expenses were waived by __% or reimbursed by ____% for the Class A Shares and % for Class B Shares. For the current fiscal year, Other Expenses are expected to be waived by __% or reimbursed by __% for the Class C Shares. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, actual annual fund operating expenses for Class A, Class B and Class C Shares were, or are expected to be, as follows:

                                         CLASS A SHARES       CLASS B SHARES      CLASS C SHARES

Investment Advisory Fees                      0.60%               0.60%                 0.60%
Distribution/Service (12b-1) Fees             0.25%               0.75%                 1.00%
Other Expenses                                    %                   %                     %
                                              ------              ------                ------

Total Annual Fund Operating                       %                   %                     %
Expenses

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                                  $___                    $___                    $___                    $___

Class B Shares
If you do not sell your Shares:                 $___                    $___                    $___                    $___
If you sell your Shares at the
end of the period:                              $___                    $___                    $___                    $___

Class C Shares                                  $___                    $___                    $___                    $___

HIGHMARK FIXED INCOME FUNDS
BOND FUND
[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                       To seek total return
                                                      through investments in
                                                      fixed-income securities.
---------------------------------------------------------------------------------------------------------
Investment Focus                                      U.S. Government obligations,
                                                      corporate debt securities, mortgage
                                                      and other asset-backed securities.
---------------------------------------------------------------------------------------------------------
Principal Investment Strategy                         Focuses on sectors of the
                                                      bond market that the
                                                      portfolio managers
                                                      believe are undervalued.
---------------------------------------------------------------------------------------------------------
Share Price Volatility                                Medium
---------------------------------------------------------------------------------------------------------
Investor Profile                                      Investors willing
                                                      to accept the risk of
                                                      a moderate amount of
                                                      fluctuation in the value
                                                      of their investment for
                                                      the benefit of a higher
                                                      total return potential.

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests at least 65% of its assets in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.

- Corporate debt securities issued by U.S., or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 35% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-      An assessment of the future level of interest rates and inflation

-      Expectations for U.S. and global economic growth

-      Relative yields among securities in various market sectors

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

SIDEBAR: One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

          Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

          Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

          Prepayment/Call Risk - If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

[INSERT BAR CHART]

          Best Quarter              Worst Quarter

          -------                   -------
          (      )                  (      )
           ------                    ------

*The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98, to those of the Lehman Brothers Aggregate Bond Index.

---------------------------------------------------------------------------------------------------
                                                                                       SINCE
                                                                                     INCEPTION
                                                     1 YEAR         5 YEARS          (6/20/94)
---------------------------------------------------------------------------------------------------
BOND FUND
    Class A Shares (with a 3% sales charge)             %              %                 %
---------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)                 %              %                 %
---------------------------------------------------------------------------------------------------

(1) The unmanaged Lehman Brothers Aggregate Bond Index is generally representative of the bond market as a whole.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

SHAREHOLDER FEES

                                                        CLASS A SHARES

Maximum Sales Charge (Load) Imposed on Purchase             4.25%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                           0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage
of amount redeemed, if applicable)***                       0%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**A Contingent Deferred Sales Charge of 1.00% is imposed if you sell Class A Shares within one year of your purchase and you purchased those Shares without a sales charge because your initial investment was $1 million or greater. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                                              CLASS A SHARES

Investment Advisory Fees                                          0.50%
Distribution/Service (12b-1) Fees                                 0.25%*
Other Expenses                                                        %*
                                                                  -------

Total Annual Fund Operating Expenses                                  %*

*During the past fiscal year, the Distributor waived 0.25% of its distribution/service (12b-1) fee. "Other Expenses" were waived by __% or reimbursed by _____%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                                   CLASS A SHARES

          Investment Advisory Fees                                      0.50%
          Distribution/Service (12b-1) Fees                             0.00%
          Other Expenses                                                    %
                                                                       -------

          Total Annual Fund Operating Expenses                              %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                      $___                    $___                    $___                    $___

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                     To seek high current
                                                    income that is exempt from
                                                    federal and California
                                                    state income taxes
-----------------------------------------------------------------------------------------------------
Investment Focus                                    California municipal securities
-----------------------------------------------------------------------------------------------------
Principal Investment Strategy                       Invests primarily in investment
                                                    grade California municipal
                                                    securities
-----------------------------------------------------------------------------------------------------
Share Price Volatility                              Low to Medium
-----------------------------------------------------------------------------------------------------
Investor Profile                                    California residents seeking income
                                                    exempt from federal and state
                                                    income taxes
-----------------------------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal and State of California income taxes. To pursue this goal, the Fund invests at least 65% of its assets in investment-grade California municipal bonds and notes.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in Shares of money market funds and other investment companies that have similar investment objectives. Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

-      The potential direction of interest rate changes.

- Their expectations for the U.S. economy in general and California's economy in particular.

-      The credit rating and stability of the issuer.

SIDEBAR: One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

SIDEBAR: Municipal bonds are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. Additionally, the Fund will invest at least 80% of its assets in investment-grade bonds. Investment-grade bonds are generally those whose issuers are considered to have fairly solid financial health by nationally recognized rating agencies such as Standard & Poor's.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page x.)

[YIELD ICON] WHAT ARE THE MAIN
RISKS OF INVESTING IN THIS FUND?

          State Specific Risk: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

          Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

          Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

          Prepayment/Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance. For more information about these risks, please see the Glossary of Investment Risks on page ___.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

[INSERT BAR CHART]

          Best Quarter              Worst Quarter

          -------                   -------
          (      )                  (      )
           ------                    ------

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the Lehman Brothers 7-Year Municipal Bond Index.

--------------------------------------------------------------------------------------------------
                                                                                      SINCE
                                                                                    INCEPTION
                                                    1 YEAR         5 YEARS         (10/15/93)
--------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
    Class A Shares (with a 3% sales charge)            %              %                 %
--------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND                  %              %                 %
INDEX(1)
--------------------------------------------------------------------------------------------------

(1) The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment grade tax-exempt bonds with maturities between 6 and 8 years.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the shareholder fees you would pay directly from your investment if you purchased or sold Fund Shares.

SHAREHOLDER FEES


                                                                     CLASS B SHARES                CLASS B SHARES

Maximum Sales Charge (Load) Imposed on  Purchase                          4.25%                             0%
(as a percentage of offering price)*
                                                                             0%                          5.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**

                                                                             0%                             0%
Redemption Fee (as a percentage ____ of amount redeemed, if
applicable)***

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***If you request a wire transfer, a wire transfer fee of $15 will be deducted from the amount of your redemption.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                                   CLASS A SHARES           CLASS B SHARES

Investment Advisory Fees                                0.50%*                  0.50%
Distribution/Service (12b-1) Fees                       0.25%*                  0.75%
Other Expenses                                              %*                      %
                                                        --------                -------

Total Annual Fund Operating Expenses                        %*                      %

* During the past fiscal year, the Adviser waived 0.30% of its investment Advisory fee and the Distributor waived 0.25% of its distribution/service (12b-1) fee. "Other Expenses" were waived by __% or reimbursed by __%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                        CLASS A SHARES     CLASS B SHARES

          Investment Advisory Fees                          0.20%              0.20%
          Distribution/Service (12b-1) Fees                 0.00%              0.50%
          Other Expenses                                        %                   %
                                                            -----              ------

          Total Annual Fund Operating Expenses                  %                   %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                      $___                    $___                    $___                    $___

INTERMEDIATE-TERM BOND FUND

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                       To seek total return
                                                      through investments in
                                                      fixed-income securities.
---------------------------------------------------------------------------------------------------------
Investment Focus                                      U.S. Government obligations,
                                                      corporate debt securities,
                                                      mortgage and other asset-backed
                                                      securities.
---------------------------------------------------------------------------------------------------------
Principal Investment Strategy                         Focuses on sectors of the
                                                      bond market that the
                                                      portfolio managers
                                                      believe are undervalued.
---------------------------------------------------------------------------------------------------------
Share Price Volatility                                Medium
---------------------------------------------------------------------------------------------------------
Investor Profile                                      Investors willing
                                                      to accept the risk of a low
                                                      to moderate amount of
                                                      fluctuation in the value
                                                      of their investment for
                                                      the benefit of a higher
                                                      total return potential.

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Intermediate Bond Fund seeks total return through investments in fixed-income securities. To pursue this goal, the Fund invests at least 65% of its assets in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.

- Corporate debt securities issued by U.S., or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

- The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 35% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-      An assessment of the future level of interest rates and inflation

-      Expectations for U.S. and global economic growth

-      Relative yields among securities in various market sectors

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

The Intermediate-Term Bond Fund will maintain an average duration of between 2 and 5 years, which the managers expect to be within one year of the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index.

SIDEBAR: One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

[YIELD ICON] WHAT ARE THE MAIN
RISKS OF INVESTING IN THIS FUND?

          Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

          Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

          Prepayment/Call Risk - If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

[INSERT BAR CHART]

          Best Quarter              Worst Quarter

          -------                   -------
          (      )                  (      )
           ------                    ------

*The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98, to those of the Lehman Brothers Government/Corporate Bond Index.

-----------------------------------------------------------------------------------------------------------
                                                                                              SINCE
                                                                                            INCEPTION
                                                           1 YEAR           5 YEARS         (2/3/92)
-----------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
    Class A Shares (with a 3% sales charge)                   %                %                %
-----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE             %                %                %
BOND INDEX(1)
-----------------------------------------------------------------------------------------------------------

(1) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of government and corporate debt securities rated investment grade or better, with maturities between 1 and 10 years.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

SHAREHOLDER FEES

                                                                                 CLASS A SHARES

Maximum Sales Charge (Load) Imposed on Purchase                                     4.25%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load)                                                   0%
(as a percentage of net asset value)**

Redemption Fee (as a percentage of amount redeemed, if applicable)***                  0%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**A Contingent Deferred Sales Charge of 1.00% is imposed if you sell Class A Shares within one year of your purchase and you purchased those Shares without a sales charge because your initial investment was $1 million or greater. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                                                 CLASS A SHARES

Investment Advisory Fees                                             0.50%
Distribution/Service (12b-1) Fees                                    0.25%*
Other Expenses                                                           %*
                                                                     -------
Total Annual Fund Operating Expenses                                     %*

*During the past fiscal year, the Distributor waived 0.25% of its distribution/service (12b-1) fee. "Other Expenses" were waived by __% or reimbursed by __%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                        CLASS A SHARES

          Investment Advisory Fees                          0.50%
          Distribution/Service (12b-1) Fees                 0.00%
          Other Expenses                                        %
                                                            -----

          Total Annual Fund Operating Expenses                  %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
Class A Shares                      $___                    $___                    $___                    $___

SHAREOWNER GUIDE--
HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares--Classes A, B and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A

-      Front-end sales charges, as described below.
-      Distribution and service (12b-1) fees of 0.25%.
-      Offered by:
       Growth Fund
       Income Equity Fund
       International Equity Fund
       Small Cap Value Fund
       Value Momentum Fund
       Balanced Fund
       Bond Fund
       California Intermediate Tax-Free Bond Fund
       Intermediate-Term Bond Fund

CLASS B

-      No front-end sales charge.
-      Distribution and service (12b-1) fees of 0.75%.
-      A deferred sales charge, as described below.
- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.
-      Offered by:
       Growth Fund
       Income Equity Fund
       International Equity Fund
       Small Cap Value Fund
       Value Momentum Fund
       Balanced Fund
       California Intermediate Tax-Free Bond Fund

CLASS C

-      Front-end sales charge of 1.00%
-      Distribution and service (12b-1) fees of 1.00%

- No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

-      Offered by:
       Balanced Fund
       Growth Fund
       Income Equity Fund
       International Equity Fund
       Small Cap Value Fund
       Value Momentum Fund

For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

FOR INSTITUTIONAL INVESTORS ONLY: Each of the Funds offers Fiduciary Class Shares; the Value Momentum Fund also offers Class I Shares. Each of these Classes has its own expense structure. Fiduciary Class Shares are available only to financial institutions, fiduciary clients of Union Bank of California, N.A., and certain other qualified investors. Class I Shares are available only to government retirement plans investing $70 million or more. Call the Distributor for more details (see the back cover of this prospectus for contact information).

For purchases of $1 million or greater, the sales charge for Class A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of Class A Shares may make them a better choice for you than Class B or Class C Shares.

HOW SALES CHARGES ARE CALCULATED

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares--Classes A, B and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares: Class A Shares: Front-End Sales Charge

EQUITY FUNDS

                                                AS A                           AS A
                                            PERCENTAGE OF                 PERCENTAGE OF
YOUR INVESTMENT                            OFFERING PRICE                YOUR INVESTMENT

0 -- $49,999.....................               5.50%                          5.82%
$50,000 -- $99,999.............                 4.50%                          4.71%
$100,000 -- $249,999..........                  3.75%                          3.90%
$250,000 -- $499,999..........                  2.50%                          2.56%
$500,000 -- $999,999..........                  2.00%                          2.04%
$1,000,000 and Over...........                  0.00%*                         0.00%

---------------
* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

FIXED-INCOME FUNDS

                                                       AS A                             AS A
                                                  PERCENTAGE OF                     PERCENTAGE OF
YOUR INVESTMENT                                  OFFERING PRICE                    YOUR INVESTMENT

0 -- $99,000......................                   4.25%                             4.44%
$100,000 -- $249,000..............                   3.50%                             3.63%
$250,000 -- $499,000..............                   2.50%                             2.56%
$500,000 -- $999,999...........                      2.00%                             2.04%
$1,000,000 and Over............                      0.00%*                            0.00%

---------------
* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

Class B Shares:  Contingent Deferred Sales Charge

You may purchase Class B Shares at their net asset value per share, without any initial sales charge. If you sell those Shares within six years of buying them, however, you must pay what is known as a "contingent deferred sales charge"
(CDSC). As the tables below show, the charge declines incrementally over time and is based on the original cost you paid for the Shares OR their current market value, whichever is less. We do not impose a CDSC on Shares you purchased by reinvesting dividends.

CDSC on Shares
Years after purchase          being sold

1st year                            5.00%
2nd year                            4.00%
3rd or 4th year                     3.00%
5th year                            2.00%
6th year                            1.00%
After 6th year                      none

To determine these CDSCs, we count all purchases made during a calendar month as having been made on the first day of that month.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

CLASS C SHARES

Class C Shares are offered at their net asset value per share plus a sales charge of 1.00% of the offering price.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

- Right of Accumulation Privilege: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.

- Combination Privilege: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

- Letter of Intent: If you plan to invest in Class A Shares of one HighMark Fund and, within a 13-month period, make an additional investment in Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make your additional investment in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

Contact your financial representative or the Distributor to find out how to qualify, or consult the Statement of Additional Information (see the back cover of this prospectus for contact information).

FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

            (1) Through reinvestment of dividend and capital gain distributions

            (2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

            (3) By state and local governments.

            (4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

            (5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

            (6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

            (7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent;

            (8) By individuals investing proceeds they received from selling Shares of another mutual fund (other than HighMark Funds) on which they paid a sales charge. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your share redemption.

            (9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

            (10) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

            (11) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

            (12) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

            (13) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

            (14) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

If you think you may be eligible for a sales charge waiver, contact the Distributor or consult the Statement of Additional Information (see the back cover of this prospectus). For categories 2 through 12 and 14 above, you must notify the Distributor at the time you buy the Shares that your purchase qualifies for a sales charge waiver.

CDSC WAIVERS: You may qualify for a CDSC waiver if:
you are selling Shares as part of a systematic withdrawal plan.
you are taking certain distributions from a retirement plan.
the shareholder has died or become disabled.

You must notify us that you are eligible for a waiver under these circumstances at the time you wish to sell Shares.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Distributor or consult the Statement of Additional Information (see the back cover of this prospectus for contact information).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                             Percentage of Average
       Share Class                             Daily Net Assets
         Class A                                     0.25%
         Class B                                     0.75%
         Class C                                     1.00%

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1.     Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

       -      INITIAL PURCHASE: $1,000 for each Fund

       - $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

       -      ADDITIONAL PURCHASES: $100 for each Fund

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of Shares.

We reserve the right to reject a purchase order if the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds or its shareholders.

BUYING SHARES

            OPENING AN ACCOUNT                                                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
BY CHECK
---------------------------------------------------------------------------------------------------------------------------------
[LETTER  -  Make out a check for the investment amount,                  -  Make out a check for the investment amount,
 ICON]      payable to "HighMark Funds."                                    payable to "HighMark Funds."


         -  Deliver the check and your completed application             -  Fill out the detachable investment slip from
            to your financial representative, or mail them                  your account statement. If you do not have a slip,
            to our transfer agent (address below).                          include a note specifying the fund name, your share
                                                                            class, your account number and the name(s) in which
                                                                            the account is registered.

                                                                         -  Deliver the check and your investment slip or note
                                                                            to your financial representative, or mail them to
                                                                            our transfer agent (address below).


                                             All purchases made by check should be in U.S. dollars.
                                      Third party checks, credit card checks or cash will not be accepted.

---------------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE
---------------------------------------------------------------------------------------------------------------------------------

[ARROW   -  Call your financial representative or the Distributor        -  Call your financial representative or the
 ICONS]     at 1-800-433-6884 to request an exchange.                       Distributor at 1-800-433-6884 to request an
                                                                            exchange.
---------------------------------------------------------------------------------------------------------------------------------
BY WIRE
---------------------------------------------------------------------------------------------------------------------------------

[ARROW   -  Deliver your completed application to your financial         -  Call our transfer agent before wiring any funds.
 ICON]      representative, or mail it to the transfer agent
            (address below).
         -  Obtain your Fund account number by calling your              -  Instruct your bank to wire the amount of your
            financial representative or our transfer agent.                 investment to:
         -  Instruct your bank to wire the amount of your                         State Street Bank and Trust Company
            investment to:                                                        225 Franklin Street
                State Street Bank and Trust Company                               Boston, MA  02101
                225 Franklin Street                                               ABA# 011000028
                Boston, MA  02101                                                 DDA# 9905-194-8
                ABA# 011000028
                DDA# 9905-194-8                                          Specify the Fund name, your share class, your
                                                                         Fund account number and the name(s) in which the
                                                                         Fund account is registered. Your bank may charge
                                                                         a fee to wire money.
      Specify the Fund name, your choice of share class, the
      new Fund account number and the name(s) in which the
      Fund account is registered. Your bank may charge a fee
      to wire money.

---------------------------------------------------------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
---------------------------------------------------------------------------------------------------------------------------------

         -  Call your financial institution for information              -  Call your financial institution for information
            on their procedures for transmitting orders to                  on their procedures for transmitting orders to
            HighMark Funds.                                                 HighMark Funds.

TRANSFER AGENT
ADDRESS:
State Street Bank and Trust Company
P.O. Box 8416
Boston, MA  02266-8416                                                   To add to an account using the
PHONE NUMBER:  1-800-433-6884                                            Automatic Invest Plan, see
Or contact your financial representative for                             "Additional Investor Services."
instructions and assistance.

SELLING SHARES


            DESIGNED FOR                                    TO SELL SOME OR ALL OF YOUR SHARES

---------------------------------------------------------------------------------------------------------------------
BY LETTER
---------------------------------------------------------------------------------------------------------------------
[LETTER   -  Accounts of any type.                          -  Write a letter indicating the Fund name, your
 ICON]    -  Sales of any amount.                              share class, your Fund account number, the name(s)
                                                               in which the account is registered and the dollar
                                                               value or number of Shares you wish to sell.

                                                            -  Include all signatures and any guarantees that
                                                               may be required (see next page).

                                                            -  Mail the materials to our transfer agent.

                                                            -  We will mail a check to the name(s) and address
                                                               in which the account is registered, unless you
                                                               give us other written instructions.
---------------------------------------------------------------------------------------------------------------------
BY PHONE
---------------------------------------------------------------------------------------------------------------------
[PHONE    -  Accounts of any type.                          -  To place your order, contact your financial
 ICON]                                                         representative or the Distributor at 1-800-433-6884
          -  Sales of any amount.                              between 8:30 A.M. and 8:00 P.M. Eastern Time on
                                                               most business days.
---------------------------------------------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
---------------------------------------------------------------------------------------------------------------------
[ARROW     -  Requests by letter to sell at least $500       -  We will wire amounts of $500 or more on the next
 ICON]       (accounts of any type).                           business day after we receive your request.
          -  Requests by phone to sell at least $500
             (accounts of any type).                        -  If you have an account with the Fund's transfer
                                                               agent (a "Fund Direct Account"), a $15 fee will
                                                               be deducted from your account.

                                                            -  Shares cannot be redeemed by wire on Federal holidays
                                                               restricting wire transfers.
---------------------------------------------------------------------------------------------------------------------
BY EXCHANGE
---------------------------------------------------------------------------------------------------------------------
[ARROWS  -  Accounts of any type.                           -  Obtain a current prospectus for the Fund into
 ICON]   -  Sales of any amount.                               which you are exchanging by calling the Distributor
                                                               or your financial representative.

                                                            -  Call the Distributor or your financial representative
                                                               to request an exchange.

THROUGH FINANCIAL INSTITUTIONS

         -  Accounts set up through financial               -  Contact your financial institution for information
            institutions.                                      on their procedures for transmitting orders to
                                                               HighMark Funds.

TRANSFER AGENT
ADDRESS:
State Street Bank and Trust Company
P.O. Box 8416
Boston, MA  02266-8416
PHONE NUMBER:  1-800-433-6884
Or contact your financial representative for                To add to an account using the Automatic Invest Plan, see
instructions and assistance.                                "Additional Investor Services."


SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

       -      you are selling more than $5,000 worth of Shares.

       - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to the minimum or above.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-      Are qualified to invest in the new Fund.

-      Satisfy the initial and additional investment minimums for the new Fund.

-      Invest in the same share class in the new Fund as you did in the previous
       Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class

A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A money market Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, the period you held Class B Shares of the "old" Fund and the period you held Class B Shares of the "new" Fund are combined.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

            (Total mkt. value of the Fund's investments and other assets - any
                Fund liabilities)
            / Total number of the Fund's Shares outstanding
            -----------------------------------------------
            = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) business days, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A, Class B and Class C Shares, the NAV of a Fund's Class B and Class C Shares may be lower than that of its Class A Shares because Class B Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. Pacific time (4:00 p.m. Eastern time). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received payment.

- Selling Shares: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. Pacific time (4:00 p.m. Eastern time). Otherwise, we will execute your order on the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Funds declares and pays income dividends monthly, with the exception of the Small Cap Value Fund, which declares and pays income dividends periodically. The Funds distribute any capital gains they have realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                                 HighMark Funds
                     c/o State Street Bank and Trust Company
                                  P.O. Box 8416
                              Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax Adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states like California, do not have a special rate for capital gains.)

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return (even if the Fund invests primarily in tax-exempt securities.) For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND:

The Fund's portfolio managers expect that virtually all of the income the California Intermediate Tax-Free Fund generates will be exempt from federal and California state personal income taxes. If, however, you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase federal taxation of your benefits. In addition, some of the income you received from the Fund may be included in the computation of federal and state alternative minimum tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES:

If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can opt to make these withdrawals on a monthly, quarterly, twice yearly or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-      Have at least $5,000 in your HighMark Fund(s) account.

-      Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

Class A and Class C shareholders should note the following:

If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

Class B shareholders should also note the following:

If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. HighMark Capital Management, as of September 30, 1999, had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

            Fund                                                               % of Net Assets
            ----                                                               ---------------
Bond Fund                                                                           0.50%
California Intermediate Tax-Free Bond Fund                                          0.50%
Intermediate-Term Bond Fund                                                         0.50%
Balanced Fund                                                                       0.60%
Growth Fund                                                                         0.60%
Income Equity Fund                                                                  0.60%
International Equity Fund                                                           0.95%*
Value Momentum Fund                                                                 0.60%
Small Cap Value Fund                                                                1.00%*

*A portion of the management fee is used to pay the Fund's subAdviser.

SUB-ADVISERS

INTERNATIONAL EQUITY FUND. AXA Asset Management Partenaires ("AXA") serves as the subadviser to the International Equity Fund. Under an investment subadvisory agreement between AXA and HighMark Capital Management, AXA makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

AXA operates as a subsidiary of the AXA Group. Established in 1994, AXA provides active global investment services for U.S. mutual funds and foreign mutual funds. As of June 30, 1999, AXA managed assets in excess of $___ billion.

SMALL CAP VALUE FUND. Brandes Investment Partners, L.P. (Brandes) serves as the sub-adviser to a portion of the Small Cap Value Fund's assets. Under an investment sub-Advisory agreement between Brandes and HighMark Capital Management, Brandes makes day-to-day investment decisions regarding the Fund's foreign securities, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Brandes is a California limited partnership organized in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which (through its various predecessors) has provided investment Advisory services since 1974. Brandes serves as portfolio manager to mutual funds, employee benefit funds and other institutional clients. As of September 30, 1999, Brandes managed approximately $_____ billion in assets.

PORTFOLIO MANAGERS

All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment
of all dividends and distributions). This information has been audited by     ,
whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                               FUND CODE
---------                                               ---------
Balanced Fund                                               1
Growth Fund                                                 2
Income Equity Fund                                          3
International Equity Fund                                   4
Value Momentum Fund                                         5
Small Cap Value Fund                                        6
Bond Fund                                                   7
California Intermediate Tax-Free Bond Fund                  8
Intermediate-Term Bond Fund                                 9

INSTRUMENT                                                                      FUND CODE               RISK TYPE
----------                                                                      ---------               ---------
ADJUSTABLE RATE MORTGAGE LOANS (ARMSs): Loans in a                              1,5,7, 9                Pre-payment
mortgage pool which provide for a fixed initial mortgage                                                Market
interest rate for a specified period of time, after which the rate                                      Credit
may be subject to periodic adjustments.                                                                 Regulatory

AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs                                      1-6                     Market
are foreign Shares of a company held by a U.S.                                                          Political
bank that issues a receipt evidencing ownership.                                                        Foreign
Investment ADRs pay dividends in U.S. dollars.

ASSET-BACKED SECURITIES: Securities backed by company                           1, 2, 5                 Pre-payment
receivables, home equity loans, truck and auto loans,                                                   Market
leases, credit card receivables and other securities backed                                             Credit
by other types of receivables or assets.                                                                Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                          1-7, 9                  Credit
drawn on and accepted by a commercial bank. They generally have                                         Liquidity
maturities of six months or less.                                                                       Market

BONDS: Interest-bearing or discounted government or                             1, 5-9                  Market
corporate securities that obligate the issuer to pay the                                                Credit
bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer the                         1-6                     Management
right to buy, and obligates the seller of the option to                                                 Liquidity
sell, a security at a specified price. A put option gives                                               Credit
the buyer the right to sell, and obligates the seller of the                                            Market
option to buy, a security at a specified price. The                                                     Leverage
Funds will sell only covered call and secured put options.

CERTIFICATES OF DEPOSIT: Negotiable instruments                                 1-7, 9                  Market
with a stated maturity.                                                                                 Credit
                                                                                                        Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                              1-7, 9                  Credit
promissory notes issued by corporations and other entities.                                             Liquidity
Maturities generally vary from a few days to nine months.                                               Market

COMMON STOCK: Shares of ownership of a company.                                 1-6                     Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that                           1-6                     Market
convert to common stock.                                                                                Credit

DEMAND FEATURES: Securities that are subject to puts and                        1-7, 9                  Market
standby commitments to purchase the securities at a fixed                                               Liquidity
price (usually with accrued interest) within a fixed period                                             Management
of time following demand by a Fund.

DERIVATIVES:  Instruments whose value is derived from                           1-9                     Management
an underlying contract, index or security, or any                                                       Market
combination thereof, including futures, options                                                         Credit
(e.g., put and calls), options on futures, swap                                                         Liquidity
agreements, and some mortgage-backed securities.                                                        Leverage

FOREIGN SECURITIES: Stocks issued by foreign companies including                4,5                     Market
ADRs and Global Depository Receipts (GDRs), as well as                                                  Political
Commercial paper of foreign issuers and obligations of foreign                                          Foreign
governments, companies, banks, overseas branches of U.S. banks                                          Liquidity
or supranational entities.                                                                              Investment

FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation                              4,5,6                   Management
to purchase or sell a specific amount of a currency at a fixed future                                   Liquidity
date and price set by the parties involved at the time the contract is                                  Credit
negotiated.                                                                                             Market
                                                                                                        Political
                                                                                                        Leverage
                                                                                                        Foreign
                                                                                                        Investment

FUTURES AND RELATED OPTIONS: A contract providing for the                       1-9                     Management
future sale and purchase of a specific amount of a                                                      Market
specific security, class of securities, or index at a                                                   Credit
specified time in the future and at a specified price.                                                  Liquidity
The aggregate value of options on securities (long puts                                                 Leverage
and calls) will not exceed 10% of a HighMark Equity Fund's net assets at the time it purchases the options. An Equity
Fund will limit obligations under futures, options on

futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed Income Funds may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options to no more than 10% of its assets.

HIGH-YIELD/HIGH-RISK/BONDS: Bonds rated below investment grade                  1,7-9                   Credit      Market
by the primary rating agencies (e.g., BB or lower by Standard                                           Liquidity
& Poor's and Ba or lower by Moody's). These securities are
considered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that ordinarily cannot be                       1-9                     Liquidity
sold within seven business days at the value the Fund                                                   Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.

INVESTMENT COMPANY SECURITIES: Shares of registered                             1-9                     Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for which
HighMark, its subadvisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own Adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher                     1, 5-9                  Market
by Standard & Poor's; Baa or better by Moody's; similarly                                               Credit
rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the
Adviser.

MONEY MARKET INSTRUMENTS:  Investment-grade, U.S.                               1-9                     Market
dollar-denominated debt securities with remaining                                                       Credit
maturities of one year or less. These may include
short-term U.S. government obligations, commercial
paper and other short-term corporate obligations,
repurchase agreements collateralized with U.S.
government securities, certificates of deposit,
bankers' acceptances, and other financial institution
obligations. These securities may carry fixed or
variable interest rates.

MORTGAGE-BACKED SECURITIES: Bonds backed by real                                  1,7,9       Prepayment
estate loans and pools of loans. These include                                                Market
collateralized mortgage obligations (CMOs) and                                                Credit
real estate mortgage investment conduits (REMICs).                                            Regulatory

MUNICIPAL FORWARDS: Forward commitments to                                        8           Market
purchase tax-exempt bonds with a specific coupon                                              Leverage
to be delivered by an issuer at a future date (typically                                      Liquidity
more than 45 days but less than one year). Municipal                                          Credit
forwards are normally used as a refunding mechanism for bonds that may be redeemed only on a designated future date. Any Fund that makes use of municipal forwards will maintain liquid, high-grade securities in a segregated account in an amount at least equal to the purchase price of the municipal forward.

MUNICIPAL SECURITIES: Securities issued by a state or                             8           Market
political subdivision to obtain funds for various public                                      Credit
purposes. Municipal securities include private activity bonds                                 Political
and industrial development bonds, as well as general                                          Tax
obligation bonds, tax anticipation notes, bond anticipation                                   Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds: General-obligation bonds, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district
(Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued                          2, 5, 8     Credit
by supranational agencies that are chartered to promote                                       Foreign
Investment economic development and are supported by
various governments and government agencies.

OPTIONS ON CURRENCIES:  A Fund may buy put options and sell                       4,5         Management
covered call options on foreign currencies (traded on U.S. and                                Liquidity
foreign exchanges or over-the-counter markets). A covered call                                Credit
option means the Fund will own an equal amount of the underlying                              Market
foreign currency. Currency options help a Fund manage its exposure                            Political
to changes in the value of the U.S. dollar relative to other currencies.                      Leverage
If a Fund sells a put option on a foreign currency, it will establish a                       Foreign Investment
segregated account with its Custodian consisting of cash, U.S.
government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

PARTICIPATION INTERESTS: Interests in municipal                                       1,8         Market
securities from financial institutions such                                                       Liquidity
as commercial and investment banks, savings and loan                                              Credit
associations and insurance companies. These interests                                             Tax
are usually structured as some form of indirect ownership
that allows the Fund to treat the income from the
investment as exempt from federal income tax. The Fund invests in these interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.

PREFERRED STOCKS: Equity securities that generally pay dividends                      1-6         Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security                                     1-9         Market
and the simultaneous commitment to return the                                                     Leverage
security to the seller at an agreed upon price on an agreed
upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                                 1-9         Market
and the simultaneous commitment to buy the security back                                          Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the                            1-9         Liquidity
Securities Act of 1933, such as privately placed commercial                                       Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the                               1-9         Market
Fund's total assets. In return the Fund will receive                                              Leverage
cash, other securities and/or letters of credit.                                                  Liquidity
                                                                                                  Credit

INDEX-BASED SECURITIES: Index-based securities such as                                1-5         Market
Standard & Poor's Depository Receipts ("SPDRs")
and NASDAQ-100 Index Tracking Stock ("NASDAQ
100s"), represent ownership in a long-term unit investment
trust that holds a portfolio of common stocks designed to
track the price performance and dividend yield of of an index, such as the S&P 500 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

TAX-EXEMPT COMMERCIAL PAPER:  Commercial paper                                        8           Credit
issued by governments and political sub-divisions.                                                Liquidity
                                                                                                  Market
                                                                                                  Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                                    1,3,5-7,9   Liquidity
bank in exchange for a deposit of money.                                                          Credit
                                                                                                  Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment                       1-9                     Market
growth receipts, and certificates of accrual of Treasury securities.

UNIT INVESTMENT TRUSTS:  Investment vehicle, registered                         2-7,9                   Market
with the Securities and Exchange Commission under
the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock.
Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                            1,2-9                   Market
by agencies and instrumentalities of the U.S. government.                                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                                 1,2-9                   Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                        1,2-9                   Credit
interest rates that are reset daily, weekly, quarterly or on                                            Liquidity
some other schedule. Such instruments may be payable to a                                               Market
Fund on demand.

WARRANTS: Securities that give the holder the right to buy a                    1-6                     Market
proportionate amount of common stock at a specified price.                                              Credit
Warrants are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                 1-9                     Market
A purchase of, or contract to purchase, securities at a fixed                                           Leverage
price for delivery at a future date. The portfolio managers                                             Liquidity
of each Fund expect that commitments to enter into forward                                              Credit
commitments or purchase when-issued securities will not exceed
25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar                         1,5,7-9                 Market
denominated bonds issued by foreign corporations or                                                     Credit
governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by
Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                          5,6,8                   Credit
debt that pay no interest, but are issued at a discount from                                            Market
their value at maturity. When held to maturity, their entire                                            Zero Coupon
return equals the difference between their issue price and
their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk. Finally, foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

HEDGED. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

SPECULATIVE. In addition to helping reduce risk, derivatives may be used to magnify a fund's potential gains. This strategy involves substantially greater risks than more defensive uses of derivatives.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date.

In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark Funds. If these assurances prove to be incorrect, HighMark shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

HOW TO OBTAIN MORE INFORMATION

                                                              More information about the Funds is available without charge
INVESTMENT ADVISER                                            through the following:

HighMark Capital Management, Inc.                             STATEMENT OF ADDITIONAL INFORMATION (SAI)
475 Sansome Street
San Francisco, CA  94104                                      More detailed information about the HighMark Funds is
                                                              included in our SAI. The SAI has been filed with the SEC and
SUB ADVISORS                                                  is incorporated by reference into this prospectus. This
                                                              means that the SAI, for legal purposes, is a part of this
International Equity Fund:                                    prospectus.
AXA Asset Management Partenaires
46, Avenue de la Grande Armee
Paris, 75017, France

International Portion of the Small Cap Value Fund             ANNUAL AND SEMI-ANNUAL REPORTS
Brandes Investment Partners, L.P.
12750 High Bluff Drive                                        These reports list the Funds' holdings and contain
SAN DIEGO, CA 90730                                           information on the market conditions and investment
                                                              strategies that significantly affected
                                                              the HighMark Funds' performance during the last year.

ADMINISTRATOR AND DISTRIBUTOR
                                                              TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL REPORTS, OR MORE INFORMATION:

SEI Investments Distribution Co.
1 Freedom Valley Drive                                        BY TELEPHONE:
Oaks, PA  19456

LEGAL COUNSEL                                                 Call 1-800-433-6884

Ropes & Gray                                                  By Mail:
1301 K Street, N.W., Suite 800 East
Washington, DC  20005                                         Write to us c/o
                                                              SEI Investments Distribution Co.
                                                              1 Freedom Valley Drive
AUDITORS                                                      Oaks, PA  19456.

Deloitte & Touche LLP                                         By Internet:
50 Fremont Street
San Francisco, CA  94105-2230                                 http://www.highmark-funds.com

                                                              FROM THE SEC: You can also obtain the
                                                              SAI, the Annual and Semiannual Reports,
                                                              and other information about the HighMark
                                                              Funds, from the SEC's Web site
                                                              (http://www.sec.gov). You may review and
                                                              copy documents at the SEC Public
                                                              Reference Room in Washington, DC (for
                                                              information call 1-800-SEC-0330). You
                                                              may request documents by mail from the
                                                              SEC, upon payment of a duplicating fee,
                                                              by writing to: Securities and Exchange
                                                              Commission, Public Reference Section,
                                                              450 5th Street, N.W., Washington, DC
                                                              20549-6009.

                                                              HighMark Funds' Investment Company Act
                                                              registration number is 811-05059.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                                         Prospectus Caption
------------------                                                         ------------------
                                 HIGHMARK FUNDS
                                 --------------

                  EQUTIY/FIXED INCOME FUNDS - FIDUCIARY SHARES

1.  Front and Back Cover Pages .......................................      Cover Page; Back Page

2.  Risk/Return Summary:
    Investments, Risks and Performance................................      Individual HighMark Funds Profiles

3.  Risk/Return Summary:  Fee Table...................................      Individual HighMark Funds Profiles

4.  Investment Objectives, Principal Investment
    Strategies, and Related Risk  ....................................      Individual HighMark Funds Profiles;
                                                                            More About the HighMark Fund --
                                                                            Investment Practices; More About the
                                                                            HighMark Funds -- Glossary of Investment Risks

5.  Management's Discussion of the Fund
    Performance.......................................................      Inapplicable

6.  Management, Organization and Capital
    Structure.........................................................      More About the HighMark Funds - Investment Management

7.  Shareholder Information...........................................      Shareowner Guide - How to Invest in the HighMark Funds

8.  Distribution Arrangements ........................................      Shareowner Guide - How to Invest in the HighMark Funds

9.  Financial Highlights Information..................................      Financial Highlights

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED-INCOME FUNDS

                                  EQUITY FUNDS
                                 Balanced Fund
                                  Growth Fund
                               Income Equity Fund
                           International Equity Fund
                              Small Cap Value Fund
                              Value Momentum Fund

                               FIXED-INCOME FUNDS
                                   Bond Fund
                   California Intermediate Tax-Free Bond Fund
                          Intermediate-Term Bond Fund

                                FIDUCIARY SHARES

                                   PROSPECTUS

                               November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Equity and Fixed-Income funds that you should know before investing. Certain Funds also offer additional classes of Shares called Class A, Class B and Class C Shares, which are offered in separate prospectuses. In addition, the HighMark Value Momentum Fund offers a class of Shares called Class I Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
EQUITY FUNDS
X Balanced Fund
X Growth Fund
X Income Equity Fund
X International Equity Fund
X Small Cap Value Fund
X Value Momentum Fund
FIXED-INCOME FUNDS
X Bond Fund
X California Intermediate Tax-Free Bond
  Fund
X Intermediate-Term Bond Fund
SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK FUNDS
X Choosing a Share Class
X Opening an Account
X Buying Shares
X Selling Shares
X Exchanging Shares
X Transaction Policies
X Dividends and Distributions
X Taxes
X Investor Services
MORE ABOUT THE HIGHMARK FUNDS
X Investment Management
X Financial Highlights
X Investment Practices
X Glossary of Investment Risks

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------------
[FUND SUMMARY ICON]                Fund Summary                      [YOUR ACCOUNT ICON]                 Your Account
[INVESTMENT STRATEGY ICON]         Investment Strategy               [INVESTMENT MANAGEMENT ICON]        Investment Management
[YIELD ICON]                       What are the main risks           [FINANCIAL HIGHLIGHTS ICON]         Financial Highlights
                                   of investing in this Fund?        [ADDITIONAL INVESTMENT ICON]        Additional Investment
[PERFORMANCE INFORMATION ICON]     Performance Information                                               Practices and Risks
[FEES AND EXPENSES ICON]           Fees and Expenses
-------------------------------------------------------------------------------------------------------------------------------

 November 30, 1999

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON]  Fund Summary

Investment Goal                To seek capital
                               appreciation and income;
                               conservation of capital
                               is a secondary
                               consideration
--------------------------------------------------------------
Investment Focus               U.S. common stocks and
                               investment grade bonds
--------------------------------------------------------------
Principal Investment           Diversifies across market
Strategy                       segments and investment
                               styles, including value
                               and growth stocks as well
                               as various types of bonds
--------------------------------------------------------------
Share Price Volatility         Moderate
--------------------------------------------------------------
Investor Profile               Investors seeking the
                               growth potential of
                               stocks with the
                               diversification value of
                               bonds
--------------------------------------------------------------

[INVESTMENT STRATEGY ICON]  INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time the Fund purchases them.

To select bonds for the Fund, the managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in Shareholders' best interest to do so.

To choose stocks for the Fund, the managers employ a dual strategy, focusing on value stocks in one portion of the Fund's stock portfolio and growth stocks in the other. Although the managers generally divide the Fund's stock portfolio evenly between value and growth stocks, they may emphasize one style over the other depending on economic trends.

The Fund may invest in other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

(For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page X.)

SIDEBAR: Value stocks are those issued by companies that the managers believe may be undervalued relative to their earnings, financial strength or other qualities. Growth stocks are those issued by companies that have a record of achieving consistent earnings and sales growth.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

        Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, the longer the average maturity of the Fund's fixed-income portion, the greater its interest rate risk.

        Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

        Investment Style Risk: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON]  PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

        Best Quarter       Worst Quarter

        --------           --------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

-------------------------------------------------------------------------------
                                                            SINCE
                                                          INCEPTION
                                   1 YEAR     5 YEARS     (2/1/91)
BALANCED FUND
    Fiduciary Shares                       %         %           %
---------------------------------- ---------- --------- -----------

S&P 500 INDEX(1)                           %         %           %
---------------------------------- ---------- --------- -----------
LEHMAN BROTHERS AGGREGATE BOND
INDEX(2)                                   %         %           %
---------------------------------- ---------- --------- -----------

(1) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.
(2) The unmanaged Lehman Brothers Aggregate Bond Index is generally representative of the bond market as a whole.

$ FEES AND EXPENSES

This table describes the Shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                        FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase                 0%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                            0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                 0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                         FIDUCIARY SHARES
Investment Advisory Fees                                      0.60%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                    %*
                                                              ------

Total Annual Fund Operating Expenses                              %*


* During the past fiscal year, "Other Expenses" were waived by __% or
reimbursed by       % for the Fiduciary Shares. These waivers are voluntary
and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                FIDUCIARY SHARES
        Investment Advisory Fees                     0.60%
        Distribution/Service (12b-1) Fees            0.00%
        Other Expenses                                   %
                                                     ------
        Total Annual Fund Operating Expenses             %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 YEAR           3 YEARS           5 YEARS          10 YEARS

Fiduciary Shares            $                $                 $                $
                             -----            -----             -----            -----

--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                         To seek long-term capital
                                        appreciation through
                                        investments in equity
                                        securities; current income
                                        is incidental
-------------------------------------------------------------------------------
Investment Focus                        U.S. common stocks
-------------------------------------------------------------------------------
Principal Investment Strategy           Seeks to invest in companies
                                        offering above-average
                                        growth potential
-------------------------------------------------------------------------------
Share Price Volatility                  Moderate to High
-------------------------------------------------------------------------------
Investor Profile                        Long-term investors seeking
                                        capital appreciation
-------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Growth Fund seeks long-term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its primary goal, the Fund invests at least 65% of its assets in equity securities, primarily in the stocks of medium to large U.S. growth-oriented companies that the portfolio managers believe are also financially stable. "Growth-oriented companies" are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so. Other attributes the portfolio managers seek in a company include:

    - above-average return on capital (an indication that a firm has employed its investors' money effectively)
    - free cash flow (an indication that a firm has managed its assets and liabilities well)
    - recurring revenues (an indication that a firm has a fairly steady source of income)
    - an attractive Share price relative to the firm's earnings and other characteristics
    - competitive advantages such as a solid brand identity and unique products or services
    -   a capable management team

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

(For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page X.)

SIDEBAR: Companies are considered to have a medium market capitalization if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a large market capitalization if their capitalization is within the range of those companies in the S&P 500 Large Cap Index. Growth-oriented companies are those that have a record to achieving consistent earnings and sales growth or are expected to grow rapidly in the future.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

        Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

        Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses--those of mid-size to large U.S. growth companies--will underperform other types of stock investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks starting on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

        Best Quarter       Worst Quarter
        --------           --------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 500 Index.

------------------------------------------------------------------------------
                                                             SINCE INCEPTION
                                 1 YEAR         5 YEARS        (11/18/93)
---------------------------- ---------------- ------------ -------------------
GROWTH FUND
    Fiduciary Shares                       %            %                   %
---------------------------- ---------------- ------------ -------------------
S&P 500 INDEX(1)                           %            %                   %
---------------------------- ---------------- ------------ -------------------

(1) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

$ FEES AND EXPENSES

This table describes the Shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase                        0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                        0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                    FIDUCIARY SHARES
Investment Advisory Fees                    0.60%
Distribution/Service (12b-1) Fees           0.00%
Other Expenses                                  %*
                                            ------
Total Annual Fund Operating Expenses            %*


* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by ____% for the Fund's Fiduciary Shares. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                               FIDUCIARY SHARES
                                       11

        Investment Advisory Fees                     0.60%
        Distribution/Service (12b-1) Fees            0.00%
        Other Expenses                                   %
                                                     ------
        Total Annual Fund Operating Expenses             %


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
Fiduciary Shares                    $                $                 $                $
                                     -----            -----             -----            -----

INCOME EQUITY FUND

[FUND SUMMARY ICON]FUND SUMMARY

Investment Goal                To seek total return on
                               investment, with dividend
                               income as an important
                               component of that
                               return.  A secondary goal
                               is a low level of price
                               volatility
-----------------------------------------------------------
Investment Focus               U.S. common stocks
-----------------------------------------------------------
Principal Investment           Attempts to identify
Strategy                       undervalued stocks that
                               pay high dividends
-----------------------------------------------------------
Share Price Volatility         Moderate
-----------------------------------------------------------
Investor Profile               Investors seeking higher
                               current income and lower
                               volatility than the
                               average stock fund
-----------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Income Equity Fund seeks total return on investment, with dividend income as an important component of that return. A secondary goal is to maintain a low level of price volatility.

To pursue its primary goal, the Fund invests mostly in dividend-paying stocks that the managers believe are undervalued or out-of-favor. Specifically, the managers seek stocks with favorable long-term potential price appreciation whose dividend yield is near a high relative to one or more of the following:

    -   The company's own historical dividend yield
    -   The current yields of other companies in the same industry
    -   The current yield of the market as a whole

The companies in which the Fund invests are generally mature, major large-capitalization U.S. corporations.

The managers typically begin to pare down a position when the stock's relative yield drops to the lower end of its historical range. If a significant fundamental change impairs a company's ability to pay dividends, or if its dividend yield dips below that of the general market, the managers may eliminate the stock from the portfolio.

The Fund may invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

(For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page XX.)

SIDEBAR: A dividend is a distribution of earnings to Shareholders. The amount of the dividend is usually paid quarterly. Dividends must be declared as income in the year they are received.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

    - Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

    - Investment Style Risk: The possibility that the securities on which this Fund focuses-- the stocks of undervalued, dividend-paying companies--will underperform other kinds of investments or market averages.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page __.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

       Best Quarter       Worst Quarter
        --------           --------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 500 Index.

----------------------------------------------------------------------------------------------
                                                                                      SINCE
                                                                                    INCEPTION
                                           1 YEAR         5 YEARS        10 YEARS    (2/9/84)
-------------------------------------- ---------------- ------------- ------------- ----------
INCOME EQUITY FUND
    Fiduciary Shares                                %                           %          %
-------------------------------------- ---------------- ------------- ------------- ----------
S&P 500 INDEX(1)                                    %                           %          %
-------------------------------------- ---------------- ------------- ------------- ----------

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

$ FEES AND EXPENSES

This table describes the Shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase                        0%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
 (as a percentage of net asset value)

Redemption Fee (as a percentage                                        0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES
Investment Advisory Fees                                             0.60%
Distribution/Service (12b-1) Fees                                    0.00%
Other Expenses                                                           %
                                                                     -------

Total Annual Fund Operating Expenses                                     %*


* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed
by     % for the Fiduciary Shares. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                        FIDUCIARY SHARES
        Investment Advisory Fees                              0.60%
        Distribution/Service (12b-1) Fees                     0.00%
        Other Expenses                                            %
                                                              ------
        Total Annual Fund Operating Expenses                      %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 YEAR           3 YEARS           5 YEARS          10 YEARS
Fiduciary Shares            $                $                 $                $
                             ----             ----              ----             ----

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[FUND SUMMARY]FUND SUMMARY

Investment Goal                   To seek long-term capital
                                  appreciation by investing
                                  primarily in equity securities of
                                  foreign issuers
-----------------------------------------------------------------------------
Investment Focus                  Common stocks of foreign companies
-----------------------------------------------------------------------------

Principal Investment Strategy     Attempts to identify reasonably
                                  priced foreign stocks with
                                  above-average growth potential
-----------------------------------------------------------------------------
Share Price Volatility            High
-----------------------------------------------------------------------------
Investor Profile                  Investors who want capital appreciation; are
                                  willing to accept the increased risks of
                                  international investing for the possibility
                                  of higher returns; and want exposure to a
                                  diversified portfolio of international stocks
-----------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Normally, at least 65% of the Fund's assets will be invested in the stocks of companies from at least five countries (other than the United States) that are included in the Morgan Stanley Capital International Europe and Australasia, Far East Index (the "EAFE Index"). The Fund's portfolio managers intend to focus on companies with a market capitalization of more than $100 million.

In selecting investments for the Fund, the portfolio managers may over- or underweight countries relative to the EAFE Index based on the rates of return they expect from various markets. The Fund's regional and individual country weightings may therefore vary from those of the EAFE Index. The portfolio managers will then select individual securities for the Fund on the basis of their growth opportunities or undervaluation in relation to other securities.

The Fund typically invests in securities that are listed on recognized foreign exchanges, but it may also invest up to 15% of its assets in securities traded in over-the-counter markets. In addition, the Fund may buy American Depository Receipts (ADRs) and European Depository Receipts (EDRs), enter into forward foreign currency contracts and invest in options on currencies. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country or region. Additionally, the Fund may invest in securities of issuers whose principal activities are in emerging markets.

In addition to those described above, the Fund may invest in other types of securities, including investment grade bonds of U.S. and non-U.S. issuers. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goal.

(For a more complete description of the various securities in which the Fund can invest, please see the Glossary of Investment Practices and Risks on page X.)

SIDEBAR: American Depository Receipts (ADRs) and European Depository Receipts
(EDRs) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Foreign Securities Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

Best Quarter      Worst Quarter
--------            --------
(------)            (------)

* The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of its benchmark, the MSCI EAFE Index.

                                                          SINCE
                                                        INCEPTION
                                        1 YEAR           (2/1/95)
----------------------------------- --------------- ------------------
INTERNATIONAL EQUITY FUND
    Fiduciary Shares                            %                  %
----------------------------------- --------------- ------------------
MSCI EAFE Index(1)                              %                  %
----------------------------------- --------------- ------------------

(1) The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East Index reflects the performance of securities listed on stock exchanges in Europe, Australia and the Far East.

$ FEES AND EXPENSES

This table describes the Shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase                        0%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
 (as a percentage of net asset value)

Redemption Fee (as a percentage                                        0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES
Investment Advisory Fees                                             0.60%
Distribution/Service (12b-1) Fees                                    0.00%
Other Expenses                                                           %
                                                                     ------
Total Annual Fund Operating Expenses                                     %*

* During the past fiscal year, "Other Expenses" were waived by __% or
reimbursed by    % for the Fiduciary Shares. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                        FIDUCIARY SHARES
        Investment Advisory Fees                              0.60%
        Distribution/Service (12b-1) Fees                     0.00%
        Other Expenses                                            %
                                                              ------
        Total Annual Fund Operating Expenses                      %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
Fiduciary Shares                    $                $                 $                $
                                     ----             ----              ----             ----

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                  To seek long-term capital
                                 appreciation.
-------------------------------- ----------------------------
Investment Focus                 Stocks of small U.S. &
                                 foreign companies
-------------------------------- ----------------------------
Principal Investment Strategy    Seeks undervalued small
                                 company stocks
-------------------------------- ----------------------------
Share Price Volatility           Moderate to High
-------------------------------- ----------------------------
Investor Profile                 Risk-tolerant investors
                                 seeking high long-term
                                 returns
-------------------------------- ----------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of small capitalization U.S. and foreign companies that the portfolio managers believe are undervalued. The Fund typically invests approximately 25% of its assets in foreign stocks, though the actual percentage may vary.

To reduce the risks associated with any one market, the portfolio managers normally diversify the Fund's international investments among various countries. Although the Fund invests primarily in developed economies such as those of Europe and Japan, it may invest in developing countries to take advantage of potential opportunities.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the managers favor companies exhibiting positive momentum in their Share price or earnings.

Besides those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term debt obligations called money market securities. They may also do so in situations when there is not an adequate number of stocks that meet their investment criteria. Such a strategy could make it more difficult for the Fund to achieve its goals.

(For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page X.)

SIDEBAR: Small capitalization companies are those issued by companies with market capitalizations within the range of those in the S&P 600/BARRA Value Index (domestic investments) and the Financial

Times/S&P Actuaries World Indices World ex U.S. Medium/Small Cap Index (international investments).

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

    - Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

    - Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks compared to those of larger firms.

    - Foreign Securities Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in the emerging markets.

    - Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of small, undervalued U.S. and foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The performance table below illustrates the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This section would normally include a bar chart showing changes in the Fund's performance from year to year. Because the Fund has not been in operation for a full calendar year, this bar chart is not shown.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of its benchmarks, the S&P 600/BARRA Value Index and the Financial Times/S&P Actuaries World Indices ex US Medium/Small Cap.

                                                      SINCE
                                                    INCEPTION
                                                    (9/17/98)
-------------------------------------------------- ------------
SMALL CAP VALUE FUND
    Fiduciary Shares                                        %
-------------------------------------------------- ------------
S&P 600/BARRA VALUE INDEX(1)                                %
-------------------------------------------------- ------------
FINANCIAL TIMES/S&P ACTUARIES WORLD INDICES
EX US MEDIUM/SMALL CAP(2)                                   %
-------------------------------------------------- ------------

(1) The unmanaged S&P 600/BARRAValue Index represents the general performance of stocks in the S&P 600 Small Cap Index with the lowest price/book ratios (an indication that they are undervalued).
(2) The Financial Times/S&P Actuaries World Indices ex U.S. Medium/Small Cap is an unmanaged global stock index comprising more than 2,400 stocks in 30 countries, excluding small and mid-size U.S. companies.

$ FEES AND EXPENSES

This table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase                        0%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
 (as a percentage of net asset value)

Redemption Fee (as a percentage                                        0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                   FIDUCIARY SHARES
Investment Advisory Fees                                               1.00%
Distribution/Service (12b-1) Fees                                      0.00%
Other Expenses                                                             %*
                                                                       -------

Total Annual Fund Operating Expenses                                       %*


* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by _____% for the Fund's Fiduciary Shares. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                 FIDUCIARY SHARES
        Investment Advisory Fees                     1.00%
        Distribution/Service (12b-1) Fees            0.00%
        Other Expenses                                   %
                                                     ------
        Total Annual Fund Operating Expenses             %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 YEAR      3 YEARS     5 YEARS    10 YEARS
Fiduciary Shares          $           $           $          $
                           ----        ----        ----       ----

--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                         To seek long-term capital
                                        growth.  Current income is a
                                        secondary objective
------------------------------------------------------------------------------
Investment Focus                        U.S. common stocks
------------------------------------------------------------------------------
                                        Seeks undervalued stocks
Principal Investment Strategy           showing signs of improved
                                        momentum
------------------------------------------------------------------------------
Share Price Volatility                  Moderate
------------------------------------------------------------------------------
Investor Profile                        Investors seeking the
                                        potential for a long-term
                                        increase in the value of
                                        their investment with
                                        capital appreciation at
                                        potentially lower volatility
                                        than the average stock fund
------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

The Value Momentum Fund seeks to provide long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to their own historic valuations. The managers then screen these stocks for positive price or earnings momentum. The Fund generally will invest in companies with a medium to large market capitalization and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term bonds called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

(For a description of the various securities the Fund invests in, please see "Investment Practices" on page x.)

SIDEBAR: Companies are considered to have a medium market capitalization if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a large market capitalization if their capitalization is within the range of those companies in the S&P 500 Large Cap Index.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

        Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of either rising or falling prices. The value of your investment will tend to go up or down in response to these movements.

        Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of mid-size to large undervalued U.S. companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

        Best Quarter       Worst Quarter
        --------           --------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 500 Index.

                                                           SINCE FUND
                                                            INCEPTION
                                   1 YEAR      5 YEARS      (2/1/91)
---------------------------------- ----------- ----------- --------------
VALUE MOMENTUM FUND
    Fiduciary Shares                       %           %              %
---------------------------------- ----------- ----------- --------------
S&P 500 INDEX(1)                           %           %              %
---------------------------------- ----------- ----------- --------------

(1) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

$ FEES AND EXPENSES

This table describes the Shareholder fees you would pay directly from your investment if you bought or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                           FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase               0%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          0%
 (as a percentage of net asset value)

Redemption Fee (as a percentage                               0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                        FIDUCIARY SHARES
Investment Advisory Fees                                      0.60%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                    %*
                                                              -------
Total Annual Fund Operating Expenses                              %*

* During the past fiscal year, "Other Expenses" were waived by __% or
reimbursed by   _____% for the Fund's Fiduciary Shares.  These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual expenses were as follows:

                                                FIDUCIARY SHARES
        Investment Advisory Fees                     0.60%
        Distribution/Service (12b-1) Fees            0.00%
        Other Expenses                                   %
                                                     -------
        Total Annual Fund Operating Expenses             %


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 YEAR      3 YEARS     5 YEARS    10 YEARS
Fiduciary Shares          $           $           $          $
                           ----        ----        ----       ----

HIGHMARK FIXED INCOME FUNDS
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                   To seek total return
                                  through investments in
                                  fixed-income securities
-----------------------------------------------------------------
Investment Focus                  U.S. government
                                  obligations, corporate
                                  debt securities, mortgage
                                  and other asset-backed
                                  securities
-----------------------------------------------------------------
Principal Investment Strategy     Focuses on sectors of the
                                  bond market that the
                                  portfolio managers believe
                                  are undervalued
-----------------------------------------------------------------
Share Price Volatility            Medium
-----------------------------------------------------------------
Investor Profile                  Investors willing to
                                  accept the risk of a moderate
                                  amount of fluctuation in
                                  the value of their
                                  investment for the benefit of a
                                  higher total return potential
-----------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests at least 65% of its assets in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.

- Corporate debt securities issued by U.S., or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 35% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-     An assessment of the future level of interest rates and inflation
-     Expectations for U.S. and global economic growth
-     Relative yields among securities in various market sectors
- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's Shareholders.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

SIDEBAR: Typically, the main factor affecting the performance of bond funds is the rise and fall of interest rates. When interest rates rise, the value of bonds generally declines. When interest rates fall, the value of bonds generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential. A portfolio's level of interest-rate exposure is commonly indicated by the term duration.

Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields noninvestment grade bonds are typically less sensitive to interest rates than investment grade bonds.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?


        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

        Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

        Prepayment/Call Risk - If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.


[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

        Best Quarter       Worst Quarter
        --------           --------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the Lehman Brothers Aggregate Bond Index.

                                                                                          SINCE
                                                                                        INCEPTION
                                      1 YEAR          5 YEARS         10 YEARS          (2/15/84)
--------------------------------- --------------- --------------- ---------------- -------------------
BOND FUND
   Fiduciary Shares                           %               %               %                    %
--------------------------------- --------------- --------------- ---------------- -------------------
LEHMAN BROTHERS AGGREGATE
BOND INDEX(1)                                 %               %               %                    %
--------------------------------- --------------- --------------- ---------------- -------------------

(1) The unmanaged Lehman Brothers Aggregate Bond Index is generally representative of the bond market as a whole.

$  FEES AND EXPENSES

This table describes the Shareholder fees you would pay directly from your investment if you purchased or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                         FIDUCIARY SHARES

Maximum Sales Charge (Load) Imposed on Purchase               0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                               0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                       FIDUCIARY SHARES
Investment Advisory Fees                                      0.50%
Distribution/Service (12b-1) Fees                             0.00%*
Other Expenses                                                    %*
                                                              ------
Total Annual Fund Operating Expenses                              %*

* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by ____%. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                 FIDUCIARY SHARES
        Investment Advisory Fees                     0.50%
        Distribution/Service (12b-1) Fees            0.00%
        Other Expenses                                   %
                                                     -------
        Total Annual Fund Operating Expenses             %


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
Fiduciary Shares           $                $                 $                 $
                            ----             ----              ----              ----

--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY


Investment Goal                        To seek high current income that is
                                       exempt from federal and California state
                                       income taxes
--------------------------------------------------------------------------
Investment Focus                       California municipal securities
--------------------------------------------------------------------------
Principal Investment Strategy          Invests primarily in
                                       investment-grade
                                       California municipal
                                       securities
--------------------------------------------------------------------------
Share Price Volatility                 Low to Medium
--------------------------------------------------------------------------
                                       California residents
                                       seeking income exempt
                                       from federal and state
Investor Profile                       income taxes
--------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks a high total return with current income that is exempt from federal and State of California income taxes. To pursue this goal, the Fund invests at least 65% of its assets in investment-grade California municipal bonds and notes.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in Shares of money market funds and other investment companies that have similar investment objectives. Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

-     The potential direction of interest rate changes.
- Their expectations for the U.S. economy in general and California's economy in particular.
-     The credit rating and stability of the issuer.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

SIDEBAR: Typically, the main factor affecting the performance of bond funds is the rise and fall of interest rates. When interest rates rise, the value of bonds generally declines. When interest rates fall, the value of bonds generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential. A portfolio's level of interest-rate exposure is commonly indicated by the term duration.

Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields noninvestment grade bonds are typically less sensitive to interest rates than investment grade bonds.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

        State Specific Risk: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

        Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

        Prepayment/Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

        Best Quarter       Worst Quarter
        --------           --------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the Lehman Brothers 7-Year Municipal Bond Index.


                                                                                 SINCE
                                                                               INCEPTION
                                                  1 YEAR        5 YEARS        (10/15/93)
--------------------------------------------- ---------------- ----------- ----------------
CALIFORNIA INTERMEDIATE TAX-FREE
BOND FUND
    Fiduciary Shares                                      %            %                %
--------------------------------------------- ---------------- ----------- ----------------
LEHMAN BROTHERS 7-YEAR MUNICIPAL
BOND INDEX(1)                                             %            %                %
--------------------------------------------- ---------------- ----------- ----------------

(1) The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment grade tax-exempt bonds with maturities between 6 and 8 years.


$ FEES AND EXPENSES

This table describes the Shareholder fees you would pay directly from your investment if you purchased or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                           FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase               0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                               0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                        FIDUCIARY SHARES
Investment Advisory Fees                                      0.50%
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                    %
                                                              -------
Total Annual Fund Operating Expenses                              %

* During the past fiscal year, the Adviser waived 0.30% of its investment Advisory fee. "Other Expenses" were waived by __% or reimbursed by %. These waivers are voluntary and may be terminated at will. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                          FIDUCIARY SHARES
        Investment Advisory Fees                              0.20%
        Distribution/Service (12b-1) Fees                     0.00%
        Other Expenses                                            %
                                                              -----
        Total Annual Fund Operating Expenses                      %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
Fiduciary Shares           $                $                 $                 $
                            ----             ----              ----              ----

--------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                  To seek total return
                                 through investments in
                                 fixed-income securities
--------------------------------------------------------------
Investment Focus                 U.S. government
                                 obligations, corporate
                                 debt securities, mortgage
                                 and other asset-backed
                                 securities
--------------------------------------------------------------
Principal Investment Strategy    Focuses on sectors of the
                                 bond market that the
                                 portfolio managers believe
                                 are undervalued
--------------------------------------------------------------
Share Price Volatility           Medium
--------------------------------------------------------------
Investor Profile                 Investors willing to
                                 accept the risk of a low to
                                 moderate amount of
                                 fluctuation in the value of
                                 their investment for the
                                 benefit of a higher total
                                 return potential
--------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Intermediate Bond Fund seeks total return through investments in fixed-income securities. To pursue this goal, the Fund invests at least 65% of its assets in bonds which include:
- Debt obligations issued or guaranteed by the U.S. government or its agencies.
- Corporate debt securities issued by U.S., or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.
- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.
- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 35% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-     An assessment of the future level of interest rates and inflation
-     Expectations for U.S. and global economic growth
-     Relative yields among securities in various market sectors
- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's Shareholders.

The Intermediate-Term Bond Fund will maintain an average duration of between 2 and 5 years, which the managers expect to be within one year of the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

SIDEBAR: Typically, the main factor affecting the performance of bond funds is the rise and fall of interest rates. When interest rates rise, the value of bonds generally declines. When interest rates fall, the value of bonds generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential. A portfolio's level of interest-rate exposure is commonly indicated by the term duration.

Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields noninvestment grade bonds are typically less sensitive to interest rates than investment grade bonds.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

        Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

        Prepayment/Call Risk - If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

        Best Quarter       Worst Quarter
        --------           --------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the Lehman Brothers government/Corporate Bond Index.

                                                                               SINCE
                                                                             INCEPTION
                                             1 YEAR         5 YEARS           (2/1/91)
-------------------------------------------- -------------- -------------- --------------------
INTERMEDIATE-TERM BOND FUND
    Fiduciary Shares                                    %              %                   %
-------------------------------------------- -------------- -------------- --------------------
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE BOND INDEX(1)                      %              %                   %
-------------------------------------------- -------------- -------------- --------------------

(1) The Lehman Brothers Intermediate government/Corporate Bond Index is an unmanaged index of government and corporate debt securities rated investment grade or better, with maturities between 1 and 10 years.

$  FEES AND EXPENSES

This table describes the Shareholder fees that you would pay directly from your investment if you purchased or sold Fund Shares.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                             FIDUCIARY SHARES
                                       39

Maximum Sales Charge (Load) Imposed on Purchase                        0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                        0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                    FIDUCIARY SHARES
Investment Advisory Fees                                               0.50%
Distribution/Service (12b-1) Fees                                      0.00%*
Other Expenses                                                             %*
                                                                       ------
Total Annual Fund Operating Expenses                                       %*

* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by ____%. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                                   FIDUCIARY SHARES
        Investment Advisory Fees                                       0.50%
        Distribution/Service (12b-1) Fees                              0.00%
        Other Expenses                                                     %
                                                                       ------
        Total Annual Fund Operating Expenses                               %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                      1 YEAR       3 YEARS     5 YEARS      10 YEARS
Fiduciary Shares      $            $           $            $
                       ----         ----        ----         ----

SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES
-     No sales charge.
-     No Distribution (12b-1) fees.
-     Available only to the following investors and accounts:
      - Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;
      - Non-fiduciary IRA accounts investing in a HighMark equity or income fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then.
      - Investors who currently own Shares of a HighMark equity or income funds that they bought prior to June 20, 1994 within an account registered in their name with the Funds;
      - Current and retired trustees of the HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;
      - Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;
      -  Retirement and other benefit plans sponsored by governmental entities;
          and
      - Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

For the actual past expenses of the Fiduciary Shares, see the individual Fund profiles earlier in this prospectus.

The Funds also offer Class A, Class B and Class C Shares (collectively "Retail Shares"). The Value Momentum Fund also offers Class I Shares. Each of these Classes has its own expense structure. Retail Shares are available to non-fiduciary clients of Union Bank of California, N.A., who are not otherwise eligible for Fiduciary Shares. Class I Shares are available only to government retirement plans investing $70 million or more. Call us at 1-800-433-6884 for more details.

OPENING AN ACCOUNT

1.       Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

         -  INITIAL PURCHASE:            $1,000 for each FUND

                                         $250 for current and retired trustees
                                         of HighMark Funds and directors,
                                         officers and employees (as well as
                                         their spouses and children under the
                                         age of 21) of Union Bank of
                                         California, N.A., SEI Investments
                                         Distribution Co.  and their
                                         affiliates.

         -  ADDITIONAL PURCHASES:        $100 for each FUND

            We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of Shares.

We reserve the right to reject a purchase order if we determine that it is not in the best interest of HighMark Funds or its Shareholders.

BUY SHARES

--------------------------------------------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------------------------------------------
         -    Call your financial institution for
              information on their procedures for
              transmitting orders to HighMark Funds.



--------------------------------------------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Call us at 1-800-433-6884 or contact
[GRAPHIC]     your financial representative to
              request an exchange.





SELLING SHARES

--------------------------------------------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------------------------------------------
          -   Accounts set up through financial                -     Contact your financial institution
              institutions.                                          to find out more about their
                                                                     procedures for transmitting orders
                                                                     to HighMark Funds.





--------------------------------------------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -   Accounts of any type.                            -     Obtain a current prospectus for the
[GRAPHIC]                                                            Fund into which you are exchanging
                                                                     by calling us or contacting your
                                                                     financial representative.

                                                               -     Call us or contact your financial
                                                                     representative to request an
                                                                     exchange.

                                                        To add to an account using the Automatic
                                                        Invest Plan, see "Additional Investor
                                                        Services."





TRANSFER AGENT
ADDRESS:
State Street Bank and Trust Company
P.O.  Box 8416
Boston, MA  02266-8416
PHONE NUMBER:  1-800-433-6884
Or contact your financial representative for instructions and assistance.


SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     -   you are selling more than $5,000 worth of Shares.

     - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently bought Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares soon after. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

-     Are qualified to invest in the new Fund.

-     Meet the initial and additional investment minimums for the new Fund.

-     Invest in the same Share class in the new Fund as you did in the previous
      Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES.  A Fund's net asset value is calculated according to the following formula:

     (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)
     /Total number of the Fund's Shares outstanding
     ----------------------------------------------
     = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) business days, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value we next determine after receiving your order. When you sell Shares, the amount of your proceeds are based on the net asset value we next determine after receiving your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

- Selling Shares: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Funds declares and pays income dividends monthly, with the exception of the Small Cap Value Fund, which declares and pays income dividends periodically. The Funds distribute any capital gains they have realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                                 HighMark Funds
                    c/o State Street Bank and Trust Company
                                 P.O. Box 8416
                             Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax Adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states like California, do not have a special rate for capital gains.)

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return (even if the Fund invests primarily in tax-exempt securities.) For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND: The Fund's portfolio managers expect that virtually all of the income the California Intermediate Tax-Free Fund generates will be exempt from federal and California state personal income taxes. If, however, you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase federal taxation of your benefits. In addition, some of the income you received from the Fund may be included in the computation of federal and state alternative minimum tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, Shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can opt to make these withdrawals on a monthly, quarterly, twice yearly or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-     Have at least $5,000 in your HighMark Fund(s) account.
-     Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:
If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).


MORE ABOUT HIGHMARK FUNDS

-------------------------------------------------------------------------------
[INVESTMENT MANAGEMENT ICON]  INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation principally owned by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

                                Fund                                            % of Net Assets
                                ----                                            ---------------
Bond Fund                                                                       0.50%
California Intermediate Tax-Free Bond Fund                                      0.50%
Intermediate-Term Bond Fund                                                     0.50%
Balanced Fund                                                                   0.60%
Growth Fund                                                                     0.60%
Income Equity Fund                                                              0.60%
International Equity Fund                                                       0.95%*
Value Momentum Fund                                                             0.60%
Small Cap Value Fund                                                            1.00%

         *A portion of the management fee is used to pay the Fund's subadviser.

SUBADVISER

INTERNATIONAL EQUITY FUND. AXA Asset Management Partenaires ("AXA") serves as the subadviser to the International Equity Fund. Under an investment subadvisory agreement between AXA and HighMark Capital Management, AXA makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

AXA operates as a subsidiary of the AXA Group. Established in 1994, AXA provides active global investment services for U.S. mutual funds and foreign mutual funds. As of June 30, 1999, AXA managed assets in excess of $___ billion.

SMALL CAP VALUE FUND. Brandes Investment Partners, L.P., (Brandes) serves as the subadviser to a portion of the Small Cap Value Fund's assets. Under an investment subadvisory agreement between Brandes and HighMark Capital Management, Brandes makes day-to-day investment decisions regarding the Fund's foreign securities, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Brandes is a California limited partnership organized in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which (through its various predecessors) has provided investment advisory services since 1974. Brandes serves as portfolio manager to mutual funds, employee benefit funds and other institutional clients. As of September 30, 1999, Brandes managed approximately $_____ billion in assets.

PORTFOLIO MANAGERS

All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment
of all dividends and distributions). This information has been audited by      ,
whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                            FUND CODE
---------                                            ---------
Balanced Fund                                              1
Growth Fund                                                2
Income Equity Fund                                         3
International Equity Fund                                  4
Value Momentum Fund                                        5
Small Cap Value Fund                                       6
Bond Fund                                                  7
California Intermediate Tax-Free Bond Fund                 8
Intermediate-Term Bond Fund                                9




                                                                              FUND
                                         INSTRUMENT                           CODE       RISK TYPE
                                         ----------                           ----       ---------


                     ADJUSTABLE RATE MORTGAGE LOANS (ARMS): Loans in       1, 5, 7, 9    Prepayment
                     a mortgage pool that provide for a fixed initial                    Market
                     mortgage interest rate for a specified period of                    Credit
                     time, after which the rate may be subject to                        Regulatory
                     periodic adjustments.

                     AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are           1-6        Market
                     foreign Shares of a company held by a U.S. bank                     Political
                     that issues a receipt evidencing ownership.                         Foreign Investment
                     ADRs pay dividends in U.S. dollars.

                     ASSET-BACKED SECURITIES: Securities backed by          1, 2, 5      Prepayment
                     company receivables, home equity loans, truck                       Market
                     and auto loans, leases, credit card receivables                     Credit
                     and other securities backed by other types of                       Regulatory
                     receivables or assets.

                     BANKERS' ACCEPTANCES: Bills of exchange or time         1-7, 9      Credit
                     drafts drawn on and accepted by a commercial                        Liquidity
                     bank.  They generally have maturities of six                        Market
                     months or less.

                     BONDS: Interest-bearing or discounted government        1, 5-9      Market
                     or corporate securities that obligate the issuer                    Credit
                     to pay the bondholder a specified sum of money,
                     usually at specific intervals, and to repay the
                     principal amount of the loan at maturity.

                     CALL AND PUT OPTIONS: A call option gives the            1-6        Management
                     buyer the right to buy, and obligates the seller                    Liquidity
                     of the option to sell, a security at a specified                    Credit
                     price.  A put option gives the buyer the right                      Market
                     to sell, and obligates the seller of the option                     Leverage
                     to buy, a security at a specified price.  The
                     Funds will sell only covered call and secured
                     put options.

                     CERTIFICATES OF DEPOSIT: Negotiable instruments         1-7, 9      Market
                     with a stated maturity.                                             Credit
                                                                                         Liquidity

                     COMMERCIAL PAPER: Secured and unsecured                 1-7, 9      Credit
                     short-term promissory notes issued by                               Liquidity
                     corporations and other entities.  Their                             Market
                     maturities generally vary from a few days to
                     nine months.

                     COMMON STOCK: Shares of ownership of a company.          1-6        Market


                     CONVERTIBLE SECURITIES: Bonds or preferred stock         1-6        Market
                     that convert to common stock.                                       Credit

                     DEMAND NOTES:  Securities that are subject to           1-7, 9      Market
                     puts and standby commitments to purchase the                        Liquidity
                     securities at a fixed price (usually with                           Management
                     accrued interest) within a fixed period of time
                     following demand by a fund.

                     DERIVATIVES:  Instruments whose value is derived         1-9        Management
                     from an underlying contract, index or security,                     Market
                     or any combination thereof, including futures,                      Credit
                     options  (e.g., puts and calls), options on                         Liquidity
                     futures, swap agreements and some                                   Leverage
                     mortgage-backed securities.

                     FOREIGN SECURITIES: Stocks issued by foreign             4, 5       Market
                     companies including ADRs and Global Depository                      Political
                     Receipts (GDRs), as well as commercial paper of                     Foreign
                     foreign issuers and obligations of foreign                          Liquidity
                     governments, companies, banks, overseas branches                    Investment
                     of U.S. banks or supranational entities.





                     FORWARD FOREIGN CURRENCY CONTRACTS:  An                4, 5, 6      Management
                     obligation to purchase or sell a specific amount                    Liquidity
                     of a currency at a fixed future date and price                      Credit
                     set by the parties involved at the time the                         Market
                     contract is negotiated.                                             Political
                                                                                         Leverage
                                                                                         Foreign
                                                                                         Investment


                     FUTURES AND RELATED OPTIONS: A contract                  1-9        Management
                     providing for the future sale and purchase of a                     Market
                     specific amount of a specific security, class of                    Credit
                     securities or index at a specified time in the                      Liquidity
                     future and at a specified price.  The aggregate                     Leverage
                     value of options on securities (long puts and
                     calls) will not exceed 10% of a HighMark Equity
                     Fund's net assets at the time it purchases the
                     options.  An equity fund will limit its
                     obligations under futures, options on futures,
                     and options on securities to no more than 25% of
                     its assets.  The HighMark Fixed Income Funds may
                     invest in futures and options on futures for the
                     purpose of achieving their objectives and for
                     adjusting their portfolio's duration.  Each of
                     these Funds will limit its obligations under
                     futures contracts and related options to no more
                     than 10% of its assets.


                     HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below           1, 7-9      Credit Market
                     investment grade by the primary rating agencies                     Liquidity
                     (e.g., BB or lower by Standard & Poor's and Ba
                     or lower by Moody's).  These securities are
                     considered speculative and involve greater risk
                     of loss than investment grade bonds.  Also
                     called "lower-rated bonds," "noninvestment grade
                     bonds" and "junk bonds."

                     ILLIQUID SECURITIES: Securities that ordinarily          1-9        Liquidity
                     cannot be sold within seven business days at the                    Market
                     value the Fund has estimated for them.  Each
                     Fund may invest up to 15% of its net assets in
                     illiquid securities.

                     INVESTMENT COMPANY SECURITIES: Shares of                 1-9        Market
                     registered investment companies.  These may
                     include HighMark Money Market Funds and other
                     registered investment companies for which
                     HighMark, its subadvisers, or any of their
                     affiliates, serves as investment Adviser,
                     administrator or distributor.  Each of the Funds
                     may invest up to 5% of its assets in the Shares
                     of any one registered investment company.  A
                     Fund may not, however, own more than 3% of the
                     securities of any one registered investment
                     company or invest more than 10% of its assets in
                     the Shares of other registered investment
                     companies.  As a Shareholder of an investment
                     company, a Fund will indirectly bear investment
                     management fees of that investment company,
                     which are in addition to the management fees the
                     Fund pays its own Adviser.

                     INVESTMENT GRADE SECURITIES: Securities rated           1, 5-9      Market
                     BBB or higher by Standard & Poor's; Baa or                          Credit
                     better by Moody's; similarly rated by other
                     nationally recognized rating organizations; or,
                     if not rated, determined to be of comparably
                     high quality by the Adviser.

                     MONEY MARKET INSTRUMENTS:  Investment grade,             1-9        Market
                     U.S. dollar-denominated debt securities with                        Credit
                     remaining maturities of one year or less.  These
                     may include short-term U.S. government
                     obligations, commercial paper and other
                     short-term corporate obligations, repurchase
                     agreements collateralized with U.S. government
                     securities, certificates of deposit, bankers'
                     acceptances, and other financial institution
                     obligations.  These securities may carry fixed
                     or variable interest rates.

                     MORTGAGE-BACKED SECURITIES: Securities backed by       1, 7, 9      Prepayment
                     real-estate loans and pools of loans.  These                        Market
                     include collateralized mortgage obligations                         Credit
                     (CMOs) and real estate mortgage investment                          Regulatory
                     conduits (REMICs).






                     MUNICIPAL FORWARDS: Forward commitments to                          Market
                     purchase tax-exempt bonds with a specific coupon                    Leverage
                     to be delivered by an issuer at a future date                       Liquidity
                     (typically more than 45 days but less than one                      Credit
                     year).  Municipal forwards are normally used as a
                     refunding mechanism for bonds that may be redeemed
                     only on a designated future date.  Any Fund that
                     makes use of municipal forwards will maintain
                     liquid, high-grade securities in a segregated
                     account in an amount at least equal to the
                     purchase price of the municipal forward.

                     MUNICIPAL SECURITIES:  Securities issued by a             8         Market
                     state or political subdivision to obtain money                      Credit
                     for various public purposes.  Municipal                             Political
                     securities include private activity bonds and                       Tax
                     industrial development bonds, as well as general                    Regulatory
                     obligation bonds, tax anticipation notes, bond
                     anticipation notes, revenue anticipation notes,
                     project notes, other short-term tax-exempt
                     obligations, municipal leases and obligations of
                     municipal housing authorities (single-family
                     revenue bonds).

                     There are two general types of municipal bonds:
                     General obligation bonds, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
                     (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real-estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

                     OBLIGATIONS OF SUPRANATIONAL AGENCIES:                 2, 5, 8      Credit
                     Securities issued by supranational agencies that                    Foreign Investment
                     are chartered to promote economic development
                     and are supported by various governments and
                     government agencies.






                     OPTIONS ON CURRENCIES:  A Fund may buy put               4, 5       Management
                     options and sell covered call options on foreign                    Liquidity
                     currencies (traded on U.S. and foreign exchanges                    Credit
                     or over-the-counter markets).  A covered call                       Market
                     option means the Fund will own an equal amount                      Political
                     of the underlying foreign currency.  Currency                       Leverage
                     options help a Fund manage its exposure to                          Foreign Investment
                     changes in the value of the U.S. dollar relative
                     to other currencies.  If a Fund sells a put
                     option on a foreign currency, it will establish
                     a segregated account with its Custodian
                     consisting of cash, U.S. government securities
                     or other liquid high-grade bonds in an amount
                     equal to the amount the Fund would be required
                     to pay if the put is exercised.

                     PARTICIPATION INTERESTS: Interests in municipal          1, 8       Market
                     securities from financial institutions such as                      Liquidity
                     commercial and investment banks, savings and                        Credit
                     loan associations and insurance companies.                          Tax
                     These interests are usually structured as some
                     form of indirect ownership that allows the Fund
                     to treat the income from the investment as
                     exempt from federal income tax.  The Fund
                     invests in these interests to obtain credit
                     enhancement on demand features that would be
                     available through direct ownership of the
                     underlying municipal securities.

                     PREFERRED STOCKS:  Equity securities that                1-6        Market
                     generally pay dividends at a specified rate and
                     take precedence over common stock in the payment
                     of dividends or in the event of liquidation.
                     Preferred stock generally does not carry voting
                     rights.

                     REPURCHASE AGREEMENTS: The purchase of a                 1-9        Market
                     security and the simultaneous commitment to                         Leverage
                     return the security to the seller at an agreed
                     upon price on an agreed upon date.  This is
                     treated as a loan.

                     REVERSE REPURCHASE AGREEMENTS: The sale of a             1-9        Market
                     security and the simultaneous commitment to buy                     Leverage
                     the security back at an agreed upon price on an
                     agreed upon date.  This is treated as a
                     borrowing by a Fund.






                     RESTRICTED SECURITIES:  Securities not                   1-9        Liquidity
                     registered under the Securities Act of 1933,                        Market
                     such as privately placed commercial paper and
                     Rule 144A securities.

                     SECURITIES LENDING:  The lending of up to 33             1-9        Market
                     1/3% of a Fund's total assets.  In return the                       Leverage
                     Fund will receive cash, other securities and/or                     Liquidity
                     letters of credit.

                     STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRS):           1-5        Market
                     SPDRs represent ownership in a long-term unit
                     investment trust that holds a portfolio of
                     common stocks designed to track the price
                     performance and dividend yield of the S&P 500
                     Index.  SPDRs entitle a holder to receive
                     proportionate quarterly cash distributions
                     corresponding to the dividends that accrue to
                     the S&P 500 Index stocks in the underlying
                     portfolio, less trust expenses.

                     TAX-EXEMPT COMMERCIAL PAPER:  Commercial paper            8         Credit
                     issued by governments and political                                 Liquidity
                     subdivisions.                                                       Market
                                                                                         Tax

                     TIME DEPOSITS:  Non-negotiable receipts issued          1, 3,       Liquidity
                     by a bank in exchange for a deposit of money.           5-7, 9      Credit

                     TREASURY RECEIPTS:  Treasury receipts, Treasury          1-9        Market
                     investment growth receipts and certificates of
                     accrual of Treasury securities.

                     UNIT INVESTMENT TRUSTS:  A type of investment           2-7, 9      Market
                     vehicle, registered with the Securities and
                     Exchange Commission under the Investment Company
                     Act of 1940, that purchases a fixed portfolio of
                     income-producing securities, such as corporate,
                     municipal, or government bonds, mortgage-backed
                     securities, or preferred stock.  Unit holders
                     receive an undivided interest in both the
                     principal and the income portion of the
                     portfolio in proportion to the amount of capital
                     they invest.  The portfolio of securities
                     remains fixed until all the securities mature
                     and unit holders have recovered their principal.





                     U.S. GOVERNMENT AGENCY SECURITIES:  Securities          1, 2-9      Market
                     issued by agencies and instrumentalities of the                     Credit
                     U.S. government.  These include Ginnie Mae,
                     Fannie Mae and Freddie Mac.

                     U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds,        1, 2-9      Market
                     separately traded registered interest and
                     principal securities, and coupons under bank
                     entry safekeeping.

                     VARIABLE AND FLOATING RATE INSTRUMENTS:                 1, 2-9      Credit
                     Obligations with interest rates that are reset                      Liquidity
                     daily, weekly, quarterly or on some other                           Market
                     schedule.  Such instruments may be payable to a
                     Fund on demand.

                     WARRANTS:  Securities that give the holder the           1-6        Market
                     right to buy a proportionate amount of common                       Credit
                     stock at a specified price.  Warrants are
                     typically issued with preferred stock and bonds.

                     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:          1-9        Market
                     A purchase of, or contract to purchase,                             Leverage
                     securities at a fixed price for delivery at a                       Liquidity
                     future date.  The portfolio managers of each                        Credit
                     Fund expect that commitments to enter into
                     forward commitments or purchase when-issued
                     securities will not exceed 25% of the Fund's
                     total assets.

                     YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:             1,5,7-9      Market
                     U.S. dollar-denominated bonds issued by foreign                     Credit
                     corporations or governments.  Sovereign bonds
                     are those issued by the government of a foreign
                     country.  Supranational bonds are those issued
                     by supranational entities, such as the World
                     Bank and European Investment Bank.  Canadian
                     bonds are those issued by Canadian provinces.

                     ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other          5,6,8       Credit
                     types of debt that pay no interest, but are                         Market
                     issued at a discount from their value at                            Zero Coupon
                     maturity.  When held to maturity, their entire
                     return equals the difference between their issue
                     price and their maturity value.


GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the Funds' holdings may fluctuate, as will the value of your investment in the Funds. Certain types of investments and funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

SPECULATIVE INVESTMENTS. In addition to helping reduce risk, derivatives may be used to magnify a fund's potential gains. This strategy involves substantially greater risks than more defensive uses of derivatives.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark

Funds. If these assurances prove to be incorrect, HighMark Shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

HOW TO OBTAIN MORE INFORMATION
INVESTMENT ADVISER                                       More information about the Funds is available without
HighMark Capital Management, Inc.                        charge through the following:
475 Sansome Street
San Francisco, CA  94104                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                                         More detailed information about the HighMark Funds is
SUBADVISERS                                              included in our SAI.  The SAI has been filed with the
International Equity Fund:                               SEC and is incorporated by reference into this
AXA Asset Management Partenaires                         prospectus.  This means that the SAI, for legal
46, Avenue de la Grande Armee                            purposes, is a part of this prospectus.
Paris, 75017, France
                                                         ANNUAL AND SEMI-ANNUAL REPORTS
International Portion of the Small Cap Value Fund:       These reports list the Funds' holdings and contain
Brandes Investment Partners, L.P.                        information on the market conditions and investment
12750 High Bluff Drive                                   strategies that significantly affected the HighMark
San Diego, CA  90730                                     Funds' performance during the last year.

ADMINISTRATOR AND DISTRIBUTOR                            To Obtain the SAI, Annual or Semi-Annual Reports, or
SEI Investments Distribution Co.                         More Information:
1 Freedom Valley Drive
Oaks, PA  19456                                          BY TELEPHONE:

LEGAL COUNSEL                                            Call 1-800-433-6884
Ropes & Gray
1301 K Street, N.W., Suite 800 East                      BY MAIL:
Washington, DC  20005
                                                         Write to us c/o
AUDITORS                                                 SEI Investments Distribution Co.
Deloitte & Touche LLP                                    1 Freedom Valley Drive
50 Fremont Street                                        Oaks, PA  19456.
San Francisco, CA  94105-2230
                                                         BY INTERNET:

                                                         http://www.highmark-funds.com

                                                         FROM THE SEC:  You can also obtain the SAI, Annual
                                                         and Semiannual Reports, and other information about
                                                         the HighMark Funds from the SEC's Web site
                                                         (http://www.sec.gov).  You may review and copy
                                                         documents at the SEC Public Reference Room in
                                                         Washington, DC (for information call 1-800-SEC-0330).
                                                         You may request documents by mail from the SEC, upon
                                                         payment of a duplicating fee, by writing to:
                                                         Securities and Exchange Commission, Public Reference
                                                         Section, 450 5th Street, N.W., Washington, DC
                                                         20549-6009.

                                                         HighMark Funds' Investment Company Act registration
                                                         number is 811-05059.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                                         Prospectus Caption
------------------                                                         ------------------

                                 HIGHMARK FUNDS
                                 --------------

                       MONEY MARKET FUNDS - RETAIL SHARES
1.  Front and Back Cover Pages .......................................      Cover Page; Back Page

2.  Risk/Return Summary:
    Investments, Risks and Performance................................      Individual HighMark Funds Profiles

3.  Risk/Return Summary:  Fee Table...................................      Individual HighMark Funds Profiles

4.  Investment Objectives, Principal Investment
    Strategies, and Related Risk  ....................................      Individual HighMark Funds Profiles;
                                                                            More About the HighMark Fund --
                                                                            Investment Practices; More About the
                                                                            HighMark Funds -- Glossary of Investment Risks

5.  Management's Discussion of the Fund
    Performance.......................................................      Inapplicable

6.  Management, Organization and Capital
    Structure.........................................................      More About the HighMark Funds - Investment Management

7.  Shareholder Information...........................................      Shareowner Guide - How to Invest in the HighMark Funds

8.  Distribution Arrangements ........................................      Shareowner Guide - How to Invest in the HighMark Funds

9.  Financial Highlights Information..................................      Financial Highlights

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS

                      100% U.S. Treasury Money Market Fund
                     California Tax-Free Money Market Fund
                         Diversified Money Market Fund
                       U.S. Government Money Market Fund

                                 RETAIL SHARES

                                   PROSPECTUS

                               November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares and the Class B Shares of the Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Fiduciary Shares and Class S Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
X   100% U.S. Treasury Money Market Fund
X   California Tax-Free Money Market Fund
X   Diversified Money Market Fund
X   U.S Government Money Market Fund
SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK FUNDS
X   Choosing a Share Class
X   How Sales Charges Are Calculated
X   Sales Charge Reductions and Waivers
X   Fees for Distribution of Shares
X   Opening an Account
X   Buying Shares
X   Selling Shares
X   Exchanging Shares
X   Transaction Policies
X   Dividends
X   Taxes
X   Investor Services
MORE ABOUT THE HIGHMARK FUNDS
X   Investment Management
X   Financial Highlights
X   Investment Practices
X   Glossary of Investment Risks

FOR MORE INFORMATION ABOUT
HIGHMARK FUNDS, PLEASE SEE
THE BACK COVER OF THE
PROSPECTUS

---------------------------------------------------------------------------------------------------------------------
[FUND SUMMARY ICON]            Fund Summary                     [YOUR ACCOUNT ICON]          Your Account
[INVESTMENT  STRATEGY ICON]    Investment Strategy              [INVESTMENT MANAGEMENT ICON] Investment Management
[YIELD ICON]                   What are the main risks of       [FINANCIAL HIGHLIGHTS ICON]  Financial Highlights
                               investing in this Fund?
[PERFORMANCE INFORMATION ICON] Performance Information          [ADDITIONAL INVESTMENT ICON] Additional Investment
[FEES AND EXPENSES ICON]       Fees and Expenses                                             Practices and Risks
---------------------------------------------------------------------------------------------------------------------

November 30, 19999

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform others with similar objectives.

-------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                   To seek current income
                                  with liquidity and
                                  stability of principal
----------------------------------------------------------------
Investment Focus                  U.S. Treasury obligations
----------------------------------------------------------------
Principal Investment              Invests exclusively in
Strategy                          short-term U.S. Treasury
                                  obligations
----------------------------------------------------------------
Share Price Volatility            Low
----------------------------------------------------------------
Investor Profile                  Short-term or highly risk
                                  averse investors seeking
                                  current income from a
                                  money market fund that
                                  invests entirely in U.S.
                                  Treasury securities
----------------------------------------------------------------




[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates
- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities in particular
-    Imbalances in the supply of Treasuries relative to demand
-    The appropriateness of particular securities to the Fund's objectives

(For a more complete description of the Treasury securities in which the Fund can invest, please see "Investment Practices" beginning on page XX.)

[SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.]

[YIELD ICON]  WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

      Interest Rate Risk: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

      For more information about these risks, please see the Glossary of Investment Risks on page ___.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

      Best Quarter    Worst Quarter

      -------         -------
      (------)        (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

--------------------------------------------------------------------------------------
                                                                   SINCE
                                                                   INCEPTION
                                 1 YEAR           5 YEARS          (12/1/90)
--------------------------------------------------------------------------------------
100% U.S. TREASURY
MONEY MARKET FUND
    Class A Shares                 %                 %                 %
--------------------------------------------------------------------------------------

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the credit quality of its portfolio holdings. For the period ended 12/31/98, the 7-day yield for Class A Shares was ___%.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.

[FEES AND EXPENSES ICON]     FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.

-------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------

                                                                 CLASS A SHARES

Maximum Sales Charge (Load) Imposed on Purchase                         0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                    0%
(as a percentage of net asset value)

Redemption Fee (as a percentage of amount redeemed, if applicable)*     0%
*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you hold Fund Shares.


-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------

                                                            CLASS A SHARES

Investment Advisery Fees                                        0.30%
Distribution/Service (12b-1) Fees                               0.25%
Other Expenses                                                      %
                                                              --------

Total Annual Fund Operating Expenses                                %


* During the past fiscal year, the Adviser waived 0.05% of its investment Advisery fee. Other Expenses were waived by ___% or reimbursed by_____ %. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                             CLASS A SHARES

Investment Advisery Fees                                         0.25%
Distribution/Service (12b-1) Fees                                0.25%
Other Expenses                                                       %
                                                               --------

Total Annual Fund Operating Expenses                                 %

-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                      1 YEAR        3 YEARS        5 YEARS       10 YEARS
Class A Shares        $___          $___           $___          $___

-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal
                             To seek current income
                             exempt from federal and
                             California state income taxes
                             with liquidity and stability of
                             principal
-------------------------------------------------------------------
Investment Focus             California tax-free
                             money market securities
-------------------------------------------------------------------
Principal Investment         Attempts to invest in high-
Strategy                     quality, short-term California
                             tax-free securities
-------------------------------------------------------------------
Share Price Volatility       Low
-------------------------------------------------------------------
Investor Profile             California residents seeking
                             income exempt from federal
                             and California state personal
                             income taxes
-------------------------------------------------------------------


[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund invests primarily in short-term, high-quality California municipal securities. It may also invest in nonrated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates
- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities in particular
-    Imbalances in the supply of securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

[SIDEBAR: Municipal securities are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. High-quality securities are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.]

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

      State Specific Risk: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

      Interest Rate Risk: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

      For more information about these risks please see "Additional Investment Practices and Risks" starting on page ____ .

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

      Best Quarter    Worst Quarter

      -------         -------
      (------)        (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

--------------------------------------------------------------------------------------------
                                                                            SINCE
                                                                          INCEPTION
                                       1 YEAR            5 YEARS          (5/28/91)
--------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY
MARKET FUND
    Class A Shares                        %                 %                 %
--------------------------------------------------------------------------------------------


YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the credit quality of its portfolio holdings. For the period ended 12/31/98, the 7-day yield for Class A Shares was ___%.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.


[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the fees you pay directly from your investment if you buy or sell Fund Shares.

-------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------

                                                                 CLASS A SHARES

Maximum Sales Charge (Load) Imposed on Purchase                           0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                      0%
(as a percentage of net asset value)

Redemption Fee (as a percentage, of amount redeemed, if applicable)*      0%
*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you hold Fund Shares.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------


                                                          CLASS A SHARES

Investment Advisery Fees                                      0.30%*
Distribution/Service (12b-1) Fees                             0.25%
Other Expenses                                                    %*
                                                              -----

Total Annual Fund Operating Expenses                              %*

* During the past fiscal year, the Adviser waived 0.20% of its investment Advisery fee until 6/1/99 when the waiver was reduced to 0.15%. The waiver was subsequently reduced to 0.10% on 11/30/99. Other Expenses were waived by __% or reimbursed by ____%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                           CLASS A SHARES

      Investment Advisery Fees                                   0.15%**
      Distribution/Service (12b-1) Fees                          0.25%
      Other Expenses                                                 %
                                                                 -----
      Total Annual Fund Operating Expenses                           %

      **The Adviser received 0.10% until 5/31/99 and 0.15% after 6/1/99.

-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR         3 YEARS       5 YEARS       10 YEARS
Class A Shares             $___           $___          $___          $___

-------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                             To seek current income
                                            with liquidity and
                                            stability of principal
------------------------------------------------------------------
Investment Focus                            High-quality,
                                            short-term debt
                                            securities
------------------------------------------------------------------
Principal Investment                        Employs top-down
Strategy                                    analysis of economic
                                            and market factors to
                                            select Fund investments
------------------------------------------------------------------
Share Price Volatility                      Low
------------------------------------------------------------------
Investor Profile                            Short-term or risk
                                            averse investors
                                            seeking our typically
                                            highest-yielding money
                                            market fund.
------------------------------------------------------------------


[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. High-quality securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:

-   The outlook for interest rates

- Buying and selling activity in the high-quality short-term securities market as a whole and/or for individual bonds in particular

- Imbalances in the supply of high-quality short-term securities relative to demand

-   The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks, and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

(For a more complete description of the securities in which the Fund can invest, please see Investment Practices on page X.)

[SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.]

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

      For more information about these risks, please see the Glossary of Investment Risks on page ___.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

      Best Quarter    Worst Quarter

      -------         -------
      (------)        (------)

*The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/3198.

--------------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                            1 YEAR           5 YEARS                   (5/28/91)
--------------------------------------------------------------------------------------
DIVERSIFIED MONEY
MARKET FUND
    Class A Shares                %                %                       %
--------------------------------------------------------------------------------------


YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the credit quality of its portfolio holdings. For the period ended December 31, 1998, the 7-day yield for Class A Shares was ___%.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.


[FEES AND EXPENSES ICON]  FEES AND EXPENSES


This table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares.

-------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------
                                                                CLASS A SHARES

Maximum Sales Charge (Load) Imposed on Purchase                         0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                    0%
(as a percentage of net asset value)

Redemption Fee (as a percentage
of amount redeemed, if applicable)*                                     0%
*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------

                                                    CLASS A SHARES

Investment Advisery Fees                                 0.30%
Distribution/Service (12b-1) Fees                        0.25%
Other Expenses                                               %*
                                                         ----
Total Annual Fund Operating Expenses                         %*

* During the past fiscal year, Other Expenses were waived by ___% or reimbursed by ___%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                   CLASS A SHARES

      Investment Advisery Fees                            0.30%
      Distribution/Service (12b-1) Fees                   0.25%
      Other Expenses                                          %
                                                         -----
      Total Annual Fund Operating Expenses                    %

-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                      1 YEAR        3 YEARS        5 YEARS       10 YEARS
Class A Shares        $___          $___           $___          $___

-------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                                 To seek current income
                                                with liquidity and stability
                                                of principal
-------------------------------------------------------------------------------
Investment Focus                                Short-term obligations
                                                issued or guaranteed by the
                                                U.S. government and its
                                                agencies
-------------------------------------------------------------------------------
Principal Investment                            Employs top-down
Strategy                                        analysis of economic and
                                                market factors to select
                                                Fund investments
-------------------------------------------------------------------------------
Share Price Volatility                          Low
-------------------------------------------------------------------------------
Investor Profile                                Short-term or risk averse
                                                investors seeking a money
                                                market fund investing
                                                primarily in U.S.
                                                government obligations
-------------------------------------------------------------------------------


[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities in particular

-    Imbalances in the supply of U.S. government securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

[SIDEBAR: The Government National Mortgage Association (GNMA or "Ginnie Mae") is a government-owned corporation that guarantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on mortgage-backed securities from certain issuers. The mandate of the Export-Import Bank is to encourage trade with foreign countries. Among other things, it grants direct credit to non-U.S. borrowers.]


[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

      Interest Rate Risk: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

      For more information about these risks, please see the Glossary of Investment Risks on page ___.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]

      Best Quarter    Worst Quarter

      -------         -------
      (------)        (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

                                                                       SINCE
                                                                     INCEPTION
                                          1 YEAR      5 YEARS        (12/1/90)
----------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
FUND
    Class A Shares                             %             %                 %
------------------------------------ ------------- -------------- ----------------
    Class B Shares(1)                          %             %                 %
------------------------------------ ------------- -------------- ----------------

(1) Class B Shares commenced operations on 2/2/98. The Fund's performance prior to that date is represented by the performance of its Class A Shares, with an adjustment for the distribution/service (12b-1) fees of Class B Shares.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings. For the period ended 12/31/98, the 7-day yield for Class A Shares was ___% and ___% for Class B Shares.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                     CLASS A SHARES             CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchase               0%                         0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          0%                      5.00%
(as a percentage of net asset value)

Redemption Fee (as a percentage
of amount redeemed, if applicable)*                           0%                         0%

*If you request a wire transfer, a wire transfer fee of $15 will be deducted from the amount of your redemption.

The table below describes the expenses you would pay indirectly if you hold Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                     CLASS A SHARES             CLASS B SHARES
Investment Advisery Fees                                   0.30%                         0.30%
Distribution/Service (12b-1) Fees                          0.25%                         0.75%
Other Expenses                                             ____%*                        ____%*

Total Annual Fund Operating Expenses                           %*                            %*

- During the past fiscal year, Other Expenses for Class A Shares were waived by __% or reimbursed by %. Other Expenses for Class B Shares were waived by __% or reimbursed by __%. These waivers and reimbursements are voluntary and maybe terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                     CLASS A SHARES             CLASS B SHARES
Investment Advisery Fees                                     0.30%                       0.30%
Distribution/Service (12b-1) Fees                            0.25%                       0.75%
Other Expenses                                               ____%                       ____%

Total Annual Fund Operating Expenses                             %                           %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A Shares                      $          $           $          $
                                     ----       ----        ----       ----
Class B Shares
If you do not sell your Shares:     $          $           $          $
                                     ----       ----        ----       ----
If you sell your Shares at the
end of the period:                  $          $           $          $
                                     ----       ----        ----       ----

SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Two classes of Fund Shares, Class A and Class B, are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class B Shares:

CLASS A

-     No sales charge.
-     Distribution and service (12b-1) fees of 0.25%.
-     Offered by:
      100% U.S. Treasury Money Market Fund
      California Tax-Free Money Market Fund
      Diversified Money Market Fund
      U.S. Government Money Market Fund

CLASS B

-     Only available through exchange of Class B Shares of another HighMark
      Fund.
-     Distribution and service (12b-1) fees of 0.75%.
-     A deferred sales charge, as described below.
- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.
-     Offered by:
      U.S. Government Money Market Fund

For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

FOR INSTITUTIONAL INVESTORS ONLY: The Funds also offer Class S and Fiduciary Class Shares, each of which has its own expense structure. Fiduciary Class Shares are available only to financial institutions, fiduciary clients of Union Bank of California, N.A., and certain other qualified investors. Class S Shares are available only to investors in the Union Bank of California Corporate Sweep product. Call the Distributor for more details (see the back cover of this prospectus for contact information).

HOW SALES CHARGES ARE CALCULATED

CLASS B SHARES: CONTINGENT DEFERRED SALES CHARGE

Class B Shares are available at their net asset value per share, without an initial sales charge. (If you are considering an investment in the U.S. Government Money Market Fund, please see the important note below.)* If you sell your U.S. Government Money Market Fund Shares within six years of buying the HighMark Class B Shares you exchanged for the U.S. Government Money Market Fund Class B Shares, however, you must pay a CDSC. As the table below shows, the CDSC declines over time and is based either on the original cost you paid for the Shares or their current market value, whichever is less. We do not charge a CDSC on Shares you may have acquired by reinvesting your dividends. The CDSCs are as follows:

                           CDSC ON SHARES
YEARS AFTER PURCHASE       BEING SOLD
1st year                   5.00%
2nd year                   4.00%
3rd or 4th year            3.00%
5th year                   2.00%
6th year                   1.00%
After 6th year             none

To determine these CDSCs, we count all purchases made during a calendar month as having been made on the first day of that month.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

*If you are considering an investment in the HighMark U.S. Government Money Market Fund, please note: You may purchase Class B Shares of the HighMark U.S. Government Money Market Fund ONLY by exchanging Class B Shares of another, non-money market HighMark Fund for them. You can make exchanges into the HighMark U.S. Government Money Market Fund without paying a contingent deferred sales charge on your Class B Shares in the previous Fund, even if you held them for six years or less.

SALES CHARGE REDUCTIONS AND WAIVERS

CDSC WAIVERS: You may qualify for a CDSC waiver if:
-   you are selling Shares as part of a systematic withdrawal plan.
-   you are taking certain distributions from a retirement plan.
-   the shareholder has died or become disabled.

You must notify us that you are eligible for a waiver under these circumstances at the time you wish to sell Shares.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Distributor or consult the SAI (see the back cover of this prospectus).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class B Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                                     Percentage of Average
                           Share Class                   Daily Net Assets
                           -----------               ---------------------
                           Class A                            0.25%
                           Class B                            0.75%

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

     -                INITIAL PURCHASE:         $1,000 for each Fund

                      $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

     -                ADDITIONAL PURCHASES:     $100 for each Fund

         We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of Shares.

We reserve the right to reject a purchase order if the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds or its shareholders.

 .BUYING SHARES

             OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
[GRAPHIC]  - Make out a check for the         - Make out a check for the
             investment amount, payable         investment amount, payable to
             to "HighMark Funds."               "HighMark Funds."

           - Deliver the check and your       - Fill out the detachable
             completed application to           investment slip from your
             your financial representative,     account statement. If you do
             or mail them to our transfer       not have a slip, include a
             agent (address below).             note specifying the fund
                                                name, your share class, your
                                                account number and the name(s)
                                                in which the account is
                                                registered.

                                              - Deliver the check and your
                                                investment slip or note to your
                                                financial representative, or
                                                mail them to our transfer agent
                                                (address below).

             All purchases made by check should be in U.S. dollars.
      Third party checks, credit card checks or cash will not be accepted.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
[GRAPHIC]  - Call your financial              - Call your financial
             representative or the              representative or the
[GRAPHIC]    Distributor at 1-800-433-6884      Distributor at 1-800-433-6884
             to request an exchange.            to request an exchange.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
[GRAPHIC]  -         Deliver your completed   - Call our transfer agent before
             application to your financial      wiring any funds.
             representative, or mail it to
             the transfer agent (address      - Instruct your bank to wire the
             below).                            amount of your investment to:
           - Obtain your Fund account               State Street Bank and Trust
             number by calling your                 Company
             financial representative or            225 Franklin Street
             our transfer agent.                    Boston, MA  02101
           - Instruct your bank to wire the         ABA# 011000028
             amount of your investment to:          DDA# 9905-194-8
                 State Street Bank and
                 Trust Company                  Specify the Fund name, your
                 225 Franklin Street            share class, your Fund account
                 Boston, MA  02101              number and the name(s) is in
                 ABA# 011000028                 which the Fund account to
                 DDA# 9905-194-8                registered. Your bank may charge
                                                a fee wire money.
             Specify the Fund name, your
             choice of share class, the new
             Fund account number and the
             name(s) in which the Fund
             account is registered. Your
             bank may charge a fee to wire
             money.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

           - Call your financial              - Call your financial institution
             institution for information on     for information on their
             their procedures for               procedures for transmitting
             transmitting orders to             orders to HighMark Funds.
             HighMark Funds.

TRANSFER AGENT ADDRESS:
State Street Bank and Trust Company
P.O. Box 8416
Boston, MA  02266-8416
PHONE NUMBER:  1-800-433-6884                   To add to an account using the
Or contact your financial representative        Automatic Invest Plan, see
for instructions and assistance.                "Additional Investor Services."

SELLING SHARES

             DESIGNED FOR                       TO SELL SOME OR ALL OF YOUR
                                                SHARES
--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------
[GRAPHIC] - Accounts of any type.             - Write a letter indicating the
          - Sales of any amount.                Fund name, your share class,
                                                your Fund account number, the
                                                name(s) in which the account is
                                                registered and the dollar value
                                                or number of Shares you wish to
                                                sell.

                                              - Include all signatures and any
                                                guarantees that may be required
                                                (see next page).

                                              - Mail the materials to our
                                                transfer agent.

                                              - We will mail a check to the
                                                name(s) and address in which
                                                the account is registered,
                                                unless you give us other
                                                written instructions.
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
[GRAPHIC]  - Accounts of any type.            - To place your order, contact
           - Sales of any amount.               your financial representative or
                                                the Distributor at
                                                1-800-433-6884 between 8:30 A.M.
                                                and 8:00 P.M. Eastern Time on
                                                most business days.
--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------
[GRAPHIC]  - Requests by letter to sell at    - We will wire amounts of $500 or
             least $500 (accounts of any        more on the next business day
             type).                             after we receive your request.

           - Requests by phone to sell at     - If you have an account with the
             least $500 (accounts of any        Fund's transfer agent (a "Fund
             type).                             Direct Account"), a $15 fee
                                                will be deducted from your
                                                account.

                                              - Shares cannot be redeemed by
                                                wire on Federal holidays
                                                restricting wire transfers.
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
[GRAPHIC]  - Accounts of any type.            - Obtain a current prospectus for
[GRAPHIC]  - Sales of any amount.               the Fund into which you are
                                                exchanging by calling the
                                                Distributor or your financial
                                                representative.

                                              - Call the Distributor or your
                                                financial representative to
                                                request an exchange.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
           - Accounts set up through          - Contact your financial
             financial institutions.            institution for information on
                                                their procedures for
                                                transmitting orders to HighMark
                                                Funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY CHECKWRITING
--------------------------------------------------------------------------------
                                              - Check the appropriate box on
[GRAPHIC]  - Accounts opened directly with      the application.
               the Funds (not through an
               investment professional).      - Obtain a signature card by
                                                calling the Distributor at
           -   Minimum amount of check is       1-800-433-6884.
               $500.
                                              - Mail the completed application
           -   Maximum of five checks per       and signature card to the
               month.                           Transfer Agent

TRANSFER AGENT ADDRESS:
State Street Bank and Trust Company
P.O. Box 8416
Boston, MA  02266-8416
PHONE NUMBER:  1-800-433-6884
Or contact your financial representative for instructions and assistance.

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     - you are selling more than $5,000 worth of Shares.

     - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to the minimum or above.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A or Class B Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-  Are qualified to invest in the new Fund.
-  Satisfy the initial and additional investment minimums for the new Fund.
-  Invest in the same share class in the new Fund as you did in the previous
   Fund.
- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A money market Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

         (Total mkt. value of the Fund's investments and other assets - any Fund liabilities) divided by Total number of the Fund's Shares outstanding
         = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 10:00 a.m. Pacific time (1:00 p.m. Eastern time) business days, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. Each Fund's NAV is expected to remain at a constant $1.00, although there is no assurance that this will be maintained. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A and Class B Shares, the NAV of a Fund's Class B Shares may be lower than that of its Class A Shares because Class B Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").

- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

     - California Tax-Free Money Market Fund: Before 8:00 a.m., Pacific time (11:00 a.m., Eastern time).
     - 100% U.S. Treasury Fund: Before 9:00 a.m., Pacific time (12:00 noon, Eastern time).
     - Diversified Money Market Fund: Before 11:00 a.m., Pacific time (2:00 p.m., Eastern time).
     - U.S. Government Money Market Fund: Before 11:00 a.m., Pacific time (2:00 p.m., Eastern time).

In addition, you must wire the money you wish to invest to the transfer agent prior to 11:00 a.m. Pacific time (2:00 p.m. Eastern time). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received payment.

- Selling Shares: To sell Shares on any one business day, you must place your redemption order by the following times:
     - California Tax-Free Money Market Fund: Before 8:00 a.m., Pacific time (11:00 a.m., Eastern time).
     - 100% U.S. Treasury Fund: Before 9:00 a.m., Pacific time (12:00 noon, Eastern time).
     - Diversified Money Market Fund: Before 11:00 a.m., Pacific time (2:00 p.m., Eastern time).
     - U.S. Government Money Market Fund: Before 11:00 a.m., Pacific time (2:00 p.m., Eastern time).

If we do not receive your request by the times listed above, we will execute your order on the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders on a monthly basis.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

                                 HighMark Funds
                    c/o State Street Bank and Trust Company
                                 P.O. Box 8416
                             Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B Shares because Class B Shares have a higher distribution fee.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax Adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND:
We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax Adviser to determine whether investing in the Fund could increase the federal taxation of your benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states, like California, do not have a special rate for capital gains).

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.
*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can opt to make these withdrawals on a monthly, quarterly, twice yearly or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-     Have at least $5,000 in your HighMark Fund(s) account.
-     Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:
If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

Class B shareholders should also note the following:
If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT THE HIGHMARK FUNDS INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. HighMark Capital Management, as of September 30, 1999, had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

         Fund                                                 % of Net Assets
         ----                                                 ---------------
100% U.S. Treasury Money Market Fund                             0.30%
California Tax-Free Money Market Fund                            0.15%*
Diversified Money Market Fund                                    0.30%
U.S Government Money Market Fund                                 0.30%

*From 8/1/98 through 5/31/99, the Adviser was paid 0.10%. From 6/1/99 through 7/31/99, the Adviser was paid 0.15%.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ____, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                    FUND CODE
---------                                                    ---------
100% U.S. Treasury Money Market Fund                         1
California Tax-Free Money Market Fund                        2
Diversified Money Market Fund                                3
U.S. Government Money Market Fund                            4

           INSTRUMENT                                         FUND            RISK TYPE
           ----------                                         ----            ---------
ASSET-BACKED SECURITIES: Securities backed by                 1, 4            Pre-payment
Receivables, home equity loans, truck and auto                                Market
Loans, leases, credit card receivables                                        Credit
and other securities backed by other                                          Regulatory
types of receivables or assets.

BANKERS' ACCEPTANCES: Bills of exchange or time               2, 3            Credit
drafts drawn on and accepted by a commercial bank.                            Liquidity
They generally have maturities of six months or                               Market
less.

BONDS: Interest-bearing or discounted government              1-4             Market
or corporate securities that obligate the issuer                              Political
to pay the bondholder a specified sum of money,                               Liquidity
usually at specific intervals, and to repay the                               Foreign Investment
principal amount of the loan at maturity.

CERTIFICATES OF DEPOSIT: Negotiable instruments               2, 3            Market
with a stated maturity.                                                       Credit
                                                                              Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term            2-4             Credit
promissory notes issued by corporations and other                             Liquidity
entities. Maturities generally vary from a few days                           Market
to nine months.

DEMAND FEATURES: Securities that are subject to               2-4             Market
puts and standby commitments to purchase the                                  Liquidity
securities at a fixed price (usually with accrued                             Management
interest) within a fixed period of time following
demand by a Fund.

DERIVATIVES:  Instruments whose value is derived from         2-4             Management
an underlying contract, index or security, or any                             Market
combination thereof, including futures, options                               Credit
(e.g., put and calls), options on futures, swap                               Liquidity
agreements, and some mortgage-backed securities.                              Leverage

FOREIGN SECURITIES: Commercial paper of foreign               3               Market
issuers and obligations of foreign banks, overseas                            Political

                                       35

branches of U.S. banks and supranational entities.                            Liquidity
                                                                              Foreign Investment



ILLIQUID SECURITIES: Securities that ordinarily               1-4             Liquidity
cannot be sold within seven business days at the
value the Fund Market has estimated for them.
Each HighMark Fund may invest up to 10% of its
net assets in illiquid securities.

INVESTMENT COMPANY SECURITIES: Shares of                      2-4             Market
registered investment companies. These may
include HighMark Money Market funds and other
registered investment companies for which HighMark,
its subadvisers, or any of their affiliates serves
as investment adviser, administrator or distributor.
Each Fund may invest up to 5% of its assets in the
Shares of any one registered investment company
that has an investment objective similar to the
Fund's. A Fund may not, however, own more than 3%
of the securities of any one registered investment
company or invest more than 10% of its assets in
the Shares of other registered investment
companies. As a shareholder of an investment
company, a Fund will indirectly bear investment
management fees of that investment company, which
are in addition to the management fees the Fund
pays its own Adviser.

INVESTMENT GRADE SECURITIES: Investment grade                 2, 3            Market
securities are those rated BBB or better by S&P;
Baa or better Credit by Moody's; similarly rated
by other nationally recognized rating
organizations; or, if not rated, determined to be
of comparably high quality by the Adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by              2, 3            Pre-payment
real estate loans and pools of loans.  These include                          Market
collateralized mortgage obligations (CMOs) and                                Credit
real estate mortgage investment conduits (REMICs).                            Regulatory

MUNICIPAL SECURITIES: Securities issued by a state            2               Market
or political subdivision to obtain funds for                                  Credit
various public purposes. Municipal securities                                 Political
include private activity bonds and industrial                                 Tax
development bonds, as well as general obligation                              Regulatory
bonds, tax anticipation notes, bond anticipation
notes, revenue anticipation notes, project notes,
other short-term tax-exempt obligations, municipal
leases, and obligations of municipal housing
authorities ( single family revenue bonds).

There are two general types of municipal bonds:
General-obligation bonds, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial

                             36

development bonds that are secured by a private company.

PARTICIPATION INTERESTS: Interests in municipal               2               Market
securities from financial institutions such                                   Liquidity
as commercial and investment banks, savings and                               Credit
loan associations and insurance companies.  These                             Tax
interests are usually structured as some form of
indirect ownership that allows the Fund to treat
the income from the investment as exempt from
federal income tax. The Fund invests in these
interests to obtain credit enhancement on demand
features that would be available through direct
ownership of the underlying municipal securities.

REPURCHASE AGREEMENTS: The purchase of a security             2-4             Market
and the simultaneous commitment to return the                                 Leverage
security to the seller at an agreed upon price
on an agreed upon date.  This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security          2-4             Market
and the simultaneous commitment to buy the security                           Leverage
back at an agreed upon price on an agreed upon
date.  This is treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered              1-4             Liquidity
under the Securities Act of 1933, such as                                     Market
privately placed commercial paper and Rule 144A
securities.

SECURITIES LENDING: The lending of up to 33 1/3%              2-4             Market
of the Fund's total assets.  In return the Fund                               Leverage
will receive cash, other securities and/or                                    Liquidity
letters of credit.                                                            Credit

TAX-EXEMPT COMMERCIAL PAPER:  Commercial paper                2, 3            Credit
issued by governments and political sub-divisions.                            Liquidity
                                                                              Market
                                                                              Tax

TIME DEPOSITS: Non-negotiable receipts issued by a            2, 3            Liquidity
bank in exchange for a deposit of money.                                      Credit
                                                                              Market

TREASURY RECEIPTS: Treasury receipts, Treasury                3, 4            Market
investment growth receipts, and certificates of
accrual of Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities                 2-4             Market
issued by agencies and instrumentalities of the                               Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,               1-4             Market
separately traded registered interest and principal
securities, and coupons under bank entry
safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured               2-4             Credit
demand notes that permit the indebtedness to vary
and provide

for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                2-4             Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to a                               Market
Fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                         1-4             Market
A purchase of, or contract to purchase, securities at a fixed                           Leverage
price for delivery at a future date. The portfolio managers of                          Liquidity
each Fund expect that commitments to enter into forward                                 Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR OBLIGATIONS:  U.S. dollar-                    3                Market
denominated bonds issued by foreign corporations                                        Credit
or governments. Sovereign bonds are those issued
 by the government of a foreign country. Supranational
bonds are those issued by supranational entities, such
as the World Bank and European Investment Bank.
Canadian bonds are those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                 1-4              Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity.  When held to maturity, their entire                           Zero Coupon
return   equals the difference between their issue price and
their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk. Finally, foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark Funds. If these assurances prove to be incorrect, HighMark shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

HOW TO OBTAIN MORE INFORMATION
INVESTMENT ADVISER
                                                            More information about the Funds is available
    HighMark Capital Management, Inc.                       without charge through the following:
    475 Sansome Street
    San Francisco, CA  94104                                STATEMENT OF ADDITIONAL INFORMATION (SAI)

ADMINISTRATOR AND DISTRIBUTOR                               More detailed information about the HighMark Funds
                                                            is included in our SAI.  The SAI has been filed
    SEI Investments Distribution Co.                        with the SEC and is incorporated by reference into
    1 Freedom Valley Drive                                  this prospectus.  This means that the SAI, for
    Oaks, PA  19456                                         legal purposes, is a part of this prospectus.

LEGAL COUNSEL                                               ANNUAL AND SEMI-ANNUAL REPORTS

    Ropes & Gray                                            These reports list the Funds' holdings and contain
    1301 K Street, N.W., Suite 800 East                     information on the market conditions and
    Washington, DC  20005                                   investment strategies that significantly affected
                                                            the HighMark Funds' performance during the last
AUDITORS                                                    year.
       Deloitte & Touche L.L.P.
       50 Fremont Street                                    TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL REPORTS,
       San Francisco, CA  94105-2230                        OR MORE INFORMATION:

                                                            BY TELEPHONE:

                                                            Call 1-800-433-6884

                                                            BY MAIL:

                                                            Write to us c/o
                                                            SEI Investments Distribution Co.
                                                            1 Freedom Valley Drive
                                                            Oaks, PA  19456.

                                                            BY INTERNET:

                                                            FROM THE SEC:  You can also obtain the SAI, the
                                                            Annual and Semi-Annual Reports, and other
                                                            information about the HighMark Funds, from the
                                                            SEC's Web site (http://www.sec.gov).  You may
                                                            review and copy documents at the SEC Public
                                                            Reference Room in Washington, DC (for information
                                                            call 1-800-SEC-0330).  You may request documents
                                                            by mail from the SEC, upon payment of a
                                                            duplicating fee, by writing to: Securities and
                                                            Exchange Commission, Public Reference Section, 450
                                                            5th Street, N.W., Washington, DC 20549-6009.




HighMark Funds' Investment Company Act
registration number is 811-05059.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                                         Prospectus Caption
------------------                                                         ------------------

                                 HIGHMARK FUNDS
                                 --------------

                      MONEY MARKET FUNDS - FIDUCIARY SHARES
1.  Front and Back Cover Pages .......................................      Cover Page; Back Page

2.  Risk/Return Summary:
    Investments, Risks and Performance................................      Individual HighMark Funds Profiles

3.  Risk/Return Summary:  Fee Table...................................      Individual HighMark Funds Profiles

4.  Investment Objectives, Principal Investment
    Strategies, and Related Risk  ....................................      Individual HighMark Funds Profiles;
                                                                            More About the HighMark Fund --
                                                                            Investment Practices; More About the
                                                                            HighMark Funds -- Glossary of Investment Risks

5.  Management's Discussion of the Fund
    Performance.......................................................      Inapplicable

6.  Management, Organization and Capital
    Structure.........................................................      More About the HighMark Funds - Investment Management

7.  Shareholder Information...........................................      Shareowner Guide - How to Invest in the HighMark Funds

8.  Distribution Arrangements ........................................      Shareowner Guide - How to Invest in the HighMark Funds

9.  Financial Highlights Information..................................      Financial Highlights

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                      100% U.S. Treasury Money Market Fund
                     California Tax-Free Money Market Fund
                         Diversified Money Market Fund
                       U.S. Government Money Market Fund

                                FIDUCIARY SHARES

                                   PROSPECTUS

                               November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Class A Shares and Class S Shares, which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers a class of Shares called Class B Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the HighMark Funds.

                 INDIVIDUAL HIGHMARK FUND PROFILES
                 X   100% U.S. Treasury Money Market Fund
                 X   California Tax-Free Money Market Fund
                 X   Diversified Money Market Fund
                 X   U.S. Government Money Market Fund

                 SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK
                 FUNDS
                 X   Choosing a Share Class
                 X   Opening an Account
                 X   Buying Shares
                 X   Selling Shares
                 X   Exchanging Shares
                 X   Transaction Policies
                 X   Dividends
                 X   Taxes
                 X   Investor Services

                 MORE ABOUT THE HIGHMARK FUNDS
                 X   Investment Management
                 X   Financial Highlights
                 X   Investment Practices
                 X   Glossary of Investment Risks

                 FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THIS PROSPECTUS

-----------------------------------------------------------------------------

[FUND SUMMARY ICON] Fund Summary

[INVESTMENT STRATEGY ICON] Investment Strategy

[YIELD ICON]  What are the main risks of investing in this Fund?

[PERFORMANCE INFORMATION ICON] Performance Information

[FEES AND EXPENSES ICON] Fees and Expenses

[YOUR ACCOUNT ICON]  Your Account

[INVESTMENT MANAGEMENT ICON] Investment Management

[FINANCIAL HIGHLIGHTS ICON] Financial Highlights

[ADDITIONAL INVESTMENT PRACTICES AND RISKS ICON] Additional Investment Practices and Risk

-----------------------------------------------------------------------------

November 30, 1999

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform others with similar objectives.

-------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY





                  Investment Goal                        To seek current income with
                                                         liquidity and stability of
                                                         principal
----------------------------------------------------------------------------------------------
                  Investment Focus                       U.S. Treasury obligations
----------------------------------------------------------------------------------------------
                  Principal Investment Strategy          Invests exclusively in short-term
                                                         U.S. Treasury obligations
----------------------------------------------------------------------------------------------
                  Share Price Volatility                 Low
----------------------------------------------------------------------------------------------
                  Investor Profile                       Highly risk averse investors
                                                         seeking current income from a money
                                                         market fund that invests entirely
                                                         in U.S. Treasury securities
----------------------------------------------------------------------------------------------


[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:
-  The outlook for interest rates
- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities
-  Imbalances in the supply of Treasuries relative to demand
-  The appropriateness of particular securities to the Fund's objectives

For a more complete description of the various Treasury securities in which the Fund can invest, please see "Investment Practices" beginning on page XX.

SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?


Interest-Rate Risk: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see the Glossary of Investment Risks on page ___.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.



This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


Best Quarter              Worst Quarter
------------              -------------
(______)                  (______)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.


---------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
                                                                                                      INCEPTION
                                                        1 YEAR           5 YEARS                      (12/1/90)
---------------------------------------------------------------------------------------------------------------
100% U.S. TREASURY
MONEY MARKET FUND                                           %               %                              %
  Fiduciary Shares
---------------------------------------------------------------------------------------------------------------

YIELD

The income a fund generates is commonly referred to as its yield. For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the credit quality of its portfolio holdings. For the period ended 12/31/98, the 7-day yield for the Fund's Fiduciary Shares was ___%.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.


[FEES AND EXPENSES ICON]    FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.


------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES

Maximum Sales Charge (Load) Imposed on Purchase                     0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                     0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.


The table below describes the expenses you would pay indirectly if you hold Fund Shares.



------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------

                                                              FIDUCIARY SHARES
Investment Advisory Fees                                           0.30%*
Distribution/Service (12b-1) Fees                                  0.00%
Other Expenses                                                         %*
                                                                   -----

Total Annual Fund Operating Expenses                                  %*

During the past fiscal year, the Adviser waived 0.05% of its investment Advisory fee. "Other Expenses" were waived by ___% or reimbursed by ____%. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                             FIDUCIARY SHARES
Investment Advisory Fees                                                0.25%
Distribution/Service (12b-1) Fees                                       0.00%
Other Expenses                                                              %
                                                                      -------

Total Annual Fund Operating Expenses                                        %



------------------------------------------------------------------------------
EXAMPLE
------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 YEAR           3 YEARS          5 YEARS          10 YEARS
Fiduciary Shares                  $___             $___             $___             $___

------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------

[FUND SUMMARY ICON]  FUND SUMMARY



                  Investment Goal                       To seek current income exempt from
                                                        federal and California state income
                                                        taxes with liquidity and stability
                                                        of principal
----------------------------------------------------------------------------------------------
                  Investment Focus                      California tax-free money market
                                                        securities
----------------------------------------------------------------------------------------------
                  Principal Investment Strategy         Attempts to invest in high-quality,
                                                        short-term California tax-free
                                                        securities
----------------------------------------------------------------------------------------------
                  Share Price Volatility                Low
----------------------------------------------------------------------------------------------
                  Investor Profile                      California residents seeking income
                                                        exempt from federal and California
                                                        state personal income taxes
----------------------------------------------------------------------------------------------


[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund invests primarily in short-term, high-quality California municipal securities. It may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:
-  The outlook for interest rates
- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities
-  Imbalances in the supply of securities relative to demand
-  The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

(For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page X.)

SIDEBAR: Municipal securities are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. High-quality securities are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.


[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?


State Specific Risk: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

Interest-Rate Risk: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Additional Investment Practices and Risks" starting on page ____.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


Best Quarter              Worst Quarter
------------              -------------
(______)                  (______)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.


------------------------------------------------------------------------------------
                                                                           Since
                                                                         INCEPTION
                                   1 YEAR         5 YEARS                (6/10/91)
------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY
MARKET FUND                           %              %                       %
    Fiduciary Shares
------------------------------------------------------------------------------------


YIELD

The income a fund generates is commonly referred to as its yield. For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings. For the period ended 12/31/98, the 7-day yield for the Fund's Fiduciary Shares was ___%.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.



[FEES AND EXPENSES ICON]    FEES AND EXPENSES

This table describes the fees you pay directly from your investment if you buy or sell Fund Shares.



-----------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------

                                                             FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase                     0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                     0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you hold Fund Shares.



-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------

                                                            FIDUCIARY SHARES
Investment Advisory Fees                                         0.30%*
Distribution/Service (12b-1) Fees                                0.00%
Other Expenses                                                       %*
                                                                 -----

Total Annual Fund Operating Expenses                                 %*

* During the past fiscal year, the Adviser waived 0.20% of its investment Advisory fee until 6/1/99, when the waiver was reduced to 0.15%. The waiver was reduced to 1.10% on 11/30/99. "Other Expenses" were waived by __% or reimbursed by _____%. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                            FIDUCIARY SHARES
Investment Advisory Fees                                           0.15% **
Distribution/Service (12b-1) Fees                                  0.00%
Other Expenses                                                         %
                                                                   -----

Total Annual Fund Operating Expenses                                   %

**The Adviser received 0.10% until 5/31/99 and 0.15% after 6/1/99.



-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 YEAR           3 YEARS          5 YEARS          10 YEARS
Fiduciary Shares                  $___             $___             $___             $___

-------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY



                  Investment Goal                       To seek current income with
                                                        liquidity and stability of principal
-------------------------------------------------------------------------------------------------
                  Investment Focus                      High-quality, short-term debt
                                                        securities
-------------------------------------------------------------------------------------------------
                  Principal Investment Strategy         Employs top-down analysis of
                                                        economic and market factors to
                                                        select Fund investments
-------------------------------------------------------------------------------------------------
                  Share Price Volatility                Low
-------------------------------------------------------------------------------------------------
                  Investor Profile                      Short-term or risk-averse investors
                                                        seeking our typically
                                                        highest-yielding money market fund.
-------------------------------------------------------------------------------------------------




[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:
-  The outlook for interest rates
- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities
- Current imbalances in the supply of high-quality, short-term securities relative to demand
-  The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

[SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.]

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?


Interest-Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see the Glossary of Investment Risks on page ____.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


Best Quarter              Worst Quarter
------------              -------------
(______)                  (______)

*The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

--------------------------------------------------------------------------------
                                                                       SINCE
                                                                     INCEPTION
                                         1 YEAR      5 YEARS         (6/10/91)
--------------------------------------------------------------------------------
 DIVERSIFIED MONEY MARKET FUND
    Fiduciary Shares                        %            %                %
--------------------------------------------------------------------------------

YIELD

The income a fund generates is commonly referred to as its yield. For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings. For the period ended December 31, 1998, the 7-day yield for the Fund's Fiduciary Shares was ___%.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.



[FEES AND EXPENSES ICON]    FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                     FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase             0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                        0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                             0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.


The table below describes the expenses you would pay indirectly if you hold Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                   FIDUCIARY SHARES
Investment Advisory Fees                                 0.30%
Distribution/Service (12b-1) Fees                        0.00%
Other Expenses                                               %*
                                                      --------
Total Annual Fund Operating Expenses                         %*

* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by _____%. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                   FIDUCIARY SHARE
Investment Advisory Fees                                0.30%
Distribution/Service (12b-1) Fees                       0.00%
Other Expenses                                              %
                                                        -----

Total Annual Fund Operating Expenses                        %


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR           3 YEARS          5 YEARS          10 YEARS
Fiduciary Shares                           $___             $___             $___             $___

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON]  FUND SUMMARY
   Investment Goal                        To seek current income with
                                          liquidity and stability of
                                          principal
--------------------------------------------------------------------------------
   Investment Focus                       Short-term obligations issued or
                                          guaranteed by the U.S. government
                                          and its agencies
--------------------------------------------------------------------------------
   Principal Investment Strategy          Employs top-down analysis of
                                          economic and market factors to
                                          select Fund investments
--------------------------------------------------------------------------------
   Share Price Volatility                 Low
--------------------------------------------------------------------------------
   Investor Profile                       Short-term or risk-averse
                                          investors seeking a money market
                                          fund investing primarily in U.S.
                                          government obligations
--------------------------------------------------------------------------------


[INVESTMENT STRATEGY ICON]  INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:
-  The outlook for interest rates
- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities
-  Imbalances in the supply of U.S. government securities relative to demand
-  The appropriateness of particular securities to the Fund's objectives.

(For a more complete description of the securities in which the Fund can invest, please see Investment Practices on page X.)

SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.


[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Interest-Rate Risk: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see the Glossary of Investment Risks on page ____.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


Best Quarter              Worst Quarter
------------              -------------
(______)                  (______)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

-----------------------------------------------------------------------------------------
                                                                                 SINCE
                                                                               INCEPTION
                                         1 YEAR      5 YEARS     10 YEARS      (8/10/87)
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
   Fiduciary Shares                         %            %           %             %
-----------------------------------------------------------------------------------------

YIELD

The income a fund generates is commonly referred to as its yield. For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings. For the period ended 12/31/98, the 7-day yield for the Fund's Fiduciary Shares was ___%.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.


[FEES AND EXPENSES ICON]    FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.



-------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------

                                                     FIDUCIARY SHARES
Maximum Sales Charge (Load) Imposed on Purchase             0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                        0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                             0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.


The table below describes the expenses you would pay indirectly if you hold Fund Shares.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------

                                                            FIDUCIARY SHARES
Investment Advisory Fees                                         0.30%
Distribution/Service (12b-1) Fees                                0.00%
Other Expenses                                                   ___ %*

Total Annual Fund Operating Expenses                                 %*

*During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by _____%. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:


                                                            FIDUCIARY SHARES
Investment Advisory Fees                                        0.30%
Distribution/Service (12b-1) Fees                               0.00%
Other Expenses                                                      %
                                                             -------

Total Annual Fund Operating Expenses                                %


-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 YEAR           3 YEARS          5 YEARS          10 YEARS
Fiduciary Shares                  $___             $___             $___             $___

SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS
HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary
Shares:

FIDUCIARY SHARES
-   No sales charge.
-   No Distribution (12b-1) fees.
-   Available only to the following investors and accounts:
    - Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;
    - Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed-Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;
    - Investors who currently own Shares of a HighMark Equity or Fixed-Income Fund that they purchased prior to June 20, 1994, within an account registered in their name with the Funds;
    - Current or retired trustees of HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors, or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;
    - Registered investment advisers who are regulated by a federal or state governmental authority or financial planners who are buying Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;
    -    Retirement and other benefit plans sponsored by governmental entities;
         and
    - Financial institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

For the actual past expenses of the Fiduciary Shares, see the individual Fund profiles earlier in this prospectus.

The Funds also offer Class A and Class B Shares (collectively "Retail Shares") and Class S Shares, each of which has its own expense structure. Retail Shares are available to non-fiduciary clients of Union Bank of California, N.A., who are not otherwise eligible for Fiduciary Shares. Class S Shares are available only to investors in the Union Bank of California Corporate Sweep service. Call us at 1-800-433-6884 for more details.

OPENING AN ACCOUNT

1.  Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

    -                     INITIAL PURCHASE:        $1,000 for each Fund

                          $250 for current or retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

    -                     ADDITIONAL PURCHASES:    $100 for each Fund

                 We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of Shares.

We reserve the right to reject a purchase order if we determine that it is not in the best interest of HighMark Funds or its shareholders.

BUYING SHARES




THROUGH FINANCIAL INSTITUTIONS


         - Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE


[GRAPHIC] - Call us at 1-800-433-6884 or contact your financial representative to request an exchange.


SELLING SHARES


THROUGH FINANCIAL INSTITUTIONS


         - Accounts set up through financial institutions.


         - Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE


[GRAPHIC]  -  Accounts of any type.

           - Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

           - Call us or contact your financial representative to request an exchange.


TRANSFER AGENT
ADDRESS:
State Street Bank and Trust Company
P.O. Box 8416
Boston, MA  02266-8416
PHONE NUMBER:  1-800-433-6884
Or contact your financial representative for instructions and assistance.

RECEIVING YOUR MONEY. Normally we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently bought Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares soon after. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-   Are qualified to invest in the new Fund.
-   Meet the initial and additional investment minimums for the new Fund.
-   Invest in the same share class in the new Fund as you did in the previous
    Fund.
- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

         (Total mkt. value of the Fund's investments and other assets - any
            Fund liabilities)
         / Total number of the Fund's Shares outstanding
         ------------------------------------------------
         = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 10:00 a.m. Pacific time (1:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you invest in a Fund, the number of Shares you receive is based on the net asset value we next determine after receiving your order. When you sell Shares, you receive proceeds based on the net asset value we next determine after receiving your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").
- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)
- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

      - California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
        ET)
      - 100% U.S. Treasury Fund: Before 9:00 a.m. PT (12:00 noon ET)
      - Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)
      - U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET) In addition, you must wire the money you wish to invest to our Transfer
      Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.
- Selling Shares: To sell Shares on any one business day, you must place your redemption order by the following times:
      - California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
        ET)
      - 100% U.S. Treasury Fund: Before 9:00 a.m. PT (12:00 noon ET)
      - Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)
      - U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET) If we do not receive your request by the times listed above, we will execute your order the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

                                HighMark Funds
                   c/o State Street Bank and Trust Company
                                P.O. Box 8416
                            Boston, MA  02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS
We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax Adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND:
We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax Adviser to determine whether investing in the Fund could increase the federal taxation of your benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.

TAXES ON FUND DISTRIBUTIONS
- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states, like California, do not have a special rate for capital gains).

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to invest regularly in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form. *There is a lower, $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can opt to make these withdrawals on a monthly, quarterly, twice yearly or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:
-   Have at least $5,000 in your HighMark Fund(s) account.
-   Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:
If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and/or frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).


MORE ABOUT THE HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER
HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation principally owned by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

Fund                                               % of Net Assets
----                                               ---------------
100% U.S. Treasury Money Market Fund                  0.25%
California Tax-Free Money Market Fund                 0.15%*
Diversified Money Market Fund                         0.30%
U.S Government Money Market Fund                      0.30%

*From 8/1/98 through 5/31/99, the adviser was paid 0.10%. From 6/1/99 through 7/31/99, the adviser was paid 0.15%.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ____________, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


[Insert past 5 years' financial highlights from annual report]

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. Fixed-income securities are subject primarily to market, credit and prepayment risk. The table below describes the securities and techniques the Funds use, as well as the main risks they pose. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                              FUND CODE
---------                                              ---------
100% U.S. Treasury Money Market Fund                      1
California Tax-Free Money Market Fund                     2
Diversified Money Market Fund                             3
U.S. Government Money Market Fund                         4

                   INSTRUMENT                                                       FUND CODE            RISK TYPE
                   ----------                                                       ---------            ---------
ASSET-BACKED SECURITIES: Securities backed by company                                   2, 3              Pre-payment
receivables, home equity loans, truck and auto loans,                                                     Market
leases, credit card receivables and other securities backed                                               Credit
by other types of receivables or assets.                                                                  Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                                  2, 3              Credit
drawn on and accepted by a commercial bank. They generally                                                Liquidity
have maturities of six months or less.                                                                    Market

BONDS: Interest-bearing or discounted government                                        2, 3              Market
or corporate securities that obligate the issuer to                                                       Political
pay the bondholder a specified sum of money,                                                              Liquidity
usually at specific intervals, and to repay the                                                           Foreign
principal amount of the loan at maturity.                                                                 Investment

CERTIFICATES OF DEPOSIT: Negotiable instruments                                         2, 3              Market
with a stated maturity.                                                                                   Credit
                                                                                                          Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                                      2-4               Credit
promissory notes issued by corporations and other entities.                                               Liquidity
Their maturities generally vary from a few days to nine months.                                           Market


DEMAND NOTES: Securities that are subject to puts and                                   2-4               Market
standby commitments to purchase the securities at a fixed                                                 Liquidity
price (usually with accrued interest) within a fixed period                                               Management
of time following demand by a Fund.

DERIVATIVES:  Instruments whose value is derived from                                   2-4               Management
an underlying contract, index or security, or any                                                         Market
combination thereof, including futures, options                                                           Credit
(e.g., put and calls), options on futures, swap                                                           Liquidity
agreements and some mortgage-backed securities.                                                           Leverage

FOREIGN SECURITIES: Commercial paper of foreign                                         2, 3              Market
issuers and obligations of foreign banks, overseas                                                        Political

branches of U.S. banks and supranational entities.                                                        Liquidity
                                                                                                          Foreign
                                                                                                          Investment

ILLIQUID SECURITIES: Securities that ordinarily cannot be                               1-4               Liquidity
sold within seven business days at the value the Fund                                                     Market
has estimated for them. Each HighMark Fund may invest
up to 10% of its net assets in illiquid securities.

INVESTMENT COMPANY SECURITIES: Shares of registered                                      4                Market
investment companies. These may include HighMark money
market funds and other registered investment companies for
which HighMark, its subadvisers, or any of their affiliates
serves as investment Adviser, administrator or distributor.
Each Fund may invest up to 5% of its assets in the Shares
of any one registered investment company that has an
investment objective similar to the Fund's. A Fund may
not, however, own more than 3% of the securities of any
one registered investment company or invest more than
10% of its assets in the Shares of other registered
investment companies. As a shareholder of an investment
company, a Fund will indirectly bear the investment
management fees of that investment company, which are
in addition to the management fees the Fund pays its own
Adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or                                    2, 3              Market
better by Moody's, similarly rated by other nationally                                                    Credit
recognized rating organizations, or, if not rated, determined to be of comparably high quality by the Adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real-                                  2, 3              Prepayment
estate loans and pools of loans. These include                                                            Market
collateralized mortgage obligations (CMOs) and                                                            Credit
real estate mortgage investment conduits (REMICs).                                                        Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or                                    2                Market
political subdivision to obtain money for various public                                                  Credit
purposes. Municipal securities include private activity bonds                                             Political
and industrial development bonds, as well as general                                                      Tax
obligation bonds, tax anticipation notes, bond anticipation                                               Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds: General-obligation bonds, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues that are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

PARTICIPATION INTERESTS: Interests in municipal                                          2                Market
securities from financial institutions such as                                                            Liquidity
commercial and investment banks, savings and loan                                                         Credit
associations and insurance companies. These interests                                                     Tax
are usually structured as some form of indirect ownership
that allows the Fund to treat the income from the
investment as exempt from federal income tax. The Fund
invests in these interests to obtain credit enhancement on
demand features that would be available through direct
ownership of the underlying municipal securities.

REPURCHASE AGREEMENTS: The purchase of a security                                       2-4               Market
and the simultaneous commitment to return the                                                             Leverage
security to the seller at an agreed-upon price on an
agreed-upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security                                    1-4               Market
and the simultaneous commitment to buy the security back                                                  Leverage
at an agreed-upon price on an agreed-upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the                              1-4               Liquidity
Securities Act of 1933, such as privately placed commercial                                               Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the                                 2, 3              Market
Fund's total assets. In return the Fund receives cash,                                                    Leverage
other securities and/or letters of credit.                                                                Liquidity
                                                                                                          Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                                           2, 3              Credit
issued by governments and political subdivisions.                                                         Liquidity
                                                                                                          Market
                                                                                                          Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                                      2, 3              Liquidity
bank in exchange for a deposit of money.                                                                  Credit
                                                                                                          Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment                               3, 4              Market
growth receipts and certificates of accrual of Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                                    2-4               Market
by agencies and instrumentalities of the U.S. government.                                                 Credit
These include Ginnie Mae, Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                                         1-4               Market
separately traded registered interest and principal
securities and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured                                         2-4               Credit
demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct
lending arrangements between HighMark Funds and the issuer,

they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                                2-4               Credit
interest rates that are reset daily, weekly, quarterly or on                                              Liquidity
some other schedule. Such instruments may be payable to a                                                 Market
Fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                         1-4               Market
A purchase of, or contract to purchase, securities at a fixed                                             Leverage
price for delivery at a future date. The portfolio managers of                                            Liquidity
each Fund expect that commitments to enter into forward                                                   Credit
commitments or to purchase when-issued securities will not
exceed 25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR OBLIGATIONS:  U.S. dollar-                                      3                Market
denominated bonds issued by foreign corporations                                                          Credit
or governments. Sovereign bonds are those issued
by the government of a foreign country. Supranational
bonds are those issued by supranational entities, such
as the World Bank and European Investment Bank.
Canadian bonds are those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                                  1-4               Credit
debt that pay no interest, but are issued at a discount from                                              Market
their value at maturity. When held to maturity, their entire                                              Zero Coupon
return equals the difference between their issue price and
their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark Funds. If these assurances prove to be incorrect, HighMark shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISER

    HighMark Capital Management, Inc.
    475 Sansome Street
    San Francisco, CA  94104

ADMINISTRATOR AND DISTRIBUTOR

    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA  19456

LEGAL COUNSEL

    Ropes & Gray
    1301 K Street, N.W., Suite 800 East
    Washington, DC  20005

AUDITORS
    Deloitte & Touche L.L.P.
    50 Fremont Street
    San Francisco, CA  94105-2230

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. We have filed the SAI with the SEC and have incorporated it, by reference, into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the past year.

TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL REPORTS OR MORE INFORMATION:

BY TELEPHONE:

Call 1-800-433-6884

BY MAIL:

Write to us c/o
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA  19456.

BY INTERNET: www.highmark-funds.com

FROM THE SEC: You can obtain our SAI, Annual and Semiannual Reports and other information about HighMark Funds from the SEC's Web site (http://www.sec.gov). You also may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:
Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.


HighMark Funds' Investment Company Act registration number is 811-05059.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                                         Prospectus Caption
------------------                                                         ------------------

                                 HIGHMARK FUNDS
                                 --------------

                       MONEY MARKET FUNDS - CLASS S SHARES

1.  Front and Back Cover Pages .......................................      Cover Page; Back Page

2.  Risk/Return Summary:
    Investments, Risks and Performance................................      Individual HighMark Funds Profiles

3.  Risk/Return Summary:  Fee Table...................................      Individual HighMark Funds Profiles

4.  Investment Objectives, Principal Investment
    Strategies, and Related Risk  ....................................      Individual HighMark Funds Profiles;
                                                                            More About the HighMark Fund --
                                                                            Investment Practices; More About the
                                                                            HighMark Funds -- Glossary of Investment Risks

5.  Management's Discussion of the Fund
    Performance.......................................................      Inapplicable

6.  Management, Organization and Capital
    Structure.........................................................      More About the HighMark Funds - Investment Management

7.  Shareholder Information...........................................      Shareowner Guide - How to Invest in the HighMark Funds

8.  Distribution Arrangements ........................................      Shareowner Guide - How to Invest in the HighMark Funds

9.  Financial Highlights Information..................................      Financial Highlights

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                      100% U.S. Treasury Money Market Fund
                      California Tax-Free Money Market Fund
                          Diversified Money Market Fund
                        U.S. Government Money Market Fund

                                 CLASS S SHARES

                                   PROSPECTUS

                                November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class S Shares of HighMark's Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Class A Shares and Fiduciary Shares, which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers a class of Shares called Class B Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
X     100% U.S. Treasury Money Market Fund
X     California Tax-Free Money Market Fund
X     Diversified Money Market Fund
X     U.S. Government Money Market Fund
SHAREOWNER GUIDE--HOW TO INVEST IN THE HIGHMARK FUNDS
X     Choosing a Share Class
X     Buying and Selling Shares
X     Fees for Distribution of Shares
X     Transaction Policies
X     Dividends
X     Taxes
MORE ABOUT THE HIGHMARK FUNDS
X     Investment Management
X     Financial Highlights
X     Investment Practices
X     Glossary of Investment Risks

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THIS PROSPECTUS

--------------------------------------------------------------------------------

[FUND SUMMARY ICON] Fund Summary                                 [YOUR ACCOUNT ICON] Your Account

[INVESTMENT STRATEGY ICON] Investment Strategy                   [INVESTMENT MANAGEMENT ICON] Investment Management

[YIELD ICON] What are the main risks of investing in this        [FINANCIAL HIGHLIGHTS ICON] Financial Highlights
 Fund?

[PERFORMANCE INFORMATION ICON] Performance Information           [ADDITIONAL INVESTMENT PRACTICES AND RISKS ICON]
                                                                 Additional Investment Practices and Risks

[FEES AND EXPENSES ICON] Fees and Expenses

--------------------------------------------------------------------------------
November 30, 1999

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform others with similar objectives.

--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY


Investment Goal                     To seek current income with
                                    liquidity and stability of principal
--------------------------------------------------------------------------------
Investment Focus                    U.S. Treasury obligations
--------------------------------------------------------------------------------
Principal Investment Strategy       Invests exclusively in short-term
                                    U.S. Treasury obligations
--------------------------------------------------------------------------------
Share Price Volatility              Low
--------------------------------------------------------------------------------
Investor Profile                    Short-term or highly risk averse
                                    investors seeking current income
                                    from a money market fund that
                                    invests entirely in U.S. Treasury
                                    securities
--------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:
-      The outlook for interest rates
- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities
-      Imbalances in the supply of Treasuries relative to demand
-      The appropriateness of particular securities to the Fund's objectives

For a more complete description of the various Treasury securities in which the Fund can invest, please see "Investment Practices" beginning on page XX.

SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

       Interest-Rate Risk: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

       For more information about these risks, please see the Glossary of Investment Risks on page ___.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


          Best Quarter              Worst Quarter

          --------                  --------
          (      )                  (      )
           ------                    ------

* Because Class S Shares have only been offered since October 1, 1999, these returns reflect the performance of the Fund's Fiduciary Shares, which are offered in a separate prospectus. Class S Shares will have annual returns substantially similar to those of the Fiduciary Shares because Class S Shares and Fiduciary Shares each invest in the same portfolio of securities. Their annual returns will differ only to the extent that they do not have the same expenses. The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

---------------------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                                   1 YEAR        5 YEARS               (12/1/90)
---------------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY
MARKET FUND
    Fiduciary Shares                      %               %                      %
---------------------------------------------------------------------------------------------

YIELD

The income a fund generates is commonly referred to as its yield. For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the credit quality of its portfolio holdings.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                             CLASS S SHARES
Maximum Sales Charge (Load) Imposed on Purchase                                     0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                                0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                                     0%
of amount redeemed, if applicable)

The table below describes the expenses you would pay indirectly if you hold Fund Shares.

--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------

                                                                           CLASS S SHARES
Investment Advisory Fees                                                         0.30%*
Distribution/Service (12b-1) Fees                                                0.55%
Other Expenses                                                                       %*
                                                                                 -----

Total Annual Fund Operating Expenses                                                 %*

During the past fiscal year, the Adviser waived 0.05% of its investment advisory fee. Other Expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect Other Expenses to be waived by __% or reimbursed by __%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, we expect the Fund's actual annual operating expenses for the current fiscal year to be as follows:

                                                                          CLASS S SHARES
Investment Advisory Fees                                                       0.25%
Distribution/Service (12b-1) Fees                                              0.55%
Other Expenses                                                                     %
                                                                               -----

Total Annual Fund Operating Expenses                                               %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 YEAR      3 YEARS      5 YEARS       10 YEARS
Class S Shares                $           $            $             $
                               ---         ---          ---           ---

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal
                                    To seek current income exempt from
                                    federal and California state income taxes
                                    with liquidity and stability of principal
--------------------------------------------------------------------------------
Investment Focus                    California tax-free money market
                                    securities
--------------------------------------------------------------------------------
Principal Investment Strategy       Attempts to invest in high-quality,
                                    short-term California tax-free securities
--------------------------------------------------------------------------------
Share Price Volatility              Low
--------------------------------------------------------------------------------
Investor Profile                    California residents seeking income
                                    exempt from federal and California state
                                    personal income taxes
--------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund invests primarily in short-term, high-quality California municipal securities. It may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:
-      The outlook for interest rates
- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities

-      Imbalances in the supply of securities relative to demand
-      The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

(For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page X.)

[SIDEBAR Municipal securities are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. High-quality securities are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

       State Specific Risk: By concentrating its investments in California, the Fund may be more

       Interest-Rate Risk: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

       Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

       For more information about these risks, please see "Additional Investment Practices and Risks" starting on page __.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


          Best Quarter              Worst Quarter

          --------                  --------
          (      )                  (      )
           ------                    ------

* Because Class S Shares have only been offered since October 1, 1999, these returns reflect the performance of the Fund's Fiduciary Shares, which are offered in a separate prospectus. Class S Shares will have annual returns substantially similar to those of the Fiduciary Shares because Class S Shares and Fiduciary Shares each invest in the same portfolio of securities. Their annual returns will differ only to the extent that they do not have the same expenses. The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

---------------------------------------------------------------------------------------
                                                                     SINCE
                                                                     INCEPTION
                                         1 YEAR        5 YEARS       (6/10/91)
---------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET
FUND
    Fiduciary Shares                            %              %              %
---------------------------------------------------------------------------------------


YIELD

The income a fund generates is commonly referred to as its yield. For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.


[FEES AND EXPENSES ICON] FEES AND EXPENSES


This table describes the fees you pay directly from your investment if you buy or sell Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                              CLASS S SHARES
Maximum Sales Charge (Load) Imposed on Purchase                                     0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                                0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                                     0%
of amount redeemed, if applicable)

The table below describes the expenses you would pay indirectly if you hold Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                              CLASS S SHARES
Investment Advisory Fees                                           0.30%*
Distribution/Service (12b-1) Fees                                  0.55%
Other Expenses                                                         %*
                                                                   -----

Total Annual Fund Operating Expenses                                   %*

* During the past fiscal year, the Adviser waived 0.20% of its investment advisory fee until 6/1/99, when the waiver was reduced to 0.15%. The waiver was reduced to 1.10% on 11/30/99. Other Expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect Other Expenses to be waived by __% or reimbursed by __%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, we expect the Fund's actual annual operating expenses for the current fiscal year to be as follows:

                                                               CLASS S SHARES
Investment Advisory Fees                                           0.15% **
Distribution/Service (12b-1) Fees                                  0.55%
Other Expenses                                                         %
                                                                   -----

Total Annual Fund Operating Expenses                                   %

       **The Adviser received 0.10% until 5/31/99 and 0.15% after 6/1/99.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 YEAR        3 YEARS      5 YEARS       10 YEARS
Class S Shares               $             $            $             $
                              ---           ---          ---           ---

--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY


Investment Goal                       To seek current income with liquidity
                                      and stability of principal
--------------------------------------------------------------------------------
Investment Focus                      High-quality, short-term debt securities
--------------------------------------------------------------------------------
Principal Investment Strategy         Employs top-down analysis of economic
                                      and market factors to select Fund
                                      investments
--------------------------------------------------------------------------------
Share Price Volatility                Low
--------------------------------------------------------------------------------
Investor Profile                      Short-term or risk-averse investors
                                      seeking our typically highest-yielding
                                      money market fund.
--------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:
-      The outlook for interest rates
- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities
- Current imbalances in the supply of high-quality, short-term securities relative to demand
-      The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

(For a more complete description of the various securities in which the Fund can invest, please see Investment Practices on page X.)

[SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.]

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

       Interest-Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

       Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

       For more information about these risks, please see the Glossary of Investment Risks on page __.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


          Best Quarter              Worst Quarter
          -------                   -------
          (     )                   (     )
           -----                     -----

* Because Class S Shares have only been offered since October 1, 1999, these returns reflect the performance of the Fund's Fiduciary Shares, which are offered in a separate prospectus. Class S Shares will have annual returns substantially similar to those of the Fiduciary Shares because Class S Shares and Fiduciary Shares each invest in the same portfolio of securities. Their annual returns will differ only to the extent that they do not have the same expenses. The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

--------------------------------------------------------------------------------------
                                                                          SINCE
                                                                        INCEPTION
                                            1 YEAR        5 YEARS       (6/10/91)
--------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
    Fiduciary Shares                                             %               %
--------------------------------------------------------------------------------------

YIELD

The income a fund generates is commonly referred to as its yield. For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings. To obtain the most current yield information for the Fund, please call 1-800-433-6884.


[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                            CLASS S SHARES
Maximum Sales Charge (Load) Imposed on Purchase                   0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                              0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                                   0%
of amount redeemed, if applicable)

The table below describes the expenses you would pay indirectly if you hold Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                            CLASS S SHARES
Investment Advisory Fees                                         0.30%
Distribution/Service (12b-1) Fees                                0.55%
Other Expenses                                                       %*
                                                                 -----
Total Annual Fund Operating Expenses                                 %*

* Other Expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect Other Expenses to be waived by __% or reimbursed by __%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, we expect the Fund's actual annual operating expenses for the current fiscal year to be as follows:

                                                           CLASS S SHARE
Investment Advisory Fees                                       0.30%
Distribution/Service (12b-1) Fees                              0.55%
Other Expenses                                                     %
                                                               -----

Total Annual Fund Operating Expenses                               %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR        3 YEARS       5 YEARS       10 YEARS
Class S Shares             $             $             $             $
                            ---           ---           ---           ---

--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY


Investment Goal                        To seek current income with liquidity
                                       and stability of principal
--------------------------------------------------------------------------------
Investment Focus                       Short-term obligations issued or
                                       guaranteed by the U.S. government and
                                       its agencies
--------------------------------------------------------------------------------
Principal Investment Strategy          Employs top-down analysis of economic
                                       and market factors to select Fund
                                       investments
--------------------------------------------------------------------------------
Share Price Volatility                 Low
--------------------------------------------------------------------------------
Investor Profile                       Short-term or risk-averse investors
                                       seeking a money market fund investing
                                       primarily in U.S. government
                                       obligations
--------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:
-      The outlook for interest rates
- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities
- Imbalances in the supply of U.S. government securities relative to demand
-      The appropriateness of particular securities to the Fund's objectives.

(For a more complete description of the securities in which the Fund can invest, please see Investment

Practices on page X.)

SIDEBAR: A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

       Interest-Rate Risk: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

       Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

       For more information about these risks, please see the Glossary of Investment Risks on page __.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


          Best Quarter              Worst Quarter

          -------                   -------
          (     )                   (     )
           -----                     -----

* Because Class S Shares have only been offered since October 1, 1999, these returns reflect the performance of the Fund's Fiduciary Shares, which are offered in a separate prospectus. Class S Shares will have annual returns substantially similar to those of the Fiduciary Shares because Class S Shares and Fiduciary Shares each invest in the same portfolio of securities. Their annual returns will differ only to the extent that they do not have the same expenses. The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table shows the Fund's average annual total returns for periods ending 12/31/98.

----------------------------------------------------------------------------------------------------------
                                                                                              SINCE
                                                                                            INCEPTION
                                              1 YEAR        5 YEARS       10 YEARS          (8/10/87)
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
    Fiduciary Shares                                %              %              %                  %
----------------------------------------------------------------------------------------------------------

YIELD

The income a fund generates is commonly referred to as its yield. For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain the most current yield information for the Fund, please call 1-800-433-6884.


[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the fees you would pay directly from your investment if you buy or sell Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                        CLASS S SHARES
Maximum Sales Charge (Load) Imposed on Purchase               0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          0%
(as a percentage of net asset value)

Redemption Fee (as a percentage                               0%
of amount redeemed, if applicable)

The table below describes the expenses you would pay indirectly if you hold Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                         CLASS S SHARES
Investment Advisory Fees                                      0.30%
Distribution/Service (12b-1) Fees                             0.55%
Other Expenses                                                    %*
                                                              ----

Total Annual Fund Operating Expenses                              %*

* Other Expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect Other Expenses to be waived by __% or reimbursed by __%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, we expect the Fund's actual annual operating expenses for the current fiscal year to be as follows:

                                                         CLASS S SHARES
Investment Advisory Fees                                      0.30%
Distribution/Service (12b-1) Fees                             0.55%
Other Expenses                                                    %
                                                              ----

Total Annual Fund Operating Expenses                              %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 YEAR        3 YEARS       5 YEARS       10 YEARS
Class S Shares           $             $             $             $
                          ---           ---           ---           ---

SHAREOWNER GUIDE--HOW TO INVEST IN
THE HIGHMARK FUNDS


Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Class S Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Class S Shares:

CLASS S SHARES
-      No sales charge.
-      Distribution (12b-1) fees of 0.55%.
- Available only to investors in Union Bank of California, N.A.'s Corporate Sweep service.

For the actual past expenses of the Class S Shares, see the individual Fund profiles earlier in this prospectus.

The Funds also offer Class A and Class B (collectively "Retail Shares") and Fiduciary Shares, each of which has its own expense structure. Fiduciary Shares are available only to financial institutions, fiduciary clients of Union Bank of California, N.A., and certain other qualified investors. Retail Shares are available to non-fiduciary clients of Union Bank of California, N.A., who are not otherwise eligible for Fiduciary Shares. Call us at 1-800-433-6884 for more details.

BUYING AND SELLING SHARES

Class S Shares are designed to provide convenience through automatic investment of uninvested cash balances of those investors in Union Bank of California's Corporate Sweep service. If you participate in the sweep service, you may choose a Fund as your "primary fund" and uninvested cash balances in your account will be automatically invested in Class S Shares of your primary fund, according to the terms and conditions of your account agreement with Union Bank of California. Class S Shares of a primary fund also will be sold to cover any negative cash balance in your account, according to the terms and conditions of your account agreement. Union Bank of California will maintain an omnibus account with the Fund for its sweep customers. Please contact Union Bank of California for more information.

We reserve the right to reject a purchase order if we determine that it is not in the best interest of HighMark Funds or its shareholders.

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class S Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for Class S Shares is as follows:

                                                  Percentage of Average
         Share Class                                Daily Net Assets
         -----------                                ----------------
          Class S                                        0.55%

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

        (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)
        divided by Total number of the Fund's Shares outstanding
        --------------------------------------------------------
        = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 10:00 a.m. Pacific time (1:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you invest in a Fund, the number of Shares you receive is based on the net asset value we next determine after receiving your order. When you sell Shares, you receive proceeds based on the net asset value we next determine after receiving your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").
- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)
- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:
              - California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET)

              -      100% U.S. Treasury Fund: Before 9:00 a.m. PT (12:00 noon
                     ET)
              - Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)
              - U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)
       In addition, you must wire the money you wish to invest to our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.
- Selling Shares: To sell Shares on any one business day, you must place your redemption order by the following times:
              - California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET)
              -      100% U.S. Treasury Fund: Before 9:00 a.m. PT (12:00 noon
                     ET)
              - Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)
              - U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

If we do not receive your request by the times listed above, we will execute your order the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

                                HighMark Funds
                    c/o State Street Bank and Trust Company
                                 P.O. Box 8416
                             Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax Adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND:

We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax Adviser to determine whether investing in the Fund could increase the federal taxation of your benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.

TAXES ON FUND DISTRIBUTIONS
- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.
- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.
- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states, like California, do not have a special rate for capital gains).
- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

MORE ABOUT THE HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation principally owned by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

          Fund                                            % of Net Assets
          ----                                            ---------------
100% U.S. Treasury Money Market Fund                           0.25%
California Tax-Free Money Market Fund                          0.15%*
Diversified Money Market Fund                                  0.30%

U.S Government Money Market Fund                               0.30%

*From 8/1/98 through 5/31/99, the adviser was paid 0.10%. From 6/1/99 through 7/31/99, the adviser was paid 0.15%.

FINANCIAL HIGHLIGHTS

       Financial information for the Class S Shares of the Funds is not presented because Class S Shares were not offered prior to October 1, 1999. Please see "Financial Statements" in the Statement of Additional Information for financial information regarding other share classes of the Funds.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. Fixed-income securities are subject primarily to market, credit and prepayment risk. The table below describes the securities and techniques the Funds use, as well as the main risks they pose. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                   FUND CODE
---------                                                   ---------
100% U.S. Treasury Money Market Fund                            1
California Tax-Free Money Market Fund                           2
Diversified Money Market Fund                                   3
U.S. Government Money Market Fund                               4

                INSTRUMENT                                                           FUND CODE           RISK TYPE
                ----------                                                           ---------           ---------
ASSET-BACKED SECURITIES: Securities backed by company                                   2, 3            Pre-payment
receivables, home equity loans, truck and auto loans,                                                   Market
leases, credit card receivables and other securities backed                                             Credit
by other types of receivables or assets.                                                                Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                                  2, 3            Credit
drawn on and accepted by a commercial bank. They generally                                              Liquidity
have maturities of six months or less.                                                                  Market

BONDS: Interest-bearing or discounted government                                        2, 3            Market
or corporate securities that obligate the issuer to                                                     Political
pay the bondholder a specified sum of money,                                                            Liquidity
usually at specific intervals, and to repay the                                                         Foreign
principal amount of the loan at maturity.                                                               Investment

CERTIFICATES OF DEPOSIT: Negotiable instruments                                         2, 3            Market
with a stated maturity.                                                                                 Credit
                                                                                                        Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                                      2-4             Credit
promissory notes issued by corporations and other entities.                                             Liquidity
Their maturities generally vary from a few days to nine months.                                         Market


DEMAND NOTES: Securities that are subject to puts and                                   2-4             Market
standby commitments to purchase the securities at a fixed                                               Liquidity
price (usually with accrued interest) within a fixed period                                             Management
of time following demand by a Fund.

DERIVATIVES:  Instruments whose value is derived from                                   2-4             Management
an underlying contract, index or security, or any                                                       Market
combination thereof, including futures, options                                                         Credit
(e.g., put and calls), options on futures, swap                                                         Liquidity
agreements and some mortgage-backed securities.                                                         Leverage

FOREIGN SECURITIES: Commercial paper of foreign                                         2, 3            Market
issuers and obligations of foreign banks, overseas                                                      Political

branches of U.S. banks and supranational entities.                                                      Liquidity
                                                                                                        Foreign
                                                                                                        Investment

ILLIQUID SECURITIES: Securities that ordinarily cannot be                               1-4             Liquidity
sold within seven business days at the value the Fund                                                   Market
has estimated for them. Each HighMark Fund may invest
up to 10% of its net assets in illiquid securities.

INVESTMENT COMPANY SECURITIES: Shares of registered                                     4               Market
investment companies. These may include HighMark money
market funds and other registered investment companies for
which HighMark, its subadvisers, or any of their affiliates
serves as investment Adviser, administrator or distributor.
Each Fund may invest up to 5% of its assets in the Shares
of any one registered investment company that has an
investment objective similar to the Fund's. A Fund may
not, however, own more than 3% of the securities of any
one registered investment company or invest more than
10% of its assets in the Shares of other registered
investment companies. As a shareholder of an investment
company, a Fund will indirectly bear the investment
management fees of that investment company, which are
in addition to the management fees the Fund pays its own
Adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or                                    2, 3            Market
better by Moody's, similarly rated by other nationally                                                  Credit
recognized rating organizations, or, if not rated, determined to be of comparably high quality by the Adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real-                                  2, 3            Prepayment
estate loans and pools of loans. These include                                                          Market
collateralized mortgage obligations (CMOs) and                                                          Credit
real estate mortgage investment conduits (REMICs).                                                      Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or                                   2               Market
political subdivision to obtain money for various public                                                Credit
purposes. Municipal securities include private activity bonds                                           Political
and industrial development bonds, as well as general                                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                                             Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds: General-obligation bonds, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues that are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

PARTICIPATION INTERESTS: Interests in municipal securities                              2               Market
from financial institutions such as commercial and                                                      Liquidity
investment banks, savings and loan associations and                                                     Credit
insurance companies. These interests are usually structured                                             Tax
as some form of indirect ownership that allows the Fund to
treat the income from the investment as exempt from federal
income tax. The Fund invests in these interests to obtain
credit enhancement on demand features that would be
available through direct ownership of the underlying
municipal securities.

REPURCHASE AGREEMENTS: The purchase of a security                                       2-4             Market
and the simultaneous commitment to return the                                                           Leverage
security to the seller at an agreed-upon price on an agreed-
upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security                                    1-4             Market
and the simultaneous commitment to buy the security back                                                Leverage
at an agreed-upon price on an agreed-upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the                              1-4             Liquidity
Securities Act of 1933, such as privately placed commercial                                             Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the                                 2, 3            Market
Fund's total assets. In return the Fund receives cash,                                                  Leverage
other securities and/or letters of credit.                                                              Liquidity
                                                                                                        Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                                           2, 3            Credit
issued by governments and political subdivisions.                                                       Liquidity
                                                                                                        Market
                                                                                                        Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                                      2, 3            Liquidity
bank in exchange for a deposit of money.                                                                Credit
                                                                                                        Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment                               3, 4            Market
growth receipts and certificates of accrual of Treasury
securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                                    2-4             Market
by agencies and instrumentalities of the U.S. government.                                               Credit
These include Ginnie Mae, Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                                         1-4             Market
separately traded registered interest and principal
securities and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured                                         2-4             Credit
demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are

direct lending arrangements between HighMark Funds and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates                 2-4             Credit
that are reset daily, weekly, quarterly or on some other schedule. Such                                 Liquidity
instruments may be payable to a Fund on demand.                                                         Market

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: purchase of, or contract                1-4             Market
to purchase, securities at a fixed price for delivery at a future date.                                 Leverage
The portfolio managers of each Fund expect that commitments to enter                                    Liquidity
into forward commitments or to purchase when-issued securities will not                                 Credit
exceed 25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR OBLIGATIONS:  U.S. dollar-                                     3               Market
denominated bonds issued by foreign corporations or governments.                                        Credit
Sovereign bonds are those issued by the government of a foreign country.
Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that pay no                 1-4             Credit
interest, but are issued at a discount from their value at maturity.                                    Market
When held to maturity, their entire return equals the difference between                                Zero Coupon
their issue price and their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark Funds. If these assurances prove to be incorrect, HighMark shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISER                              More information about the Funds
                                                is available without charge
                                                through the following:
       HighMark Capital Management, Inc.
       475 Sansome Street                       STATEMENT OF ADDITIONAL
       San Francisco, CA  94104                 INFORMATION (SAI)

ADMINISTRATOR AND DISTRIBUTOR                   More detailed information about
                                                the HighMark Funds is included
       SEI Investments Distribution Co.         in our SAI. We have filed the
       One Freedom Valley Drive                 SAI with the SEC and have
       Oaks, PA  19456                          incorporated it, by reference,
                                                into this prospectus. This means
LEGAL COUNSEL                                   that the SAI, for legal
                                                purposes, is a part of this
       Ropes & Gray                             prospectus.
       1301 K Street, N.W., Suite 800 East
       Washington, DC  20005                    ANNUAL AND SEMI-ANNUAL REPORTS

AUDITORS                                        These reports list the Funds'
       Deloitte & Touche L.L.P.                 holdings and contain information
       50 Fremont Street                        on the market conditions and
       San Francisco, CA  94105-2230            investment strategies that
                                                significantly affected the
                                                HighMark Funds' performance
                                                during the past year.

                                                TO OBTAIN THE SAI, ANNUAL OR
                                                SEMI-ANNUAL REPORTS OR MORE
                                                INFORMATION:

                                                BY TELEPHONE:

                                                Call 1-800-433-6884

                                                BY MAIL:

                                                Write to us c/o
                                                SEI Investments Distribution Co.
                                                One Freedom Valley Drive
                                                Oaks, PA  19456.

                                                BY INTERNET:
                                                www.highmark-funds.com

                                                FROM THE SEC:  You can obtain
                                                our SAI, Annual and Semiannual
                                                Reports and other information
                                                about HighMark Funds from the
                                                SEC's Web site
                                                (http://www.sec.gov). You also
                                                may review and copy documents at
                                                the SEC Public Reference Room in
                                                Washington, DC 20549-6009.

HighMark Funds' Investment Company Act
registration number is 811-05059.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                                         Prospectus Caption
------------------                                                         ------------------

                                 HIGHMARK FUNDS
                                 --------------

                       MONEY MARKET FUNDS - CLASS I SHARES

1.  Front and Back Cover Pages .......................................      Cover Page; Back Page

2.  Risk/Return Summary:
    Investments, Risks and Performance................................      Individual HighMark Funds Profiles

3.  Risk/Return Summary:  Fee Table...................................      Individual HighMark Funds Profiles

4.  Investment Objectives, Principal Investment
    Strategies, and Related Risk  ....................................      Individual HighMark Funds Profiles;
                                                                            More About the HighMark Fund --
                                                                            Investment Practices; More About the
                                                                            HighMark Funds -- Glossary of Investment Risks

5.  Management's Discussion of the Fund
    Performance.......................................................      Inapplicable

6.  Management, Organization and Capital
    Structure.........................................................      More About the HighMark Funds - Investment Management

7.  Shareholder Information...........................................      Shareowner Guide - How to Invest in the HighMark Funds

8.  Distribution Arrangements ........................................      Shareowner Guide - How to Invest in the HighMark Funds

9.  Financial Highlights Information..................................      Financial Highlights

                                 HIGHMARK FUNDS

                               VALUE MOMENTUM FUND

                                 CLASS I SHARES

                                   PROSPECTUS

                                November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class I Shares of the HighMark Value Momentum Fund that you should know before investing. The Value Momentum Fund also offers additional classes of Shares called Class A, Class B, Class C and Fiduciary Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Fund.


FUND PROFILE
SHAREOWNER GUIDE--
HOW TO INVEST IN THE FUND
X     Choosing a Share Class
X     Opening an Account
X     Buying Shares
X     Selling Shares
X     Exchanging Shares
X     Transaction Policies
X     Dividends and Distributions
X     Taxes
X     Investor Services
MORE ABOUT THE FUND
X     Investment Management
X     Financial Highlights
X     Investment Practices
X     Glossary of Investment Risks

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] Fund Summary                                 [YOUR ACCOUNT ICON] Your Account

[INVESTMENT STRATEGY ICON] Investment Strategy                   [INVESTMENT MANAGEMENT ICON] Investment Management

[YIELD ICON] What are the main risks of investing in this        [FINANCIAL HIGHLIGHTS ICON] Financial Highlights
 Fund?

[PERFORMANCE INFORMATION ICON] Performance Information           [ADDITIONAL INVESTMENT PRACTICES AND RISKS ICON]
                                                                 Additional Investment Practices and Risks

[FEES AND EXPENSES ICON] Fees and Expenses

--------------------------------------------------------------------------------
November 30, 1999

INTRODUCTION

The HighMark Value Momentum Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------

[FUND SUMMARY ICON] FUND SUMMARY

Investment Goal                    To seek long-term capital growth.
                                   Current income is a secondary objective
------------------------------------------------------------------------------
Investment Focus                   U.S. common stocks
------------------------------------------------------------------------------
Principal Investment Strategy      Seeks undervalued stocks showing signs of
                                   improved momentum
------------------------------------------------------------------------------
Share Price Volatility             Moderate
------------------------------------------------------------------------------
Investor                           Investors seeking the potential for a
Profile                            long-term increase in the value of their
                                   investment with capital appreciation at
                                   potentially lower volatility than the
                                   average stock fund
------------------------------------------------------------------------------

[INVESTMENT STRATEGY ICON] INVESTMENT STRATEGY

The Value Momentum Fund seeks to provide long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to their own historic valuations. The managers then screen these stocks for positive price or earnings momentum. The Fund generally will invest in companies with a medium to large market capitalization and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term bonds called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

(For a description of the various securities the Fund invests in, please see "Investment Practices" on page x.)

SIDEBAR: Companies are considered to have a medium market capitalization if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a large market capitalization if their capitalization is within the range of those companies in the S&P 500 Large Cap Index.

[YIELD ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

       Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of either rising or falling prices. The value of your investment will tend to go up or down in response to these movements.

       Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of mid-size to large undervalued U.S. companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[PERFORMANCE INFORMATION ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

[INSERT BAR CHART]


          Best Quarter              Worst Quarter

          --------                  --------
          (      )                  (      )
           ------                    ------

*Because Class I Shares have only been offered since October 1, 1999, these returns reflect the performance of the Fund's Fiduciary Shares, which are offered in a separate prospectus. Class I Shares will have annual returns substantially similar to those of the Fiduciary Shares because Class I Shares and Fiduciary Shares each invest in the same portfolio of securities. Their annual returns will differ only to the extent that they do not have the same expenses. The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 500 Index.

--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      FUND
                                                                    INCEPTION
                                    1 YEAR            5 YEARS        (2/1/91)
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
    Fiduciary Shares                        %                %               %
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                            %                %               %
--------------------------------------------------------------------------------

(1) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

[FEES AND EXPENSES ICON] FEES AND EXPENSES

This table describes the Shareholder fees you would pay directly from your investment if you bought or sold Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                         CLASS I SHARES

Maximum Sales Charge (Load) Imposed on Purchase                0%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                           0%
 (as a percentage of net asset value)

Redemption Fee (as a percentage                                0%
of amount redeemed, if applicable)

The table below describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                           CLASS I SHARES

Investment Advisoryy Fees                                       0.60%
Distribution/Service (12b-1) Fees                               0.00%
Other Expenses                                                      %*
                                                                -----

Total Annual Fund Operating Expenses                                %*

* Other Expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect Other Expenses to be waived by % or reimbursed by %. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, we expect the Fund's actual annual operating expenses for the current fiscal year to be as follows:


                                                   CLASS I SHARES

Investment Advisory Fees                               0.60%
Distribution/Service (12b-1) Fees                      0.00%
Other Expenses                                             %
                                                       -----

Total Annual Fund Operating Expenses                       %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR      3 YEARS      5 YEARS      10 YEARS
Class I Shares          $           $            $            $
                         ---         ---          ---          ---

SHAREOWNER GUIDE--
HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Value Momentum Fund offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Class I Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Fund's Class I Shares.

CLASS  I SHARES
-      No sales charge.
-      No Distribution (12b-1) fees.
- Available only to retirement and other benefit plans sponsored by governmental entities with a minimum investment of $70,000,000.

For the actual past expenses of the Class I Shares, see the individual Fund profiles earlier in this prospectus.

The Fund also offers Class A, Class B and Class C Shares (collectively "Retail Shares") and Fiduciary Shares. Each of these Classes has its own expense structure. Retail Shares are available to non-fiduciary clients of Union Bank of California, N.A., who are not otherwise eligible for Fiduciary Shares. Fiduciary Shares are available only to financial institutions, fiduciary clients of Union Bank of California, N.A., and certain other qualified investors. Call us at 1-800-433-6884 for more details.

OPENING AN ACCOUNT

1.     Read this prospectus carefully.
2. Determine how much money you want to invest. The minimum investments for the Class I Shares of the Value Momentum Fund is as follows:

               Initial Purchase:                    $70,000,000
               Additional Purchases:                       $100

We reserve the right to reject a purchase order if we determine that it is not in the best interest of HighMark Funds or its Shareholders.

BUYING SHARES


THROUGH FINANCIAL INSTITUTIONS

              -      Call your financial institution for         -      Call your financial institution to find
                     information on their procedures for                out more about their procedures for
                     transmitting orders to HighMark Funds.             transmitting orders to HighMark Funds.



BY EXCHANGE

[GRAPHIC]     -      Call us at 1-800-433-6884 or contact        -      Call us at 1-800-433-6884 or contact
                     your financial representative to request           your financial representative to
                     an exchange.                                       request an exchange.


SELLING SHARES


THROUGH FINANCIAL INSTITUTIONS


              -      Accounts set up through financial           -      Contact your financial institution to
                     institutions.                                      find out more about their procedures
                                                                        for transmitting orders to HighMark
                                                                        Funds.

BY EXCHANGE

[GRAPHIC]     -     Accounts of any type.                        -      Obtain a current prospectus for the
              -     Sales of any amount.                                Fund into which you are exchanging
                                                                        by calling us or contacting your
                                                                        financial representative.

                                                                 -      Call us or contact your financial
                                                                        representative to request an
                                                                        exchange.


TRANSFER AGENT
ADDRESS:
State Street Bank and Trust Company
P.O. Box 8416
Boston, MA  02266-8416
PHONE NUMBER:  1-800-433-6884
Or contact your financial representative for instructions and assistance.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently bought Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Fund reserves the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. The Fund reserves the right to convert your Class I Shares at net asset value to Fiduciary Shares if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares soon after. Before the Fund will exercise its right to convert your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class I Shares of Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:
-      Are qualified to invest in the new Fund.
-      Meet the initial and additional investment minimums for the new Fund.
- Maintain the minimum account balance for each HighMark Fund in which you invest.
Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Class I Shares of the Value Momentum Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:

            (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)
            divided by Total number of the Fund's Shares outstanding
            --------------------------------------------------------
            = Fund's net asset value

We determine the net asset value (NAV) of the Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) business days, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Fund's Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Fund's investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value we next determine after receiving your order. When you sell Shares, the amount of your proceeds are based on the net asset value we next determine after receiving your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").
- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)
- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.
- Selling Shares: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                                 HighMark Funds
                     c/o State Street Bank and Trust Company
                                  P.O. Box 8416
                              Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax advisory for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

TAXES ON FUND DISTRIBUTIONS
- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.
- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.
- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states like California, do not have a special rate for capital gains.)
- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax advisory.

The portfolio managers of the Fund do not actively consider tax consequences when making investment decisions. From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISORY TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

MORE ABOUT HIGHMARK FUNDS



INVESTMENT MANAGEMENT


INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation principally owned by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Fund paid the following management fees to HighMark Capital Management:

        Fund                                      % of Net Assets
        ----                                      ---------------
        Value Momentum Fund                       0.60%

PORTFOLIO MANAGERS

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Class I Shares of the Value Momentum Fund is not presented because Class I Shares were not offered prior to October 1, 1999. Please see "Financial Statements" in the Statement of Additional Information for financial information regarding other share classes of the Value Momentum Fund.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.


              INSTRUMENT                                                                                           RISK TYPE

ADJUSTABLE RATE MORTGAGE LOANS (ARMS): Loans in a mortgage pool that                                             Prepayment
provide for a fixed initial mortgage interest rate for a specified period                                        Market
of time, after which the rate may be subject to periodic adjustments.                                            Credit
                                                                                                                 Regulatory

AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign Shares of a                                               Market
company held by a U.S. bank that issues a receipt evidencing ownership.                                          Political
ADRs pay dividends in U.S. dollars.                                                                              Foreign
                                                                                                                 Investment


ASSET-BACKED SECURITIES: Securities backed by company receivables, home                                          Prepayment
equity loans, truck and auto loans, leases, credit card receivables and                                          Market
other securities backed by other types of receivables or assets.                                                 Credit
                                                                                                                 Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and                                              Credit
accepted by a commercial bank. They generally have maturities of six                                             Liquidity
months or less.                                                                                                  Market

BONDS: Interest-bearing or discounted government or corporate securities                                         Market
that obligate the issuer to pay the bondholder a specified sum of money,                                         Credit
usually at specific intervals, and to repay the principal amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and                                        Management
obligates the seller of the option to sell, a security at a specified                                            Liquidity
price. A put option gives the buyer the right to sell, and obligates the                                         Credit
seller of the option to buy, a security at a specified price. The Funds                                          Market
will sell only covered call and secured put options.                                                             Leverage

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                          Market
                                                                                                                 Credit
                                                                                                                 Liquidity
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes                                              Credit
issued by corporations and other entities. Their maturities generally                                            Liquidity
vary from a few days to nine months.                                                                             Market

COMMON STOCK: Shares of ownership of a company.                                                                  Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common                                          Market
stock.                                                                                                           Credit

DEMAND NOTES:  Securities that are subject to puts and standby
commitments to purchase the securities at a fixed price (usually with                                            Market
accrued interest) within a fixed period of time following demand by a                                            Liquidity
fund.                                                                                                            Management


DERIVATIVES:  Instruments whose value is derived from an underlying                                              Management
contract, index or security, or any combination thereof, including                                               Market
futures, options  (e.g., puts and calls), options on futures, swap                                               Credit
agreements and some mortgage-backed securities.                                                                  Liquidity
                                                                                                                 Leverage


FOREIGN SECURITIES: Stocks issued by foreign companies including ADRs and                                        Market
Global Depository Receipts (GDRs), as well as commercial paper of foreign                                        Political
issuers and obligations of foreign governments, companies, banks,                                                Foreign
overseas branches of U.S. banks or supranational entities.                                                       Liquidity
                                                                                                                 Investment





FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation to purchase or sell a                                         Management
specific amount of a currency at a fixed future date and price set by the                                        Liquidity
parties involved at the time the contract is negotiated.                                                         Credit
                                                                                                                 Market
                                                                                                                 Political
                                                                                                                 Leverage
                                                                                                                 Foreign
                                                                                                                 Investment

FUTURES AND RELATED OPTIONS: A contract providing for the future sale and                                        Management
purchase of a specific amount of a specific security, class of securities or                                     Market
index at a specified time in the future and at a specified price. The aggregate                                  Credit
value of options on securities (long puts and calls) will not exceed 10% of a                                    Liquidity
HighMark Equity Fund's net assets at the time it purchases the options. An                                       Leverage
equity fund will limit its obligations under futures, options on futures, and options on securities to no more than 25% of its assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting their portfolio's duration. Each of these Funds will limit its obligations under futures contracts and related options to no more than 10% of its assets.


ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within                                            Liquidity
seven business days at the value the Fund has estimated for them. Each                                           Market
Fund may invest up to 15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES:  Index-based securities, such as Standard &                                              Market
Poor's Depository Receipts ("SPDRs" and NASDAQ-100 Index Tracking Stock
("NASDAQ 100s"),  represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index or the NASDAQ-100 Index.  Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered investment companies.                                        Market
These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its subadvisorys, or any of their affiliates, serves as investment Advisory, administrator or distributor. Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies.  As a Shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own Advisory.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher by Standard &                                        Market
Poor's; Baa or better by Moody's; similarly rated by other nationally                                            Credit
recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Advisory.

MONEY MARKET INSTRUMENTS:  Investment grade, U.S. dollar-denominated debt                                        Market
securities with remaining maturities of one year or less. These may                                              Credit
include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

OBLIGATIONS OF SUPRANATIONAL AGENCIES:  Securities issued by                                                     Credit
supranational agencies that are chartered to promote economic development                                        Foreign Investment
and are supported by various governments and government agencies.

OPTIONS ON CURRENCIES:  A Fund may buy put options and sell covered call                                         Management
options on foreign currencies (traded on U.S. and foreign exchanges or                                           Liquidity
over-the-counter markets). A covered call option means the Fund will own                                         Credit
an equal amount of the underlying foreign currency. Currency options help                                        Market
a Fund manage its exposure to changes in the value of the U.S. dollar                                            Political
relative to other currencies. If a Fund sells a put option on a foreign                                          Leverage
currency, it will establish a segregated account with its Custodian                                              Foreign Investment
consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

PREFERRED STOCKS:  Equity securities that generally pay dividends at a                                           Market
specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous                                           Market
commitment to return the security to the seller at an agreed upon price                                          Leverage
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the                                                    Market
simultaneous commitment to buy the security back at an agreed upon price                                         Leverage
on an agreed upon date. This is treated as a borrowing by a Fund.

RESTRICTED SECURITIES:  Securities not registered under the Securities                                           Liquidity
Act of 1933, such as privately placed commercial paper and Rule 144A                                             Market
securities.

SECURITIES LENDING:  The lending of up to 33 1/3% of a Fund's total                                              Market
assets. In return the Fund will receive cash, other securities and/or                                            Leverage
letters of credit.                                                                                               Liquidity

TIME DEPOSITS:  Non-negotiable receipts issued by a bank in exchange for                                         Liquidity
a deposit of money.                                                                                              Credit

TREASURY RECEIPTS:  Treasury receipts, Treasury investment growth                                                Market
receipts and certificates of accrual of Treasury securities.

UNIT INVESTMENT TRUSTS:  A type of investment vehicle, registered with                                           Market
the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by agencies and                                            Market
instrumentalities of the U.S. government. These include Ginnie Mae,                                              Credit
Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately traded                                               Market
registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with interest rates                                         Credit
that are reset daily, weekly, quarterly or on some other schedule. Such                                          Liquidity
instruments may be payable to a Fund on demand.                                                                  Market

WARRANTS:  Securities that give the holder the right to buy a                                                    Market
proportionate amount of common stock at a specified price. Warrants are                                          Credit
typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  A purchase of, or                                               Market
contract to purchase, securities at a fixed price for delivery at a                                              Leverage
future date. The portfolio managers of each Fund expect that commitments                                         Liquidity
to enter into forward commitments or purchase when-issued securities will                                        Credit
not exceed 25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:   U.S. dollar-denominated                                             Market
bonds issued by foreign corporations or governments. Sovereign bonds are                                         Credit
those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other types of debt that pay no                                         Credit
interest, but are issued at a discount from their value at maturity. When                                        Market
held to maturity, their entire return equals the difference between their                                        Zero Coupon
issue price and their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the Funds' holdings may fluctuate, as will the value of your investment in the Funds. Certain types of investments and funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SPECULATIVE INVESTMENTS. In addition to helping reduce risk, derivatives may be used to magnify a fund's potential gains. This strategy involves substantially greater risks than more defensive uses of derivatives.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark Funds. If these assurances prove to be incorrect, HighMark Shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISER                              More information about the Funds
HighMark Capital Management, Inc.               is available without charge
475 Sansome Street                              through the following:
San Francisco, CA  94104
                                                STATEMENT OF ADDITIONAL
                                                INFORMATION (SAI)
ADMINISTRATOR AND DISTRIBUTOR                   More detailed information about
SEI Investments Distribution Co.                the HighMark Funds is included
One Freedom Valley Drive                        in our SAI. We have filed the
Oaks, PA  19456                                 SAI with the SEC and have
                                                incorporated it, by reference,
                                                into this prospectus. This means
LEGAL COUNSEL                                   that the SAI, for legal
Ropes & Gray                                    purposes, is a part of this
1301 K Street, N.W., Suite 800 East             prospectus.
Washington, DC  20005
                                                ANNUAL AND SEMI-ANNUAL REPORTS
AUDITORS                                        These reports list the Funds'
Deloitte & Touche L.L.P.                        holdings and contain information
50 Fremont Street                               on the market conditions and
San Francisco, CA  94105-2230                   investment strategies that
                                                significantly affected the
                                                HighMark Funds' performance
                                                during the past year.

                                                To Obtain the Sai, Annual or
                                                Semi-annual Reports or More
                                                Information:

                                                BY TELEPHONE:

                                                Call 1-800-433-6884

                                                BY MAIL:

                                                Write to us c/o
                                                SEI Investments Distribution Co.
                                                1 Freedom Valley Drive
                                                Oaks, PA  19456.

                                                BY INTERNET:
                                                www.highmark-funds.com

                                                From the SEC:  You can obtain
                                                our SAI, Annual and Semiannual
                                                Reports and other information
                                                about HighMark Funds from the
                                                SEC's Web site
                                                (http://www.sec.gov). You may
                                                review and copy documents at
                                                the SEC Public Reference Room in
                                                Washington, DC (for information
                                                call 1-800-SEC-0330). You may
                                                request documents by mail from
                                                the SEC, upon payment of a
                                                duplicating fee, by writing to:
                                                Securities and Exchange
                                                Commission, Public Reference
                                                Section, 450 5th Street, N.W.,
                                                Washington, DC 20549-6009.

                                                HighMark Funds' Investment
                                                Company Act registration number
                                                is 811-05059.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                               Prospectus Caption
------------------                                               ------------------

                                                   HIGHMARK FUNDS

                                       EMERGING GROWTH FUND - FIDUCIARY SHARES
1. Front and Back Cover Pages ................................    Cover Page; Back Page

2. Risk/Return Summary:
     Investments, Risks and Performance.......................    Individual HighMark Funds Profiles

3. Risk/Return Summary:  Fee Table............................    Individual HighMark Funds Profiles

4. Investment Objectives, Principal Investment
     Strategies, and Related Risk  ...........................    Individual HighMark Funds Profiles;
                                                                  More About the HighMark Fund --
                                                                  Investment Practices; More About the
                                                                  HighMark Funds -- Glossary of
                                                                  Investment Risks

5. Management's Discussion of the Fund
     Performance..............................................    Inapplicable

6. Management, Organization and Capital
     Structure................................................    More About the HighMark Funds -
                                                                  Investment Management

7. Shareholder Information....................................    Shareowner Guide - How to Invest in
                                                                  the HighMark Funds

8. Distribution Arrangements .................................    Shareowner Guide - How to Invest in
                                                                  the HighMark Funds

9. Financial Highlights Information...........................    Financial Highlights

                                 HIGHMARK FUNDS

                              EMERGING GROWTH FUND

                                FIDUCIARY SHARES

                                   PROSPECTUS

                                November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of the HighMark Emerging Growth Fund that you should know before investing. The Emerging Growth Fund also offers an additional class of Shares called Class A Shares, which is offered in a separate prospectus.

THE HIGHMARK EMERGING GROWTH FUND IS CLOSED TO NEW INVESTORS.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Fund.


FUND PROFILE
SHAREOWNER GUIDE --
HOW TO INVEST IN THE FUND

X Choosing a Share Class

X Opening an Account

X Buying Shares

X Selling Shares

X Exchanging Shares

X Transaction Policies

X Dividends and Distributions

X Taxes

X Investor Services


MORE ABOUT THE FUND

X Investment Management

X Financial Highlights

X Investment Practices

X Glossary of Investment Risks


FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS


[BULLSEYE]           Fund Summary

[TEACHER]            Investment Strategy

[YIELD SIGN]         What are the main risks of investing in this Fund?

[GRAPH]              Performance Information

$                    Fees and Expenses

[DOLLAR BILL]        Your Account

[RECYCLE ARROWS]     Investment Management

[FIREWORKS]          Financial Highlights


[RIGHT ARROW]        Additional Investment Practices and Risks



November 30, 1999

INTRODUCTION

The HighMark Emerging Growth Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK EMERGING GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

THE HIGHMARK EMERGING GROWTH FUND IS CLOSED TO NEW INVESTORS.

EMERGING GROWTH FUND

[BULLSEYE]     FUND SUMMARY

Investment Goal                        To seek long-term capital
                                       appreciation.

Investment                             Stocks of small to mid-size U.S.
Focus                                  companies

                                       Attempts to identify emerging
Principal Investment                   growth companies with above-
Strategy                               average growth potential

Share Price Volatility                 High

                                       Investors able to tolerate a high
Investor                               degree of risk in exchange for
Profile                                potentially high long-term returns

[TEACHER]      INVESTMENT STRATEGY

HighMark Emerging Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of small capitalization, emerging growth companies. To pursue this goal, the Fund invests primarily in the stocks of rapidly growing, generally small to mid-size U.S. companies*. An "emerging growth company" is one in the developing stages of its life cycle whose earnings and/or revenues are growing rapidly or have the potential to do so.

The Fund may also invest in companies with the potential to yield benefits from what are known as "special situations" such as:

-        mergers, acquisitions, spin-offs, liquidations or reorganizations

- the development of promising new products, technology or distribution channels

-        a new or revitalized management team

To choose stocks for the Fund, the portfolio managers conduct an extensive analysis of individual companies examining their underlying business, financials, management and valuation, favoring those whose stocks they believe are reasonably priced and offer above-average growth potential. A company may or may not yet be profitable at the time the Fund invests in it.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

SIDEBAR: Small capitalization companies are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

Medium Capitalization Companies are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

[YIELD SIGN]   WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?


         Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

         Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks compared to those of larger firms.

         Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of small to medium-size U.S. growth companies -- may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[GRAPH]   PERFORMANCE INFORMATION

The performance table below illustrates the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

[INSERT BAR CHART]


        Best Quarter       Worst Quarter
        -------            -------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 600 Small Cap Index.

                                                                       SINCE
                                                                     INCEPTION
                                                     1 YEAR          (2/1/94)
                                                 ---------------    ----------
EMERGING GROWTH FUND
    Fiduciary Shares                                 %                   %

S&P 600 SMALL CAP INDEX(1)                           %                   %

(1) The unmanaged S&P 600 Small Cap Index generally reflects the performance of U.S. small-company stocks.

[DOLLAR SIGN]  FEES AND EXPENSES

This table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares.


SHAREHOLDER FEES

                                                              FIDUCIARY SHARES

Maximum Sales Charge (Load) Imposed on Purchase                        0%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
 (as a percentage of net asset value)

Redemption Fee (as a percentage                                        0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.



ANNUAL FUND OPERATING EXPENSES

                                             FIDUCIARY SHARES
Investment Advisory Fees                         0.80%
Distribution/Service (12b-1) Fees                0.00%
Other Expenses                                       %*
                                                 ----
Total Annual Fund Operating Expenses                 %*

* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by __% for the Fund's Fiduciary Shares. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                 FIDUCIARY SHARES
        Investment Advisory Fees                     0.80%
        Distribution/Service (12b-1) Fees            0.00%
        Other Expenses                                   %
                                                     ----
        Total Annual Fund Operating Expenses             %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
Fiduciary Shares           $___             $___              $___              $______


SHAREOWNER GUIDE--
HOW TO INVEST IN THE HIGHMARK FUNDS


Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Emerging Growth Fund offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Fund's Fiduciary Shares.

FIDUCIARY SHARES

-        No sales charge.

-        No Distribution (12b-1) fees.

-        Available only to the following investors and accounts:

         - Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

         - Non-fiduciary IRA accounts investing in a HighMark equity or income fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then.

         - Investors who currently own Shares of a HighMark equity or income funds that they bought prior to June 20, 1994 within an account registered in their name with the Funds;

         - Current and retired trustees of the HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

         - Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

         - Retirement and other benefit plans sponsored by governmental entities; and

         - Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

For the actual past expenses of the Class Fiduciary Shares, see the Fund profile earlier in this prospectus.

The Fund also offers Class A Shares ("Retail Shares"). Retail Shares have their own expense structure. Retail Shares are available to non-fiduciary clients of Union Bank of California, N.A., who are not otherwise eligible for Fiduciary Shares. Call us at 1-800-433-6884 for more details.

OPENING AN ACCOUNT

1.       Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

         -        INITIAL PURCHASE:         $1,000

                                            $250 for current and retired
                                            trustees of HighMark Funds and
                                            directors, officers and employees
                                            (as well as their spouses and
                                            children under the age of 21) of
                                            Union Bank of California, N.A., SEI
                                            Investments Distribution Co. and
                                            their affiliates.

          -       ADDITIONAL PURCHASES:     $100

                  We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of Shares.

We reserve the right to reject a purchase order if we determine that it is not in the best interest of HighMark Funds or its Shareholders.

BUYING SHARES

THROUGH FINANCIAL INSTITUTIONS

         - Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.



BY EXCHANGE
[ARROWS]
         - Call us at 1-800-433-6884 or contact your financial representative to

         -        request an exchange.

SELLING SHARES


THROUGH FINANCIAL INSTITUTIONS

-        Accounts set up through        -    Contact your financial institution
         financial institutions.             to find out more about their
                                             procedures for transmitting orders
                                             to HighMark Funds.






BY EXCHANGE
[ARROWS]
-        Accounts of any type.          -   Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling us or contacting your
                                            financial representative.

                                        -   Call us or contact your financial
                                            representative to request an
                                            exchange.



TRANSFER AGENT                              To add to an account using the
ADDRESS:                                    Automatic Invest Plan, see
State Street Bank and Trust Company         "Additional Investor Services."
P.O.  Box 8416
Boston, MA  02266-8416
PHONE NUMBER:  1-800-433-6884
Or contact your financial representative for instructions and assistance.


SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     -    you are selling more than $5,000 worth of Shares.

     - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently bought Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Fund reserves the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares soon after. Before the Fund will exercise its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of the Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

-    Are qualified to invest in the new Fund.

-    Meet the initial and additional investment minimums for the new Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:

         (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

          / Total number of the Fund's Shares outstanding
            ---------------------------------------------
          = Fund's net asset value

We determine the net asset value (NAV) of the Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) business days, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Fund's Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Fund's investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value we next determine after receiving your order. When you sell Shares, the amount of your proceeds are based on the net asset value we next determine after receiving your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

- Selling Shares: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                                 HighMark Funds
                     c/o State Street Bank and Trust Company
                                  P.O. Box 8416
                              Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS
We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax advisory for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states like California, do not have a special rate for capital gains.)

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax advisory.

The portfolio managers of the Fund do not actively consider tax consequences when making investment decisions. From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISORY TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.
*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can opt to make these withdrawals on a monthly, quarterly, twice yearly or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account.

-    Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:
If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment -- or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).

MORE ABOUT HIGHMARK FUNDS


INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation principally owned by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Fund paid the following management fees to HighMark Capital Management:

                  Fund                              % of Net Assets
                  ----                              ---------------
                  Emerging Growth Fund              0.80%

SUB-ADVISER

EMERGING GROWTH FUND. Bank of Tokyo-Mitsubishi Trust Company (BTMT) serves as the sub-adviser to the Emerging Growth Fund. Under an investment sub-advisory agreement between BTMT and HighMark Capital Management, BTMT makes the day-to-day investment decisions for the assets of the Emerging Growth Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Bank of Tokyo-Mitsubishi Trust Company, headquartered at 1251 Avenue of the Americas, New York, New York 10116, operates as a wholly-owned subsidiary of The Bank of Tokyo-Mitsubishi, Ltd. BTMT was formed by the combination on April 1, 1996, of Bank of Tokyo Trust Company, a wholly-owned subsidiary of The Bank of Tokyo, Ltd., and Mitsubishi Bank Trust Company of New York, a wholly-owned subsidiary of The Mitsubishi Bank, Limited. The surviving entity was Bank of Tokyo Trust Company, which changed its name to Bank of Tokyo-Mitsubishi Trust Company. Prior to the combination, sub-advisory services were provided by Bank of Tokyo Trust Company. Bank of Tokyo Trust Company was established in 1955, and has provided trust services since that time and management services since 1965.

PORTFOLIO MANAGER

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment
of all dividends and distributions). This information has been audited by      ,
whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.


                  INSTRUMENT                                                        RISK TYPE
                  ----------                                                        ---------
AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign Shares                        Market
of a company held by a U.S. bank that issues a receipt                               Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                            Foreign Investment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn                         Credit
on and accepted by a commercial bank. They generally have                            Liquidity
maturities of six months or less.                                                    Market

CALL AND PUT OPTIONS: A call option gives the buyer the right                        Management
to buy, and obligates the seller of the option to sell, a                            Liquidity
security at a specified price. A put option gives the buyer                          Credit
the right to sell, and obligates the seller of the option to                         Market
buy, a security at a specified price. The Funds will sell                            Leverage
only covered call and secured put options.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated                        Market
maturity.                                                                            Credit
                                                                                     Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term promissory                        Credit
notes issued by corporations and other entities. Their                               Liquidity
maturities generally vary from a few days to nine months.                            Market

COMMON STOCK: Shares of ownership of a company.                                      Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert                        Market
to common stock.                                                                     Credit

DEMAND NOTES:  Securities that are subject to puts and                               Market
standby commitments to purchase the securities at a fixed                            Liquidity
price (usually with accrued interest) within a fixed period                          Management
of time following demand by a fund.

DERIVATIVES:  Instruments whose value is derived from an                             Management
underlying contract, index or security, or any combination                           Market
thereof, including futures, options  (e.g., puts and calls),                         Credit
options on futures, swap agreements and some mortgage-backed                         Liquidity
securities.                                                                          Leverage

FUTURES AND RELATED OPTIONS: A contract providing for the                            Management
future sale and purchase of a specific amount of a specific                          Market

security, class of securities or index at a specified time in                        Credit
the future and at a specified price. The aggregate value of                          Liquidity
options on securities (long puts and calls) will not exceed                          Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. An equity fund will limit its
obligations under futures, options on futures, and options on securities to no more than 25% of its assets. The HighMark
Fixed Income Funds may invest in futures and options on
futures for the purpose of achieving their objectives and for adjusting their portfolio's duration. Each of these Funds
will limit its obligations under futures contracts and
related options to no more than 10% of its assets.

ILLIQUID SECURITIES: Securities that ordinarily cannot be                            Liquidity
sold within seven business days at the value the Fund has                            Market
estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES:  Index-based securities, such as                             Market
Standard & Poor's Depository Receipts ("SPDRs" and NASDAQ-100
Index Tracking Stock ("NASDAQ 100s"),  represent ownership in a long-term unit investment trust that holds a portfolio of
common stocks designed to track the price performance and
dividend yield of an index, such as the S&P 500 Index or the
NASDAQ-100 Index.  Index-based securities entitle a holder to receive proportionate quarterly cash distributions
corresponding to the dividends that accrue to the index
stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered                                  Market
investment companies. These may include HighMark Money Market
Funds and other registered investment companies for which
HighMark, its subadvisorys, or any of their affiliates,
serves as investment Advisory, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies.  As a Shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own Advisory.

MONEY MARKET INSTRUMENTS:  Investment grade, U.S.                                    Market
dollar-denominated debt securities with remaining maturities                         Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized
with U.S. government securities, certificates of deposit,
bankers' acceptances, and other financial institution
obligations. These securities may carry fixed or variable
interest rates.

PREFERRED STOCKS:  Equity securities that generally pay                              Market

dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security and the                            Market
simultaneous commitment to return the security to the seller                         Leverage
at an agreed upon price on an agreed upon date. This is
treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the                        Market
simultaneous commitment to buy the security back at an agreed                        Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.

RESTRICTED SECURITIES:  Securities not registered under the                          Liquidity
Securities Act of 1933, such as privately placed commercial                          Market
paper and Rule 144A securities.

SECURITIES LENDING:  The lending of up to 33 1/3% of a Fund's                        Market
total assets. In return the Fund will receive cash, other                            Leverage
securities and/or letters of credit.                                                 Liquidity

TIME DEPOSITS:  Non-negotiable receipts issued by a bank in                          Liquidity
exchange for a deposit of money.                                                     Credit

TREASURY RECEIPTS:  Treasury receipts, Treasury investment                           Market
growth receipts and certificates of accrual of Treasury
securities.

UNIT INVESTMENT TRUSTS:  A type of investment vehicle,                               Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed
portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities,
or preferred stock. Unit holders receive an undivided
interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest.
The portfolio of securities remains fixed until all the
securities mature and unit holders have recovered their
principal.

U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by                             Market
agencies and instrumentalities of the U.S. government. These                         Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately                          Market
traded registered interest and principal securities, and
coupons under bank entry safekeeping.

WARRANTS:  Securities that give the holder the right to buy a                        Market
proportionate amount of common stock at a specified price.                           Credit
Warrants are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  A                                   Market

purchase of, or contract to purchase, securities at a fixed price for                Leverage
delivery at a future date. The portfolio managers of each                            Liquidity
Fund expect that commitments to enter into forward                                   Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the Funds' holdings may fluctuate, as will the value of your investment in the Funds. Certain types of investments and funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" -- or repay -- a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

SPECULATIVE INVESTMENTS. In addition to helping reduce risk, derivatives may be used to magnify a fund's potential gains. This strategy involves substantially greater risks than more defensive uses of derivatives.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark Funds. If these assurances prove to be incorrect, HighMark Shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA  94104

SUBADVISER
Emerging Growth Fund:
Bank of Tokyo-Mitsubishi Trust Company
1251 Avenue of the Americas
New York, NY  10016

ADMINISTRATOR AND DISTRIBUTOR
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, DC  20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA  94105-2230


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To Obtain the SAI, Annual or Semi-Annual Reports, or More Information:

BY TELEPHONE:

Call 1-800-433-6884

BY MAIL:

Write to us c/o
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA  19456.

BY INTERNET:

http://www.highmark-funds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semiannual Reports, and other information about the HighMark Funds from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

CROSS REFERENCE SHEET

Part A

Form N-1A Item No.                                               Prospectus Caption
------------------                                               ------------------

                                                   HIGHMARK FUNDS

                                        EMERGING GROWTH FUND - RETAIL SHARES

1. Front and Back Cover Pages ................................    Cover Page; Back Page

2. Risk/Return Summary:
     Investments, Risks and Performance.......................    Individual HighMark Funds Profiles

3. Risk/Return Summary:  Fee Table............................    Individual HighMark Funds Profiles

4. Investment Objectives, Principal Investment
     Strategies, and Related Risk  ...........................    Individual HighMark Funds Profiles;
                                                                  More About the HighMark Fund --
                                                                  Investment Practices; More About the
                                                                  HighMark Funds -- Glossary of
                                                                  Investment Risks

5. Management's Discussion of the Fund
     Performance..............................................    Inapplicable

6. Management, Organization and Capital
     Structure................................................    More About the HighMark Funds -
                                                                  Investment Management

7. Shareholder Information....................................    Shareowner Guide - How to Invest in
                                                                  the HighMark Funds

8. Distribution Arrangements .................................    Shareowner Guide - How to Invest in
                                                                  the HighMark Funds

9. Financial Highlights Information...........................    Financial Highlights

                                 HIGHMARK FUNDS

                              EMERGING GROWTH FUND

                                 CLASS A SHARES

                                   PROSPECTUS

                                November 30, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A Shares of the HighMark Emerging Growth Fund that you should know before investing. The Emerging Growth Fund also offers an additional class of Shares called Fiduciary Shares, which is offered in a separate prospectus.

THE HIGHMARK EMERGING GROWTH FUND IS CLOSED TO NEW INVESTORS.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Fund.


FUND PROFILE
SHAREOWNER GUIDE --
HOW TO INVEST IN THE FUND

X    Choosing a Share Class

X    How Sales Charges are Calculated

X    Sales Charge Reductions and Waivers

X    Fees for Distributions of Shares

X    Opening an Account

X    Buying Shares

X    Selling Shares

X    Exchanging Shares

X    Transaction Policies

X    Dividends and Distributions

X    Taxes

X    Investor Services

MORE ABOUT THE FUND

X    Investment Management

X    Financial Highlights

X    Investment Practices

X    Glossary of Investment Risks

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS


[BULLSEYE]           Fund Summary

[TEACHER]            Investment Strategy

[YIELD SIGN]         What are the main risks of investing in this Fund?

[GRAPH]              Performance Information

$                    Fees and Expenses

[DOLLAR BILL]        Your Account

[RECYCLE ARROWS]     Investment Management

[FIREWORKS]          Financial Highlights


[RIGHT ARROW]        Additional Investment Practices and Risks


November 30, 1999

INTRODUCTION

The HighMark Emerging Growth Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK EMERGING GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

THE HIGHMARK EMERGING GROWTH FUND IS CLOSED TO NEW INVESTORS.

EMERGING GROWTH FUND

[BULLSEYE]     FUND SUMMARY

Investment Goal                        To seek long-term capital
                                       appreciation.

Investment                             Stocks of small to mid-size U.S.
Focus                                  companies

Principal Investment                   Attempts to identify emerging
Strategy                              growth companies with above-
                                      average growth potential


Share Price Volatility                 High

                                       Investors able to tolerate a high
Investor                               degree of risk in exchange for
Profile                                potentially high long-term returns


[TEACHER]      INVESTMENT STRATEGY

HighMark Emerging Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of small capitalization, emerging growth companies. To pursue this goal, the Fund invests primarily in the stocks of rapidly growing, generally small to mid-size U.S. companies*. An "emerging growth company" is one in the developing stages of its life cycle whose earnings and/or revenues are growing rapidly or have the potential to do so.

The Fund may also invest in companies with the potential to yield benefits from what are known as "special situations" such as:

-    mergers, acquisitions, spin-offs, liquidations or reorganizations

- the development of promising new products, technology or distribution channels

-    a new or revitalized management team

To choose stocks for the Fund, the portfolio managers conduct an extensive analysis of individual companies examining their underlying business, financials, management and valuation, favoring those whose stocks they believe are reasonably priced and offer above-average growth potential. A company may or may not yet be profitable at the time the Fund invests in it.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

SIDEBAR: Small capitalization companies are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

Medium Capitalization Companies are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

[YIELD SIGN]   WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

         Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

         Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks compared to those of larger firms.

         Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of small to medium-size U.S. growth companies -- may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay. For more information about these risks, please see the Glossary of Investment Risks on page ___.

[GRAPH]        PERFORMANCE INFORMATION

The performance table below illustrates the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

[INSERT BAR CHART]

        Best Quarter       Worst Quarter
        ------------       -------------
        (------)           (------)

*The performance information above is based on a calendar year. The Fund's total return from 1/1/99 to 7/31/99 was ____%.

This table compares the Fund's average annual total returns for periods ending 12/31/98 to those of the S&P 600 Small Cap Index.

                                                                       SINCE
                                                                    INCEPTION
                                                     1 YEAR          (2/1/94)
                                                 ---------------   -----------
EMERGING GROWTH FUND
    Class A Shares                                   %                   %

S&P 600 SMALL CAP INDEX(1)                           %                   %


(1) The unmanaged S&P 600 Small Cap Index generally reflects the performance of U.S. small-company stocks.



$     FEES AND EXPENSES


This table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares.



SHAREHOLDER FEES

                                                              CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchase                        5.50%
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                      0%
 (as a percentage of net asset value)

Redemption Fee (as a percentage                                           0%
of amount redeemed, if applicable)*

*Does not include any wire transfer fees, if applicable.

The table below describes the expenses you would pay indirectly if you held Fund Shares.

ANNUAL FUND OPERATING EXPENSES

                                                                   CLASS A SHARES
Investment Advisory Fees                                               0.80%
Distribution/Service (12b-1) Fees                                      0.25%
Other Expenses                                                             %*
                                                                       ----
Total Annual Fund Operating Expenses                                       %*

* During the past fiscal year, "Other Expenses" were waived by __% or reimbursed by __% for the Fund's Fiduciary Shares. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses were as follows:

                                                                   CLASS A SHARES
Investment Advisory Fees                                               0.80%
Distribution/Service (12b-1) Fees                                      0.25%
Other Expenses                                                             %
                                                                       ----
Total Annual Fund Operating Expenses                                       %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
Class A Shares             $___             $___              $___              $______

SHAREOWNER GUIDE--
HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Emerging Growth Fund offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Class A Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Fund's Class A Shares.

CLASS A SHARES

-    Front-end sales charges, as described below.

-    Distribution and service (12b-1) fees of .25%.

For the actual past expenses of the Class A Shares, see the Fund profile earlier in this prospectus.

The Fund also offers Class A Shares ("Retail Shares"). Retail Shares have their own expense structure. Retail Shares are available to non-fiduciary clients of Union Bank of California, N.A., who are not otherwise eligible for Fiduciary Shares. Call us at 1-800-433-6884 for more details.

HOW SALES CHARGES ARE CALCULATED

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Class A Shares are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:
Class A Shares:  Front-End Sales Charge

EQUITY FUNDS

                                         AS A                      AS A
                                     PERCENTAGE OF             PERCENTAGE OF
YOUR INVESTMENT                     OFFERING PRICE             YOUR INVESTMENT
0 -- $49,999.....................         5.50%                    5.82%
$50,000 -- $99,999...............         4.50%                    4.71%
$100,000 -- $249,999.............         3.75%                    3.90%
$250,000 -- $499,999.............         2.50%                    2.56%
$500,000 -- $999,999.............         2.00%                    2.04%
$1,000,000 and Over..............         0.00%*                   0.00%

---------------

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

- Right of Accumulation Privilege: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.

- Combination Privilege: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

- Letter of Intent: If you plan to invest in Class A Shares of one HighMark Fund and, within a 13-month period, make an additional investment in Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make your additional investment in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

Contact your financial representative or the Distributor to find out how to qualify, or consult the Statement of Additional Information (see the back cover of this prospectus for contact information).

FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

         (1) Through reinvestment of dividend and capital gain distributions

         (2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

         (3) By state and local governments.

         (4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

         (5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

         (6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

         (7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent;

         (8) By individuals investing proceeds they received from selling Shares of another mutual fund (other than HighMark Funds) on which they paid a sales charge. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your share redemption.

         (9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

         (10) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

         (11) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

         (12) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

         (13) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

         (14) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

If you think you may be eligible for a sales charge waiver, contact the Distributor or consult the Statement of Additional Information (see the back cover of this prospectus). For categories 2 through 12 and 14 above, you must notify the Distributor at the time you buy the Shares that your purchase qualifies for a sales charge waiver.

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted a 12b-1 plan with respect to Class A Shares that allows the Fund to pay distribution and service fees. The maximum distribution and service fee for Class A Shares is as follows:

                                           Percentage of Average
               Share Class                   Daily Net Assets
               -----------                   ----------------
                 Class A                           0.25%

OPENING AN ACCOUNT

1.       Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

-        INITIAL PURCHASE:                  $1,000

                                            $250 for current and retired
                                            trustees of HighMark Funds and
                                            directors, officers and employees
                                            (as well as their spouses and
                                            children under the age of 21) of
                                            Union Bank of California, N.A., SEI
                                            Investments Distribution Co. and
                                            their affiliates.

-        ADDITIONAL PURCHASES:              $100

              We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of Shares.

We reserve the right to reject a purchase order if we determine that it is not in the best interest of HighMark Funds or its Shareholders.

BUYING
SHARES

         OPENING AN ACCOUNT                   ADDING TO AN ACCOUNT

BY CHECK

[ENVELOPE]

-    Make out a check for the           -    Make out a check for the
     Investment amount, payable              investment amount, payable
     to "HighMark Funds."                    to "HighMark Funds."

-    Deliver the check and your
     completed application to your      -    Fill out the detachable investment
     financial representative, or            slip from your account statement.
     mail them to our transfer               If you do not have a slip, include
     agent (address below).                  a note specifying the fund name,
                                             your share class, your account
                                             number and the name(s) in which
                                             the account is registered.

                                        -    Deliver the check and your
                                             investment slip or note to your
                                             financial representative, or mail
                                             them to our transfer agent
                                             (address below).


             All purchases made by check should be in U.S. dollars.
      Third party checks, credit card checks or cash will not be accepted.


BY EXCHANGE

[ARROWS]

     -   Call your financial            -   Call your financial representative
         representative or the              or the Distributor at 1-800-433-6884
         Distributor at                     to request an exchange.
         1-800-433-6884
         to request an exchange.

BY WIRE

[ARROW]

     -   Deliver your completed
         application                    -   Call our transfer agent before
         to your financial                  wiring any funds.
         representative, or mail
         it to the transfer agent
         (address below).               -   Instruct your bank to wire the
                                            amount of your investment to:

     -   Obtain your Fund account
         number by calling your             State Street Bank and Trust
         financial representative or        Company
         our transfer agent.                            225 Franklin Street
                                                 Boston, MA  02101
     -   Instruct your bank to wire              ABA# 011000028
         the amount of your                      DDA# 9905-194-8
         investment to:
         State Street Bank and Trust
         Company                            Specify the Fund name, your share
         225 Franklin Street                class, your Fund account number
         Boston, MA  02101                  and the name(s) in which the Fund
         ABA# 011000028                     account is registered. Your bank may
         DDA# 9905-194-8                    charge a fee to wire money.


     Specify the Fund name, your
     choice of share class, the new
     Fund account number and the
     name(s) in which the Fund account
     is registered. Your bank may
     charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

-    Call your financial institution       -    Call your financial institution
     for information on their                   for information on their
     procedures for transmitting                procedures for transmitting
     orders to HighMark Funds.                  orders to HighMark Funds.


TRANSFER AGENT
ADDRESS:
State Street Bank and Trust Company             To add to an account using
P.O. Box 8416                                   the Automatic Invest Plan,
Boston, MA  02266-8416                          see "Additional Investor
PHONE NUMBER:  1-800-433-6884                   Services."
Or contact your financial
representative for instructions
and assistance.

SELLING SHARES

    DESIGNED FOR                           TO SELL SOME OR ALL OF YOUR SHARES

BY LETTER
[ENVELOPE]

-    Accounts of any type.                 -  Write a letter indicating the
                                              Fund name, your share class, your
-    Sales of any amount.                     Fund account number, the name(s)
                                              in which the account is registered
                                              and the dollar value or number of
                                              Shares you wish to sell.

                                           -  Include all signatures and any
                                              guarantees that may be
                                              required (see next page).



                                           -  Mail the materials to our transfer
                                              agent.

                                           -  We will mail a check to the
                                              name(s) and address in which the
                                              account is registered, unless you
                                              give us other written
                                              instructions.


BY PHONE
[TELEPHONE]

-    Accounts of any type.                 -  To place your order, contact
                                              your financial representative or
-    Sales of any amount.                     the Distributor at 1-800-433-6884
                                              between 8:30 A.M. and 8:00 P.M.
                                              Eastern Time on most business
                                              days.


BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
[ARROW]

-    Requests by letter to sell            -  We will wire amounts of $500 or
     at least $500 (accounts of               more on the next business day
     any type).                               after we receive your request.


-    Requests by phone to sell at          -  If you have an account with the
     least $500 (accounts of any type).       Fund's transfer agent (a "Fund
                                              Direct Account"), a $15 fee will
                                              be deducted from your account.

                                           -  Shares cannot be redeemed by wire
                                              on Federal holidays restricting
                                              wire transfers.

BY EXCHANGE

[ARROW]  -   Accounts of any type.           -  Obtain a current prospectus for
                                                the Fund into which you are
[ARROW]  -   Sales of any amount.               exchanging by calling the
                                                Distributor or your financial
                                                representative.

                                             -  Call the Distributor or your
                                                financial representative to
                                                request an exchange.

THROUGH FINANCIAL INSTITUTIONS

-    Accounts set up through
     financial institutions.               -  Contact your financial
                                              institution for information on
                                              their procedures for transmitting
                                              orders to HighMark Funds.



TRANSFER AGENT
ADDRESS:
State Street Bank and Trust Company           To add to an account using the
P.O. Box 8416                                 Automatic Invest Plan, see
Boston, MA  02266-8416                        "Additional Investor Services."
PHONE NUMBER:  1-800-433-6884
Or contact your financial representative for instructions and assistance.

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently bought Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Fund reserves the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares soon after. Before the Fund will exercise its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-    Are qualified to invest in the new Fund.

-    Satisfy the initial and additional investment minimums for the new Fund.

-    Invest in the same share class in the new Fund as you did in the previous
     Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A money market Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.


TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:

         (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

        / Total number of the Fund's Shares outstanding
          -----------------------------------------------
        = Fund's net asset value

We determine the net asset value (NAV) of the Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) business days, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Fund's Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Fund's investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value we next determine after receiving your order, plus any applicable sales charge. When you sell Shares, the amount of your proceeds are based on the net asset value we next determine after receiving your order, minus any applicable sales charge.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

- Selling Shares: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                                 HighMark Funds
                     c/o State Street Bank and Trust Company
                                  P.O. Box 8416
                              Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax advisory for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states like California, do not have a special rate for capital gains.)

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax advisory.

The portfolio managers of the Fund do not actively consider tax consequences when making investment decisions. From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISORY TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.
*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can opt to make these withdrawals on a monthly, quarterly, twice yearly or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account.

-    Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:
If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment -- or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

Class A shareholders should note the following:

If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).

MORE ABOUT HIGHMARK FUNDS


INVESTMENT MANAGEMENT


INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation principally owned by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $____ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Fund paid the following management fees to HighMark Capital Management:

                  Fund                            % of Net Assets
                  ----                            ---------------
                  Emerging Growth Fund            0.80%

SUB-ADVISER

EMERGING GROWTH FUND. Bank of Tokyo-Mitsubishi Trust Company (BTMT) serves as the sub-adviser to the Emerging Growth Fund. Under an investment sub-advisory agreement between BTMT and HighMark Capital Management, BTMT makes the day-to-day investment decisions for the assets of the Emerging Growth Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Bank of Tokyo-Mitsubishi Trust Company, headquartered at 1251 Avenue of the Americas, New York, New York 10116, operates as a wholly-owned subsidiary of The Bank of Tokyo-Mitsubishi, Ltd. BTMT was formed by the combination on April 1, 1996, of Bank of Tokyo Trust Company, a wholly-owned subsidiary of The Bank of Tokyo, Ltd., and Mitsubishi Bank Trust Company of New York, a wholly-owned subsidiary of The Mitsubishi Bank, Limited. The surviving entity was Bank of Tokyo Trust Company, which changed its name to Bank of Tokyo-Mitsubishi Trust Company. Prior to the combination, sub-advisory services were provided by Bank of Tokyo Trust Company. Bank of Tokyo Trust Company was established in 1955, and has provided trust services since that time and management services since 1965.

PORTFOLIO MANAGER

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment
of all dividends and distributions). This information has been audited by      ,
whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.

                  INSTRUMENT                                                        RISK TYPE
                  ----------                                                        ---------
AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign Shares                        Market
of a company held by a U.S. bank that issues a receipt                               Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                            Foreign Investment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn                         Credit
on and accepted by a commercial bank. They generally have                            Liquidity
maturities of six months or less.                                                    Market

CALL AND PUT OPTIONS: A call option gives the buyer the right                        Management
to buy, and obligates the seller of the option to sell, a                            Liquidity
security at a specified price. A put option gives the buyer                          Credit
the right to sell, and obligates the seller of the option to                         Market
buy, a security at a specified price. The Funds will sell                            Leverage
only covered call and secured put options.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated                        Market
maturity.                                                                            Credit
                                                                                     Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term promissory                        Credit
notes issued by corporations and other entities. Their                               Liquidity
maturities generally vary from a few days to nine months.                            Market

COMMON STOCK: Shares of ownership of a company.                                      Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert                        Market
to common stock.                                                                     Credit

DEMAND NOTES:  Securities that are subject to puts and                               Market
standby commitments to purchase the securities at a fixed                            Liquidity
price (usually with accrued interest) within a fixed period                          Management
of time following demand by a fund.

DERIVATIVES:  Instruments whose value is derived from an                             Management
underlying contract, index or security, or any combination                           Market
thereof, including futures, options  (e.g., puts and calls),                         Credit
options on futures, swap agreements and some mortgage-backed                         Liquidity
securities.                                                                          Leverage

FUTURES AND RELATED OPTIONS: A contract providing for the                            Management
future sale and purchase of a specific amount of a specific                          Market

security, class of securities or index at a specified time in                        Credit
the future and at a specified price. The aggregate value of                          Liquidity
options on securities (long puts and calls) will not exceed                          Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. An equity fund will limit its
obligations under futures, options on futures, and options on securities to no more than 25% of its assets. The HighMark
Fixed Income Funds may invest in futures and options on
futures for the purpose of achieving their objectives and for adjusting their portfolio's duration. Each of these Funds
will limit its obligations under futures contracts and
related options to no more than 10% of its assets.

ILLIQUID SECURITIES: Securities that ordinarily cannot be                            Liquidity
sold within seven business days at the value the Fund has                            Market
estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES:  Index-based securities, such as                             Market
Standard & Poor's Depository Receipts ("SPDRs" and NASDAQ-100
Index Tracking Stock ("NASDAQ 100s"),  represent ownership in a long-term unit investment trust that holds a portfolio of
common stocks designed to track the price performance and
dividend yield of an index, such as the S&P 500 Index or the
NASDAQ-100 Index.  Index-based securities entitle a holder to receive proportionate quarterly cash distributions
corresponding to the dividends that accrue to the index
stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered                                  Market
investment companies. These may include HighMark Money Market
Funds and other registered investment companies for which
HighMark, its subadvisorys, or any of their affiliates,
serves as investment Advisory, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies.  As a Shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own Advisory.

MONEY MARKET INSTRUMENTS:  Investment grade, U.S.                                    Market
dollar-denominated debt securities with remaining maturities                         Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized
with U.S. government securities, certificates of deposit,
bankers' acceptances, and other financial institution
obligations. These securities may carry fixed or variable
interest rates.

PREFERRED STOCKS:  Equity securities that generally pay                              Market

dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security and the                            Market
simultaneous commitment to return the security to the seller                         Leverage
at an agreed upon price on an agreed upon date. This is
treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the                        Market
simultaneous commitment to buy the security back at an agreed                        Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.

RESTRICTED SECURITIES:  Securities not registered under the                          Liquidity
Securities Act of 1933, such as privately placed commercial                          Market
paper and Rule 144A securities.

SECURITIES LENDING:  The lending of up to 33 1/3% of a Fund's                        Market
total assets. In return the Fund will receive cash, other                            Leverage
securities and/or letters of credit.                                                 Liquidity

TIME DEPOSITS:  Non-negotiable receipts issued by a bank in                          Liquidity
exchange for a deposit of money.                                                     Credit

TREASURY RECEIPTS:  Treasury receipts, Treasury investment                           Market
growth receipts and certificates of accrual of Treasury
securities.

UNIT INVESTMENT TRUSTS:  A type of investment vehicle,                               Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed
portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities,
or preferred stock. Unit holders receive an undivided
interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest.
The portfolio of securities remains fixed until all the
securities mature and unit holders have recovered their
principal.

U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by                             Market
agencies and instrumentalities of the U.S. government. These                         Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately                          Market
traded registered interest and principal securities, and
coupons under bank entry safekeeping.

WARRANTS:  Securities that give the holder the right to buy a                        Market
proportionate amount of common stock at a specified price.                           Credit
Warrants are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  A                                   Market

purchase of, or contract to purchase, securities at a fixed price for                Leverage
delivery at a future date. The portfolio managers of each                            Liquidity
Fund expect that commitments to enter into forward                                   Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the Funds' holdings may fluctuate, as will the value of your investment in the Funds. Certain types of investments and funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" -- or repay -- a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

SPECULATIVE INVESTMENTS. In addition to helping reduce risk, derivatives may be used to magnify a fund's potential gains. This strategy involves substantially greater risks than more defensive uses of derivatives.

YEAR 2000 RISK. HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the HighMark Funds therefore could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, because they cannot distinguish between the year 2000 and the year 1900. We are seeking assurances from each of our service providers that they expect their systems to accommodate the year 2000 transition without significant adverse consequences to HighMark Funds. If these assurances prove to be incorrect, HighMark Shareholders may lose money as a result of system failures or year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which we do business.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA  94104

SUBADVISER
Emerging Growth Fund:
Bank of Tokyo-Mitsubishi Trust Company
1251 Avenue of the Americas
New York, NY  10016

ADMINISTRATOR AND DISTRIBUTOR
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, DC  20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA  94105-2230



More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the Highmark Funds' performance during the last year.

To Obtain the SAI, Annual or Semi-Annual Reports, or More Information:

BY TELEPHONE:

Call 1-800-433-6884

BY MAIL:

Write to us c/o
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA  19456.

BY INTERNET:

http://www.highmark-funds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semiannual Reports, and other information about the HighMark Funds from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

                             CROSS REFERENCE SHEET

                                 HIGHMARK FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

FORM N-1A PART B ITEM                               INFORMATION CAPTION
10.  Cover Page and Table of Contents               Cover Page; Table of Contents

11.  Fund History                                   HighMark Funds; Additional Information

12.  Description of the Funds and the               Investment Objectives and Policies; Additional
    Investments and Risks                           Information on Portfolio Instruments; Investment
                                                    Restrictions; Portfolio Turnover

13.  Management of HighMark Funds                   Management of HighMark Funds

14.  Control Persons and Principal
    Holders of Securities                  Additional Information -- Miscellaneous

15.  Investment Advisory and Other
    Services                                        Management of HighMark Funds

16.  Brokerage Allocation                           Management of HighMark Funds -- Portfolio
                                                    Transactions

17.  Capital Stock and Other Securities             Valuation; Additional Purchase and Redemption
                                                    Information; Management of HighMark Funds --
                                                    Distributor; The Distribution Plans; Additional
                                                    Information

18.  Purchase, Redemption and                       Valuation; Additional Purchase and Redemption
    Pricing of Securities Being                     Information; Management of HighMark Funds
    Offered

19.  Taxation of the Trust                          Additional Purchase and Redemption Information
                                                    -- Additional Federal Tax Information; Additional
                                                    Tax Information Concerning the California
                                                    Tax-Free Money Market Fund and the California
                                                    Intermediate Tax-Free Bond Fund

20.  Underwriters                                   Management of HighMark Funds -- Distributor

21.  Calculation of Performance Data                 Additional Information -- Calculation of
                                                    Performance Data

22.  Financial Statements                           Financial Statements

                                 HIGHMARK FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 30, 1999

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Equity and Fixed Income Funds and the HighMark Money Market Funds, each of which is dated November 30, 1999, (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                               TABLE OF CONTENTS

                                                                                                     Page
                                                                                                     ----
HIGHMARK FUNDS..........................................................................................1
INVESTMENT OBJECTIVES AND POLICIES......................................................................2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS.........................................................3
           Equity Securities............................................................................3
           Debt Securities..............................................................................3
           Convertible Securities.......................................................................3
           Asset-Backed Securities (non-mortgage).......................................................4
           Bank Instruments.............................................................................5
           Commercial Paper and Variable Amount Master Demand Notes.....................................6
           Lending of Portfolio Securities..............................................................6
           Repurchase Agreements........................................................................6
           Reverse Repurchase Agreements................................................................7
           U.S. Government Obligations..................................................................7
           Mortgage-Related Securities..................................................................8
           Adjustable Rate Notes.......................................................................11
           Municipal Securities........................................................................11
           Investments in California Municipal Securities by the California Tax-Free Money
                  Market Fund and the California Intermediate Tax-Free Bond Fund.......................15
           Puts........................................................................................18
           Shares of Mutual Funds......................................................................19
           When-Issued Securities and Forward Commitments..............................................19
           Zero-Coupon Securities......................................................................20
           Options (Puts and Calls) on Securities......................................................20
           Covered Call Writing........................................................................21
           Purchasing Call Options.....................................................................22
           Purchasing Put Options......................................................................22
           Options in Stock Indices....................................................................22
           Risk Factors in Options Transactions........................................................24
           Futures Contracts on Securities and Related Options.........................................25
           Futures Contracts on Securities.............................................................25
           Options on Securities' Futures Contracts....................................................26
           Risk of Transactions in Securities' Futures Contracts and Related Options...................26
           Index Futures Contracts.....................................................................27
           Options on Index Futures Contracts..........................................................28
           Foreign Investment..........................................................................28
           Foreign Currency Transactions...............................................................30
           Transaction Hedging.........................................................................30
           Position Hedging............................................................................31

           Currency Forward and Futures Contracts......................................................32
           General Characteristics of Currency Futures Contracts.......................................33
           Foreign Currency Options....................................................................34
           Foreign Currency Conversion.................................................................34
           Index-Based Investments.....................................................................34
           Small Cap/Special Equity Situation Securities...............................................35
           High Yield Securities.......................................................................35
           Money Market Instruments....................................................................36
           Treasury Receipts...........................................................................37
           High Quality Investments with Regard to the Money Market Funds..............................37
           Illiquid Securities.........................................................................40
           Restricted Securities.......................................................................40
INVESTMENT RESTRICTIONS................................................................................40
           Voting Information..........................................................................49
PORTFOLIO TURNOVER.....................................................................................49
VALUATION..............................................................................................50
           Valuation of the Money Market Funds.........................................................50
           Valuation of the Equity Funds and the Fixed Income Funds....................................51
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................................................51
           Purchases through Financial Institutions....................................................52
           Redemption by Checkwriting..................................................................52
           Sales Charges...............................................................................53
           Sales Charge Reductions and Waivers.........................................................54
           Additional Federal Tax Information..........................................................57
           Additional Tax Information Concerning the California Tax-Free Money Market Fund
                   and the California Intermediate Tax-Free Bond Fund..................................59
           Foreign Taxes...............................................................................63
MANAGEMENT OF HIGHMARK FUNDS...........................................................................63
           Trustees and Officers.......................................................................63
           Investment Adviser..........................................................................67
           The Sub-Advisers............................................................................69
           Portfolio Transactions......................................................................70
           Administrator and Sub-Administrator.........................................................72
           Glass-Steagall Act..........................................................................73
           Shareholder Services Plans..................................................................74
           Shareholder Servicing Agreement.............................................................75
           Expenses....................................................................................76
           Distributor.................................................................................76
                     The Distribution Plans............................................................77
           Transfer Agent and Custodian Services.......................................................79
           Auditors....................................................................................80
           Legal Counsel...............................................................................80

ADDITIONAL INFORMATION.................................................................................80
           Description of Shares.......................................................................80
           Shareholder and Trustee Liability ..........................................................82
           The Reorganization of the IRA Fund and HighMark Funds.......................................82
           Calculation of Performance Data.............................................................83
           Miscellaneous...............................................................................89
APPENDIX...............................................................................................94
FINANCIAL STATEMENTS..................................................................................100

                      STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS


        HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of fourteen series of units of beneficial interest ("Shares"), representing interests in one of the following portfolios:

        HighMark Balanced Fund,
        HighMark Emerging Growth Fund,
        HighMark Growth Fund,
        HighMark Income Equity Fund,
        HighMark International Equity Fund,
        HighMark Small Cap Value Fund,
        HighMark Value Momentum Fund,
        HighMark Bond Fund,
        HighMark California Intermediate Tax-Free Bond Fund,
        HighMark Intermediate-Term Bond Fund,
        HighMark 100% U.S. Treasury Money Market Fund,
        HighMark California Tax-Free Money Market Fund,
        HighMark Diversified Money Market Fund, and
        HighMark U.S. Government Money Market Fund, (collectively the "Funds").

        HighMark Small Cap Value Fund commenced operations on September 17, 1998. HighMark Value Momentum Fund, HighMark Emerging Growth Fund, HighMark International Equity Fund, HighMark Intermediate-Term Bond Fund, and HighMark California Intermediate Tax-Free Bond Fund commenced operations in HighMark Funds on April 28, 1997. HighMark Balanced Fund commenced operations on November 14, 1993 and HighMark Growth Fund commenced operations on November 18, 1993. HighMark Income Equity Fund and HighMark Bond Fund commenced operations on June 23, 1988 as a result of the reorganization of the Income Equity Portfolio and the Bond Portfolio, respectively, of the IRA Collective Investment Fund (the "IRA Fund") described under "ADDITIONAL INFORMATION - The Reorganization of the IRA Fund and HighMark Funds" below. HighMark Diversified Money Market Fund, HighMark U.S. Government Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund commenced operations on August 10, 1987. HighMark California Tax-Free Money Market Fund commenced operations on August 11, 1987.

        For ease of reference, this Statement of Additional Information sometimes refers to the Funds as the "Equity Funds," the "Fixed Income Funds" and the "Money Market Funds."

        The EQUITY FUNDS include:

                     Balanced Fund
                     Emerging Growth Fund
                     Growth Fund
                     Income Equity Fund
                     International Equity Fund
                     Small Cap Value Fund
                     Value Momentum Fund

        The FIXED INCOME FUNDS include:

                     Bond Fund
                     California Intermediate Tax-Free Bond Fund
                     Intermediate-Term Bond Fund

        The MONEY MARKET FUNDS include:

                     100% U.S. Treasury Money Market Fund
                     California Tax-Free Money Market Fund
                     Diversified Money Market Fund
                     U.S. Government Money Market Fund

        The Income Equity Portfolio and the Bond Portfolio of the IRA Fund (which were reorganized into certain Funds of HighMark Funds as described above) are sometimes referred to as the "IRA Fund Portfolios."

        As described in the Prospectuses, selected Funds of HighMark Funds have been divided into six classes of Shares (designated Class A, Class B, Class C and Class S Shares (collectively "Retail Shares"), Class I Shares and Fiduciary Shares) for purposes of HighMark Funds' Distribution and Shareholder Services Plans (the "Distribution Plans"), which Distribution Plans apply only to such Funds' Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as "Shares".


        Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

        The following policies supplement the investment objectives and policies of each Fund of HighMark Funds as set forth in the respective Prospectus for that Fund.

                ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS


           1. Equity Securities. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

           2. Debt Securities. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, the Adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

           Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

           From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa. As a result, the Balanced Fund, with its balance of equity and debt investments, may entail less investment risk (and a potentially smaller investment return) than a mutual fund investing primarily in equity securities.
           3. Convertible Securities. Consistent with its objective policies and restrictions, each Equity Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

           Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

           Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

           The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Adviser.

           4. Asset-Backed Securities (non-mortgage). Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

           The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

           5. Bank Instruments. Consistent with its investment objective, policies, and restrictions, each Fund (other than the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund) may invest in bankers' acceptances, certificates of deposit, and time deposits.


           Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

           Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

           Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.


           Although the Diversified Money Market Fund maintains a diversified portfolio, there are no limitations on its ability to invest in domestic certificates of deposit, banker's acceptances and other bank instruments. Extensive investments in such instruments may result from the Fund's concentration of securities in the financial services industry. Domestic certificates of deposit and bankers' acceptances include those issued by domestic branches of foreign banks to the extent permitted by the rules and regulations of the Securities and Exchange Commission staff. These rules and regulations currently permit U.S. branches of foreign banks to be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

           6. Commercial Paper and Variable Amount Master Demand Notes. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund) may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.


           Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.


           7. Lending of Portfolio Securities. In order to generate additional income, each Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Adviser"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

           8. Repurchase Agreements. Securities held by each Fund (other than the 100% U.S. Treasury Money Market Fund) may be subject to repurchase agreements.
           Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.


           If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


           9. Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

           10. U.S. Government Obligations. With the exception of the 100% U.S. Treasury Money Market Fund, which may invest only in direct U.S. Treasury obligations, each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

           U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.


           For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see
"Mortgage-Related Securities" below.


           11. Mortgage-Related Securities. As indicated in the Prospectus, the Diversified Money Market Fund, the U.S. Government Money Market Fund and the California Tax-Free Money Market Fund may each invest in mortgage-related securities issued by the Government National Mortgage Association ("GNMA") representing GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"). The Fixed Income Funds and the Balanced Fund may also, consistent with each such Fund's investment objective and policies, invest in Ginnie Maes and in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, those issued by nongovernmental entities. In addition, the Fixed Income Funds and the Balanced Fund may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

           Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

           Adjustable rate mortgage securities ("ARMS") are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMs provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA's, FNMA's, or FHLMC's fees and any applicable loan servicing fees).


           There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. As noted above, Ginnie Maes are issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. Treasury. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan

Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

           CMOs in which the Fixed Income Funds and the Balanced Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


           One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR"). Each Fund may purchase fixed, adjustable, or "floating" rate CMOs that are collateralized by fixed rate or adjustable rate mortgages that are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government or are directly guaranteed as to payment of principal and interest by the issuer, which guarantee is collateralized by U.S. government securities or is collateralized by privately issued fixed rate or adjustable rate mortgages.

           Securities such as zero-coupon obligations, mortgage-backed and asset-backed securities, and collateralized mortgage obligations ("CMOs") will have greater price volatility than other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.


           REMICs in which the Fixed Income Funds and the Balanced Fund may invest are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


           12 Adjustable Rate Notes. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund) may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non fundamental 15% (10% in the case of the Money Market Funds) limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.


           Maturities for variable and adjustable rate notes held in the Money Market Funds will be calculated in compliance with the provisions of Rule 2a-7, as it may be amended from time to time.

           As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.


           13 Municipal Securities. As defined in the Prospectuses, under normal market conditions, at least 80% of the total assets of the California Tax-Free Money Market Fund and 80% of the total assets of the California Intermediate Tax-Free Bond Fund will be invested in Municipal Securities, the interest on which is both excluded from gross income for federal income tax and California personal income tax purposes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The California Intermediate Tax-Free Bond Fund invests in Municipal Securities of varying maturities, which are rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") or are determined by the Adviser to be of comparable quality. The California Tax-Free Money Market Fund invests only in Municipal Securities with remaining maturities of 397 days or less, and which, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO or are determined by the Adviser to be of comparable quality.


           Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and public entities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is (i) excluded from gross income for federal income tax purposes and (ii) not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

           As described in the Prospectuses, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. In general, only general obligation bonds are backed by the full faith and credit and general taxing power of the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the Municipal Securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality; Municipal Securities with the same maturity, interest rate and rating(s) may have different yields while Municipal Securities of the same maturity and interest rate with a different rating(s) may have the same yield.


           In addition, Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

           Certain Municipal Securities are municipal lease revenue obligations (or certificates of participation or "COPs"), which typically provide that the municipality has no obligation to make lease or installment payments in future years unless money is appropriated for such purpose. While the risk of non-appropriation is inherent to COP financing, this risk is mitigated by the Fund's policy to invest in COPs that are rated in one of the four highest rating categories used by Moody's Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

           Municipal Securities also include so-called Mello-Roos and assessment district bonds, which are usually unrated instruments issued to finance the building of roads and other public works and projects that are primarily secured by real estate taxes or assessments levied on property located in the local community. Most of these bonds do not seek agency ratings because the issues are too small, and in most cases, the purchase of these bonds is based upon the Adviser's determination that it is suitable for the Fund.

           Municipal Securities may also include, but are not limited to, short-term anticipation notes, bond anticipation notes, revenue anticipation notes, and other forms of short-term tax-exempt securities. These instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.


           An issuer's obligations with respect to its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes or otherwise raise revenues. Certain of the Municipal Securities may be revenue securities and dependent on the flow of revenue, generally in the form of fees and charges. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions, including a decline in property value or a destruction of uninsured property due to natural disasters.

           In addition, in accordance with its investment objective, each Fund may invest in private activity bonds, which may constitute Municipal Securities depending upon the federal income tax treatment of such bonds. Such bonds are usually revenue bonds because the source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer in normal circumstances will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy and similar debtor's rights, as well as other exceptions similar to those described above. Moreover, the Funds may invest in obligations secured in whole or in part by a mortgage or deed of trust on real property located in California that are subject to the "anti-deficiency" legislation discussed below.


           The Funds, in accordance with their investment objective, may also invest indirectly in Municipal Securities by purchasing the shares of tax-exempt money market mutual funds. Such investments will be made solely for the purpose of investing short-term cash on a temporary tax-exempt basis and only in those funds with respect to which the Adviser believes with a high degree of certainty that redemption can be effected within seven days of demand. Additional limitations on investments by the Funds in the shares of other tax-exempt money market mutual funds are set forth under "Investment Restrictions" below.

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

           The Funds may invest in municipal obligations that are payable solely from the revenues of health care institutions, although the obligations may be secured by real or personal property of such institutions. Certain provisions under federal and California law may adversely affect such revenues and, consequently, payment on those Municipal Securities.

           Certain Municipal Securities in which the Funds may invest may be obligations that are secured in whole or in part by a mortgage or deed of trust on real property. California has certain statutory provisions, as embellished by decisional law, that limit the remedies of a creditor secured by a mortgage or deed of trust. Some of the provisions generally bar a creditor from obtaining a deficiency judgment for such secured obligations based either on the method of foreclosure or the type of debt secured. Other antideficiency provisions limit a creditors deficiency based on the value of the real property security at the time of the foreclosure sale. Another statutory provision, commonly known as the "one-action" rule, has two aspects, an "affirmative defense" aspect and a "sanction" aspect. The "affirmative defense" aspect limits creditors secured by real property to a single action to enforce the obligation (e.g., a collection lawsuit or setoff) and under the related "security-first principle," requires the creditor to foreclose on the security before obtaining a judgment or other enforcement of the secured obligation. Under the "sanction" aspect, if the real property secured creditor violates the one-action rule, the creditor loses its lien on the real property security and, in some instances, the right to recover on the debt. Under the statutory provisions governing judicial foreclosures, the debtor has the right to redeem the title to the property for up to one-year following the foreclosure sale.

           Upon the default under a mortgage or deed of trust with respect to California real property, a creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to certain procedural requirements whereby the effective minimum period for foreclosing on a mortgage or deed of trust is generally four to five months after the initial default and such foreclosure could be further delayed by bankruptcy proceedings initiated by the debtor. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations. Following a creditor's non-judicial foreclosure under a power of sale, no deficiency judgment is available. This limitation, however, does not apply to recoveries for bad faith waste, certain kinds of fraud and pursuant to environmental indemnities. This limitation also does not apply to bonds authorized or permitted to be issued by the Commissioner of Corporations, or which are made by a public utility subject to the Public Utilities Act.

           Certain Municipal Securities in the Funds may be obligations that finance the acquisition of mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from home mortgages and are subject to California's statutory limitations applicable to obligations secured by real property, as described above. Under California anti-deficiency legislation, there is usually no personal recourse against a

                                      -14-

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mortgagor of a dwelling of no more than four units, at least one of which is occupied by such a mortgagor, where the dwelling has been purchased with the loan that is secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure. In the event that this purchase money anti-deficiency rule applies to a loan secured by a mortgage or deed of trust, and the value of the property subject to that mortgage or deed of trust has been substantially reduced because of market forces or by an earthquake or other event for which the mortgagor or trustor carried no insurance, upon default, the issuer holding that loan nevertheless would generally be entitled to collect no more on its loan than it could obtain from the foreclosure sale of the property.


           Legislation has been introduced from time to time regarding the California state personal income tax status of interest paid on Municipal Securities issued by the State of California and its local governments and held by investment companies such as the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. The Funds can not predict what legislation relating to Municipal Securities, if any, may be proposed in the future or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities generally, as well as the availability of Municipal Securities issued by the State of California and its local governments specifically, for investment by the Funds and the liquidity and value of their portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution. See "Investments in California Municipal Securities by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund" below.


           Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax or California personal income tax are rendered at the time of issuance by counsel experienced in matters relating to the validity of and tax exemption of interest on bonds issued by states and their political sub-divisions. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

           14 Investments in California Municipal Securities by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. The following information is a general summary intended to give a recent historical description, and is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California.

           Because each of these California Funds expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental, and regulatory policies and conditions. The Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California

Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by a local California issuer may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

           During the first half of the 1990's California suffered the most severe recession in the State since the 1930's, with significant job losses (particularly in the aerospace, other manufacturing, services and construction industries). The greatest effects of the recession were felt in Southern California. Since 1994, California's economy has made a strong recovery, but its growth has been somewhat unbalanced. In general, the high-technology. biotechnology, construction and entertainment and other service industries have expanded while aerospace and other manufacturing industries have declined. California's economy can be expected to be particularly sensitive to trends in these industries.

           The financial difficulties experienced by the State of California and municipal issuers during the recession resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. While California's economy has made a strong steady recovery and California's credit ratings have climbed from the lows experienced during the recession, as of the date of this Statement of Additional Information, rating agencies, underwriters and investors appear to have some lingering concerns about California's creditworthiness. Major credit rating agencies often cite, among other things, concerns about California's lack of contingency planning (such as adequate reserves), missed budget deadlines and on-going structural budget impediments.

           The recession severely affected State revenues while the State's health, welfare and education costs were increasing. As a result, throughout the first half of the decade, California had a period of budget imbalance and multibillion dollar year-end deficits. However, in recent years, California has generally experienced positive or close to break-even operating results due, in part, to more conservative budgeting, improved economic conditions and, most recently, higher-than-expected tax receipts paid on capital gains realizations. The State's ability to raise revenues and reduce expenditures to the extent necessary to balance the budget for any year depends upon numerous factors, including economic conditions in the State and the nation, the accuracy of the State's revenue predictions, as well as the impact of budgetary restrictions imposed by voter-passed initiatives.

           The ability of the State of California and its political sub-divisions to generate revenue through real property and other taxes and to increase spending has been significantly restricted by various constitutional and statutory amendments and voter-passed initiatives. Such

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


limitations could affect the ability of California state and municipal issuers to pay interest or repay principal on their obligations.

           During the recession that began in 1990, the State depleted its available cash resources and became increasingly dependent on external borrowings to meet its cash needs. For nearly a decade and a half, California has issued revenue anticipation notes (which must be issued and repaid during the same fiscal year) to fund its operating budget during the fiscal year. Beginning in 1992, the State expanded its external borrowing to include revenue anticipation warrants (which can be issued and redeemed in different fiscal years). The State was severely criticized by the major credit rating agencies for the State's reliance upon such external borrowings during the recession. In 1996, the State fully repaid $4 billion of revenue anticipation warrants issued in 1994. The State has not needed to use such "cross-year" borrowing since 1996. It is not presently possible, however, to determine the extent to which California will issue additional revenue anticipation warrants, short-term interest-bearing notes or other instruments in future fiscal years.


           Certain of the securities in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Article XIII A of the California Constitution, adopted by the voters in 1978, limits ad valorem taxes on real property, and restricts the ability of taxing entities to increase real property and other taxes.

           Article XIII B of the California Constitution, originally adopted in 1979, limits significantly spending by state government and by "local governments". Article XIII B generally limits the amount of the appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population, and the services that the government entity is financially responsible for providing. To the extent that the "proceeds of taxes" of the State or a local government exceed its "appropriations limit," the excess revenues must be rebated. One of the exclusions from these limitations for any entity of government is the debt service costs of bonds existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved by the voters. Although Article XIII B states that it shall not "be construed to impair the ability of the state or of any local government to meet its obligations with respect to existing or future bonded indebtedness," concern has been expressed with respect to the combined effect of such constitutionally imposed spending limits on the ability of California state and local governments to utilize bond financing.

           Article XIII B was modified substantially by Propositions 98 and 111 of 1988 and 1990, respectively. These initiatives changed the State's Article XIII B appropriations limit to require that the State set aside a prudent reserve fund for public education, and guarantee a minimum level of State funding for public elementary and secondary schools as well as

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


community colleges. Such guaranteed spending was often cited as one of the causes of the State's earlier budget problems.

           The effect of Article XIII A, Article XIII B and other constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected).

           There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. In June 1995, Orange County negotiated a rollover of its short-term debt originally due at that time; the major rating agencies considered the rollover a default. In June 1996, the investors in such overdue notes were paid and the Orange County bankruptcy ended. However, the Orange County bankruptcy and such default had a serious effect upon the market for California municipal obligations.

           Numerous factors may adversely affect the State and municipal economies. For example, limits on federal funding could result in the loss of federal assistance otherwise available to the State.

           In addition, it is impossible to predict the time, magnitude, or location of a natural catastrophe, such as a major earthquake, or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another natural disaster such as an earthquake could create a major dislocation of the California economy.

           The Funds' concentration in California Municipal Securities provides a greater level of risk than funds that are diversified across numerous states and municipal entities.


           15 Puts. The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire "puts" with respect to the Municipal Securities held in their respective portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. These Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.


           The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

           Puts may be acquired by a Fund to facilitate the liquidity of the Fund's portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Under certain circumstances, puts may be used to shorten the maturity of underlying adjustable rate notes for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the California Tax-Free Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act.

           The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).



           16 Shares of Mutual Funds. Each of the California Tax-Free Money Market Fund, the Fixed Income Funds and the Equity Funds may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of HighMark Funds, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.


           Investments by the California Tax-Free Money Market Fund in the shares of other tax-exempt money market mutual funds are described under "Municipal Securities" above.


           17 When-Issued Securities and Forward Commitments. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

           When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.


           The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

           18 Zero-Coupon Securities. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder such as the Fixed Income Funds may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

           19 Options (Puts and Calls) on Securities. Each Equity Fund may buy and sell options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

           There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

           20 Covered Call Writing. Each Equity Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.


           During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

           Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

           If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

           The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

           The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.


           21 Purchasing Call Options. The Equity Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

           22 Purchasing Put Options. Each Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

           23 Options in Stock Indices. The Equity Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

           Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

           As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

           A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

           A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

           A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

           A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.


           24 Risk Factors in Options Transactions. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

           When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

           The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.


           If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

           Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

           25 Futures Contracts on Securities and Related Options. The Equity Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund.

           26 Futures Contracts on Securities. The Equity Funds will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.


           A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

           Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

           Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract,


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


assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

           Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

           A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


           27 Options on Securities' Futures Contracts. The Equity Funds will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


           As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

           A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

           Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.


           28 Risk of Transactions in Securities' Futures Contracts and Related Options. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

           Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

           There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

           To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


           29 Index Futures Contracts. The Equity Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.


           An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

           A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

           The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.


           30. Options on Index Futures Contracts. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.
           31 Foreign Investment. Certain of the Funds may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Equity Funds may invest in American Depositary

Receipts. The Balanced Fund, Small Cap Value Fund, International Equity Fund, Growth Fund and each of the Fixed Income Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

           On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

           The Small Cap Value Fund and International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

           Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

           Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

           32. Foreign Currency Transactions. Under normal market conditions, the International Equity Fund may engage in foreign currency exchange transactions to project against uncertainty in the level of future exchange rates. The International Equity Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

           33. Transaction Hedging. When it engages in transaction hedging, the International Equity Fund enters into foreign currency transactions with respect to specific receivables or payables of the International Equity Fund, generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


           Although there is no current intention to do so, the International Equity Fund reserves the right to purchase and sell foreign currency futures contracts which are traded in the United States and are subject to regulation by the CFTC.

           For transaction hedging purposes the International Equity Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.


           34. Position Hedging. When it engages in position hedging, the International Equity Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.


           The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

           It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the International Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

           Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time.

Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.


           35. Currency Forward and Futures Contracts. Consistent with its investment objective and policies, the International Equity Fund and Small Cap Value Fund may invest in currency forward and futures contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


           A futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

           Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

           At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

           Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin, as described below.


           A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

           When the Adviser and Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

36. General Characteristics of Currency Futures Contracts. When the International Equity Fund or Small Cap Value Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

           Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

           When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

           37. Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the International Equity or Small Cap Value Fund's Sub-Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.


           The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

           There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market, and thus may not reflect relatively smaller transactions (less than $1 million), where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.


           38. Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the International Equity Fund or the Small Cap Value Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

           39. Index-Based Investments. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.
           A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

           Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

           The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

           40. Small Cap/Special Equity Situation Securities. Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

           41. High Yield Securities. The Small Cap Value Fund and the California Intermediate Tax-Free Bond Fund may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity

(market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

           The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

           Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

           A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its Shareholders.

           42. Money Market Instruments. Each Fund may invest in money market instruments which are Short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such



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institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the fund may invest; (viii) money market funds and (ix) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

43. Treasury Receipts. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

           44. High Quality Investments with Regard to the Money Market Funds. As noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by the Adviser to present minimal credit risks under guidelines adopted by HighMark Funds' Board of Trustees.

           With regard to the Diversified Money Market Fund and the California Tax-Free Money Market Fund, investments will be limited to "Eligible Securities." Eligible Securities include First Tier Securities and Second Tier Securities. First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Board of Trustees. Second Tier Securities are all other Eligible Securities.


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



           A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

           Certain of the obligations in which the Funds may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes.

           In the case of the Diversified Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one NRSRO (the Diversified Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees). In the case of the California Tax-Free Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess one of the two highest short-term ratings by at least one NRSRO or do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated obligations eligible for purchase by the Fund under guidelines adopted by the Board of Trustees.

           Specific obligations that the Diversified Money Market Fund may invest in include:

           (i) obligations issued by the U.S. Government, and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration);

           (ii) obligations such as bankers' acceptances, bank notes, certificates of deposit and time deposits of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;

           (iii) short-term promissory notes issued by corporations, including Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S.
                     dollar-denominated commercial paper of a foreign issuer;

           (iv) U.S. dollar-denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank (provided that the Fund invests no more than 5% of its assets in any such instrument and invests no more than 25% of its assets in such instruments in the aggregate);

           (v) readily-marketable, short-term asset-backed debt securities, repayment on which is obtained from an identifiable pool of assets, typically receivables related to a particular industry, such as credit card receivables, automobile loan or lease related receivables, trade receivables or diversified financial assets (provided that the Fund invests no more than 25% of its assets in any such industry and invests no more than 35% of its assets in such instruments in the aggregate);

           (vi)      Treasury receipts, including TRs, TIGRs and CATs; and

           (vii)     repurchase agreements involving such obligations.


           The Diversified Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. (This three day "safe harbor" provision will not be applicable to the California Tax-Free Money Market Fund, because single state funds are specifically excluded from this Rule 2a-7 provision.) In addition, the Diversified Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investments in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Diversified Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the



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


Diversified Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.


           Under the guidelines adopted by HighMark Funds' Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), when in the best interests of the Shareholders, the Adviser may be required to promptly take appropriate action with respect to an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

           The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

           45. Illiquid Securities. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% (in the case of each of the Money Market Funds, not more than 10%) of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

           46. Restricted Securities. Each Fund has adopted a nonfundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                            INVESTMENT RESTRICTIONS

           Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the


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


outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

100% U.S. TREASURY MONEY MARKET FUND

           The 100% U.S. Treasury Money Market Fund may not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury.


EACH OF THE GROWTH FUND, THE INCOME EQUITY FUND, THE BALANCED FUND, THE BOND FUND, THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND, AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:


                     1. Purchase securities on margin (except that, with respect to the Growth Fund, the Income Equity Fund, the Balanced Fund and the Bond Fund only, such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of such Fund;

                     2. Purchase or sell commodities, commodity contracts (excluding, with respect to the Growth Fund, the Income Equity Fund, the Balanced Fund, and the Bond Fund, options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by the Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund, and the Diversified Money Market Fund in marketable securities of companies engaged in such activities and investments by the Growth Fund, the Income Equity Fund, the Balanced Fund, and the Bond Fund in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund's investment objective and policies);

                     3. Invest in any issuer for purposes of exercising control or management;


                     4. Purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

                     5. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets; and


THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:

                     1. Buy common stocks or voting securities, or state, municipal or private activity bonds;

                     2.  Write or purchase put or call options; or

                     3. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). (As indicated below, the Funds have adopted a non-fundamental investment policy that is more restrictive than this fundamental investment limitation);

                     4. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

                     5. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements as permitted by its individual investment objective and policies.

                     The Diversified Money Market Fund, the Government Obligations Money Market Fund, and the 100% U.S. Treasury Money Market Fund have each adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the 5% limit noted in limitation 4. above shall apply to 100% of each Fund's assets. Notwithstanding, each such Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

EACH OF THE EQUITY AND FIXED INCOME FUNDS, OTHER THAN THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, MAY NOT:


                     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, (and, with respect to the International Equity Fund only, repurchase agreements involving such securities) if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations). With respect to the International Equity Fund, for purposes of this investment limitation, each foreign governmental issuer is deemed a separate issuer;

                     2. Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and

                     3. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.


THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND MAY NOT:

                     1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in securities of such issuer provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law;

                     2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, and provided further, that utilities as a group will not be considered to be one industry, and wholly-owned subsidiaries organized to finance the operations of their parent companies will be considered to be in the same industries as their parent companies; and


                     3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) lend securities.


THE CALIFORNIA TAX-FREE MONEY MARKET FUND MAY NOT:


                     1. Purchase or sell real estate; provided, however, that the Fund may, to the extent appropriate to its investment objective, purchase Municipal Securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein;

                     2. Purchase securities on margin, make short sales of securities or maintain a short position;

                     3.  Underwrite the securities of other issuers;

                     4. Purchase securities of companies for the purpose of exercising control or management;

                     5. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

                     6. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration leases or development programs; provided, however, the Fund may, to the extent appropriate to the Fund's investment objective, purchase publicly traded obligations of companies engaging in whole or in part in such activities;


                     7. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid;

                     8. Write or sell puts, calls, straddles, spreads, or combinations thereof, except that the Fund may acquire puts with respect to Municipal Securities in its portfolio and sell the puts in conjunction with a sale of the underlying Municipal Securities;

                     9. Acquire a put, if, immediately after the acquisition, more than 5% of the total amortized cost value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to the 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). In applying the above-described limitation, the Fund will aggregate securities subject to puts from any one institution with the Fund's investments, if any, in securities issued or guaranteed by that institution. In addition, for the purpose of this investment restriction and investment restriction No. 10 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price;

                     10. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after the acquisition, the amortized cost value of the security or securities underlying the put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Fund's assets; and

                     11. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). For purposes of this investment restriction, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security or, with respect to be private activity bond that is backed only by the assets and revenues of non-governmental user, by the non-governmental user;

                     12. Purchase any securities that would cause 25% or more of such Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to securities of the U.S. Government, its agencies or instrumentalities or Municipal Securities or governmental guarantees of Municipal Securities; and provided, further, that for the purpose of this limitation, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to by Municipal Securities.

                     13. Make loans; except that the Fund may purchase or hold debt instruments, lend portfolio securities and enter into repurchase agreements as permitted by its investment objective and policies.

EACH OF THE BALANCED FUND, INCOME EQUITY FUND, GROWTH FUND, BOND FUND, 100% U.S. TREASURY MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND, DIVERSIFIED MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND:

                     1. May not purchase securities of other investment companies, except as permitted by the 1940 Act.

EACH OF THE VALUE MOMENTUM FUND, THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, THE INTERMEDIATE-TERM BOND FUND, AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND:


                     1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


                     2. Concentrate investments in a particular industry or group of industries, or within any one state (except that the limitation as to investments in any one state or its political subdivision shall not apply to the California Intermediate Tax-Free Bond Fund), as concentration is defined under the Investment Company Act of 1940, or the rulesr regulations thereunder, as such statute, rules or regulations may be amended from time to time.


                     3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

           The fundamental limitations of the Value Momentum Fund, the Emerging Growth Fund, the International Equity Fund, the Small Cap Value Fund, the Intermediate-Term Bond Fund, and the California Intermediate Tax-Free Bond Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

           1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.


           The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund in the aggregate (with each other and with all other mutual funds in the HighMark Funds) from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE VALUE MOMENTUM FUND, THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, THE INTERMEDIATE-TERM BOND FUND, AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:


                     1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of a Fund's assets.

                     2. Invest in companies for the purpose of exercising control.

                     3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

                     4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                     5. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Emerging Growth Fund, the International Equity Fund, the Value Momentum Fund, the Intermediate-Term Bond Fund and the California Intermediate Tax-Free Bond Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

                     6. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

                     7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                     8. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.


                     9. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or Sub-Advisers of HighMark Funds owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.


                     10. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

           VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular Class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

           A Fund's turnover rate is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rate with respect to each of the Money Market Funds was zero percent for each of the last two fiscal years, and is expected to remain zero percent.

           For HighMark Funds' fiscal years ended July 31, 1999 and July 31, 1998, each Funds' portfolio turnover rate was as follows:

           Fund                                              1999                           1998
           ----                                              ----                           ----
Balanced Fund                                                 %                              22%

Emerging Growth Fund                                         %                               289%
Growth Fund                                                  %                               67%
Income Equity Fund                                           %                               69%
International Equity Fund                                     %                              72%
Small Cap Value Fund                                          %                              N/A
Value Momentum Fund                                           %                              7%
Bond Fund                                                     %                              16%
California Intermediate Tax-Free Bond Fund                    %                              23%
Intermediate-Term Bond Fund                                   %                              51%

           The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

                                   VALUATION



           As disclosed in the Prospectuses, each Money Market Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 1:00 p.m., Pacific Time (4:00 p.m. Eastern Time) and 10:00 a.m. Pacific Time (1:00 p.m. Eastern Time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). As disclosed in the Prospectuses, each Equity Fund's and Fixed Income Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 1:00 p.m., Pacific Time (4:00 p.m. Eastern Time) on days on which the New York Stock Exchange is open for business (also "Business Days").

VALUATION OF THE MONEY MARKET FUNDS


           The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates.

           HighMark Funds' Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of a Fund, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share based on available market quotations.


VALUATION OF THE EQUITY FUNDS AND THE FIXED INCOME FUNDS


           Except as noted below, investments by the Equity Funds and the Fixed Income Funds in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to each such Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


           Purchases and redemptions of shares of the Money Market Funds may be made on days on which both the New York Stock Exchange and the Federal Reserve wire systems are open for business. Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.


           It is currently HighMark Funds' policy to pay redemptions in cash. HighMark Funds retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds other than the Money Market Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.


           HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.


           If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.


           Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and transfer agent will each employ reasonable procedures to confirm that instructions, communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

           Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

           Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

           Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

REDEMPTION BY CHECKWRITING

           Checkwriting is available to Shareholders of the Money Market Funds who have purchased Retail Shares directly from the Funds without the help of an investment professional. HighMark Funds will provide Shareholders of record, upon request and without charge, with checks drawn on the Fund in which they have an account. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

           Checks drawn on the Money Market Funds may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as in the case with bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-800-433-6884, and mail the completed form and signature card to the transfer agent at P. O. Box 8416, Boston, Massachusetts 02266-8416. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. As of the date of this Supplement, the overdraft fee was $20. Shareholders are permitted to write a maximum of five checks per month. A charge of $25 will be assessed to the account of a Shareholder who writes more than the permitted maximum amount of checks per month. Shareholders may not use a check to close their account.

SALES CHARGES

           FRONT-END SALES CHARGES. The commissions shown in the Prospectuses apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

           CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the six year period. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

           In calculating the sales charge rates applicable to current purchases of a Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of a Fund and other funds of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

           The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

           LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

           RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of the Funds sold subject to a comparable sales charge.

           To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

           FRONT-END SALES CHARGE WAIVERS. The following categories of investors may purchase Class A Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

                     (1) Existing holders of Class A Shares of a Fund upon the reinvestment of dividend and capital gain distributions on those Shares;

                     (2) Investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A. or their affiliates, or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf;

                     (3)  State and local governments;

                     (4) Individuals who have received distributions from employee benefit trust accounts administered by Union Bank of California who are rolling over such distributions into an individual retirement account administered by or for which the Bank serves as trustee or custodian. All subsequent purchases into the Funds made by such individuals will be subject to the appropriate sales charge;

                     (5) Individuals who purchase Class A Shares with proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California;

                     (6) Individuals who purchase Class A Shares with proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account;

                     (7) Investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent;

                     (8) Investors purchasing Class A Shares with proceeds from a redemption of Shares of another open-end investment company (other than HighMark Funds) on which a sales charge was paid. Satisfactory evidence of the purchaser's eligibility must be provided at the time of purchase (e.g., a confirmation of the redemption);

                     (9) Brokers, dealers and agents who are purchasing for their own account and who have a sales agreement with the Distributor, and their employees (and their spouses and children under the age of 21);

                     (10) Investors purchasing Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh) sponsored by Union Bank of California or any other parties;

                     (11) Purchasers of Class A Shares of the Growth Fund that are sponsors of other investment companies that are unit investment trusts for deposit by such sponsors into such unit investment trusts, and to purchasers of Class A Shares of the Growth Fund that are holders of such unit investment trusts that invest distributions from such investment trusts in Class A Shares of the Growth Fund;

                     (12) Present and retired trustees of the Funds and directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds; and

                     (13) Investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

                     (14) Investors who purchased Class A Shares without the assistance of an investment professional (Fund Direct accounts) between May 15, 1998 and August 31, 1998. All subsequent purchases of Class A Shares may be made with no sales charge.

           With regard to categories 2 through 12 and 14 above, the Distributor must be notified that the purchase qualifies for a sales charge waiver at the time of purchase.

           REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

           All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

           CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

ADDITIONAL FEDERAL TAX INFORMATION

           Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.


           If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

           If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.


           Any dividend declared by a Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

           If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

           Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

           If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

           A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

           The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.


           The foregoing discussion and the one below regarding the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund under "Federal Taxation" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

           FEDERAL TAXATION. As indicated in their respective Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund are designed to provide individual Shareholders with current tax-exempt interest income. Neither of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Nor are the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund designed for investors seeking maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.


           The Code permits a regulated investment company that invests at least 50% of its total assets in tax-free Municipal Securities (at the close of each quarter of the Fund's taxable year) to pass through to its investors, tax-free, net Municipal Securities interest income to the extent such interest would be exempt if earned directly. Because the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund intend to be qualified to pay such exempt-interest dividends, these Funds will be limited in their ability to enter into taxable transactions, such as forward commitments, repurchase agreements, securities lending transactions, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all of such Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof derived from interest excludable from gross income and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but the aggregate of such dividends may not exceed the net Municipal Securities interest received by the Fund during the taxable year. In the case of each of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund the percentage of the dividends paid for any taxable year that qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends during such year, regardless of the period for which the Shares were held.

           Exempt-interest dividends may be treated by Shareholders of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund as items of interest excludable from their gross income. However, each such Shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would remain excludable if such Shareholder were treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. In addition, exempt-interest dividends may be taxable for federal alternative minimum tax purposes and for state and local purposes.

           The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will distribute substantially all of any investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Distributions of such income will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations is not expected to apply to such distributions.

           Distributions designated by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund as deriving from net gains on securities held for more than one year will be taxable to a Fund Shareholder as such, regardless of how long a time the Shareholder held the Fund's Shares. Such distributions will not be eligible for the dividends-received deduction. If a Shareholder disposes of Shares in a Fund at a loss before holding such Shares for longer than six months, such loss will be disallowed to the extent of any exempt-interest dividends paid thereon, and any remaining loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.

           Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Fund).

           Like the other Funds, if for any taxable year the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund does not qualify for the special tax treatment afforded regulated investment companies, all of such Fund's taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to Shareholders), and Municipal Securities interest income, although not taxable to the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund, would be taxable to Shareholders as ordinary income when distributed as dividends.

           Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be subject to the tax laws of such states or localities. For a summary of certain California tax considerations affecting the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund, see "California Taxation" below.

           As indicated in their Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of each Fund is to limit its acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on such Municipal Securities will be tax-exempt to the Fund. There is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences that may result from the acquisition of many of the types of puts that the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund could acquire under the 1940 Act. Therefore, although they will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the relevant Fund.

           CALIFORNIA TAXATION. Under existing California law, if the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund continue to qualify for the special federal income tax treatment afforded regulated investment companies and if at the end of each quarter of each such Fund's taxable year at least 50% of the value of that Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation ("California Exempt-Interest Securities"), Shareholders of that Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from that Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund not exceeding the interest received by the Fund during the taxable year on California Exempt-Interest Securities (less direct and allocated expenses, which includes amortization of acquisition premium) and so designated by written notice to Shareholders within 60 days after the close of that taxable year.

           Distributions, other than of "California exempt-interest dividends," by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will also be subject to California personal income taxation. In general, California nonresidents, other than certain dealers, will not be subject to California personal income taxation on distributions by, or on gains from the redemption or sale of, Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund unless those Shares have acquired a California "business situs." (Such California nonresidents may, however, be subject to other state or local income taxes on such distributions or gains, depending on their residence.) Short-term capital losses realized by shareholders from a redemption of shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such Shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued in order to purchase or carry Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund for any taxable year of a Shareholder during which the Fund distributes "California exempt-interest dividends."

           A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to Shareholders annually.

           The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Shareholders of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. This summary does not describe the California tax treatment of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. In addition, no attempt has been made to present a detailed explanation of the California personal income tax treatment of the Fund's Shareholders. Accordingly, this discussion is not intended as a substitute for careful planning. Further, "California exempt-interest dividends" are excludable from income for California personal income tax purposes only. Any dividends paid to Shareholders subject to California corporate franchise tax will be taxed as ordinary dividends to such Shareholders, notwithstanding that all or a portion of such dividends is exempt from California personal income tax. Accordingly, potential investors in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California tax situation, in general.

FOREIGN TAXES


           Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

                          MANAGEMENT OF HIGHMARK FUNDS


TRUSTEES AND OFFICERS

           Overall responsibility for management of each Fund rests with the Trustees of HighMark Funds, who are elected by HighMark Funds' Shareholders. There are currently six Trustees, one of whom is an "interested persons" of HighMark Funds within the meaning of that term under the 1940 Act.


           The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations.

           The Trustees and officers of HighMark Funds, their addresses and principal occupations during the past five years are set forth below.

                                      POSITION(s) HELD                       PRINCIPAL OCCUPATION
NAME AND ADDRESS                      WITH HIGHMARK FUNDS                    DURING PAST 5 YEARS
----------------                      -------------------                    -------------------
Thomas L. Braje                       Trustee, Vice Chairman                 Prior to retirement in October 1996,
One Freedom Valley Dr.                                                       Vice President and Chief Financial
Oaks, PA  19087                                                              Officer of Bio Rad Laboratories, Inc.
Date of Birth:  6/7/43

David A. Goldfarb                     Trustee, Chairman                      Partner, Goldfarb & Simens, Certified
One Freedom Valley Dr.                                                       Public Accountants.
Oaks, PA  19087
Date of Birth:  8/2/42

Joseph C. Jaeger                      Trustee                                Prior to retirement in June 1998, Senior
One Freedom Valley Dr.                                                       Vice President and Chief Financial
Oaks, PA  19087                                                              Officer, Delta Dental Plan of
Date of Birth:  8/21/35                                                      California.

Frederick J. Long                     Trustee                                President and Chief Executive Officer,
One Freedom Valley Dr.                                                       Acordia West and Acordia Northwest Inc.
Oaks, PA  19087                                                              (each an insurance brokerage firm).
Date of Birth:  9/17/35

Michael L. Noel                       Trustee                                President, Noel Consulting Company since
One Freedom Valley Dr.                                                       1998.  From 1991 to 1997, Member of the
Oaks, PA  19087                                                              Board of Trustees of Stepstone Funds.
Date of Birth:  4/5/41                                                       Prior to retirement in December 1994,
                                                                             Senior Vice President and Chief
                                                                             Financial Officer, Southern California
                                                                             Edison Company; Director of Amerwest
                                                                             Company, and SCAN Health Plan; Chairman
                                                                             of the Board of Directors of Current
                                                                             Income Shares, Inc.
Robert M. Whitler*                    Trustee                                Director, Current Income Shares, Inc.
One Freedom Valley Dr.                                                       Prior to retirement in 1996, Executive
Oaks, PA  19087                                                              Vice President and head of Union Bank's
Date of Birth:  9/11/38                                                      Financial Management and Trust Services
                                                                             Group and a member of the bank-wide
                                                                             Executive Policy Committee.

Paul L. Smith                         Member Advisory Board                  Member of the Board of Trustees of
One Freedom Valley Dr.                                                       Stepstone Funds from 1991 to

Oaks, PA  19087                                                              1997.
Date of Birth:  4/25/18

William R. Howell                     Member Advisory Board                  Director, Current Income Shares, Inc.
One Freedom Valley Dr.                                                       from 1973 until retirement in 1998.
Oaks, PA  19087                                                              Chairman of the Board of Trustees of
Date of Birth:  2/28/22                                                      Stepstone Funds from 1991 to 1997.

Mark E. Nagle                         President and Chief Executive          Vice President and Controller, Funds
530 East Swedesford Road              Officer                                Account, Vice President of the
Wayne, PA  19087                                                             Administrator and Distributor, employee
Date of Birth:  10/20/59                                                     since November 1996.  From 1995 to 1996,
                                                                             Vice President of Fund Accounting of
                                                                             BISYS Fund Services.  Prior to 1995,
                                                                             Senior Vice President for Fidelity
                                                                             Investments since 1981.

Robert DellaCroce                     Controller and Chief                   CPA, Director of Fund Resources,
530 East Swedesford Road              Financial Officer                      employee since 1994.  Prior to 1994,
Wayne, PA  19087                                                             senior manager for Arthur Andersen.
Date of Birth:  12/17/63

Kevin P. Robins                       Vice President and Secretary           Employee since 1992.  Prior to 1992,
1 Freedom Valley Drive                                                       associate with Morgan Lewis & Bockius
Oaks, PA  19456                                                              since 1988.
Date of Birth:  4/15/61


*Indicates an "interested person" of HighMark Funds as defined in the 1940 Act.


Todd Cipperman                        Vice President and Assistant           Employee since 1995.  From 1994 to May
1 Freedom Valley Drive                Secretary                              1995, associate with Dewey Ballantine.
Oaks, PA  19456                                                              Prior to 1994, associate with Winston &
Date of Birth:  2/14/66                                                      Strawn.


Lydia A. Gavalis                      Vice President and Assistant           Vice President and Assistant Secretary
1 Freedom Valley Drive                Secretary                              of SEI Investments Company, employee
Oaks, PA  19456                                                              since 1998.  Prior to 1998, Assistant
Date of Birth:  10/30/48                                                     General Counsel and Director of
                                                                             Arbitration, Philadelphia Stock
                                                                             Exchange.

Lynda J. Striegel                     Vice President and Assistant           Vice President and Assistant Secretary
1 Freedom Valley Drive                Secretary                              of SEI Investments Company, employee
Oaks, PA  19456                                                              since 1998.  From 1997 to 1998, Senior
Date of Birth:  10/30/48                                                     Assets Management Counsel, Barnett
                                                                             Banks, Inc. From 1996 to 1997, Partner,
                                                                             Groom and Nordberg, Chartered.  Prior to
                                                                             1995, Associate General Counsel, Riggs
                                                                             Bank, N.A.

Kathy Heilig                          Vice President and Assistant           Treasurer of SEI Investments Company,
1 Freedom Valley Drive                Secretary                              employee since 1987.
Oaks, PA  19456
Date of Birth:  12/21/58


James R. Foggo                        Vice President and Assistant           Vice President and Assistant Secretary
1 Freedom Valley Drive                Secretary                              of the Administrator and the
Oaks, PA  19456                                                              Distributor, employee since 1998.  In
Date of Birth:  6/30/64                                                      1998, associate Paul Weiss, Rifkind,
                                                                             Wharton & Garrison.  From 1995 to 1998,
                                                                             associate, Baker & McKenzie.  Prior to
                                                                             1995, associate, Battle Fowler, L.L.P.



           The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Nagle, Robins, Cipperman, DellaCroce and Foggo, and Ms. Striegel, Ms. Gavalis and Ms. Heilig are employees and officers of SEI Investments Company. While SEI Investments Mutual Funds Services is a distinct legal entity from SEI Investments Distribution Co., SEI Investments Mutual Funds Services is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Investments Mutual Funds Services are both controlled by the same ultimate parent company, SEI Investments Company.


           During the fiscal year ended July 31, 1999, fees paid to the disinterested Trustees for their services as Trustees aggregated $_______. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 1999:

            (1)                   (2)                          (3)                       (4)                       (5)
          Name of              Aggregate                   Pension or             Estimated Annual         Total Compensation
          Trustee            Compensation                  Retirement               Benefits Upon               from Fund
                              from Group                Benefits Accrued             Retirement              Complex Paid to
                                                         as Part of Fund                                        Trustees
                                                            Expenses
          ------              ---------                     --------                 ----------                 --------
Thomas L. Braje                        $                      None                      None                         $
David A. Goldfarb                      $                      None                      None                         $
Joseph C. Jaeger                       $                      None                      None                         $
Frederick J. Long                      $                      None                      None                         $
Michael L. Noel                        $                      None                      None                         $
Robert M. Whitler                      $                      None                      None                         $
William R. Howell*                     $                      None                      None                         $
Paul L. Smith*                         $                      None                      None                         $
*Members of Advisory Board.


           The Advisory Board to the Board of Trustees is responsible for providing monitoring services and evaluating issues affecting the HighMark Funds pursuant to the direction of the Board of Trustees, and consulting and providing advice to the Board of Trustees regarding those issues.


INVESTMENT ADVISER

           Investment advisory and management services are provided to each of the Funds by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). Prior to September 1, 1998, Pacific Alliance, a division of Union Bank of California, N.A., served as the Funds' investment adviser. On September 1, 1998, Pacific Alliance was reorganized into a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, creating HighMark Capital Management, Inc. HighMark Capital Management is a California corporation registered under the Investment Adviser's Act of 1940. Union Bank of California serves as custodian for each of the Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. Union Bank of California also serves as sub-administrator to each of the Funds pursuant to an agreement with SEI Investments Mutual Funds Services. See "Manager and Administrator" below.

           Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that

Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

           Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

           The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

           On April 1, 1996, the Bank of California, N.A., HighMark Funds' then-investment adviser, combined with Union Bank and the resulting bank changed its name to Union Bank of California, N.A. At the same time, the banks' investment management divisions were combined. Each of the Bank of California and Union Bank (or its predecessor bank) has been in banking since the early 1900's, and historically, each has had significant investment functions within its trust and investment division. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo - Mitsubishi, Ltd.

           For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from each Fund as described in that Fund's Prospectus.

           For the fiscal years ended July 31, 1999, July 31, 1998, July 31, 1997, and January 1, 1997, HighMark Capital Management, Inc., or its predecessors, received the following investment advisory fees:

                                Fiscal Year Ended

                                                 July 31, 1999         July 31, 1998            July 31, 1997          January 31,
                                              -------------------   ------------------       ------------------      --------------
1997(1)
--------
                                            Additional              Additional               Additional                 Additional
                                                Amount                  Amount                   Amount                     Amount
                                   Paid         Waived    Paid          Waived    Paid           Waived       Paid          Waived
                               -----------    ---------  --------     ---------  --------       ---------   ---------    ---------
Balanced Fund                                            $2,602,642       N/A   $1,025,689         N/A   $1,630,000            N/A
Emerging Growth Fund                                       $577,471       N/A     $229,671         N/A     $428,000            N/A
Growth Fund                                              $2,265,301       N/A     $666,964    $121,712          N/A            N/A
Income Equity Fund                                       $2,825,963       N/A   $1,986,575        $658          N/A            N/A
International Equity Fund                                  $629,025       N/A     $218,664      $9,751     $413,000        $49,000

Value Momentum Fund                                     $3,952,110       N/A   $1,158,537         N/A   $1,599,000              N/A
Bond Fund                                                 $593,291       N/A     $294,637    $188,247          N/A              N/A
California Intermediate Tax-Free Bond Fund                 $87,732  $245,284         $506     $41,978       $1,000          $49,000
Intermediate-Term Bond Fund                               $863,851       N/A     $388,609         N/A     $711,000              N/A
100% U.S. Treasury Money Market Fund                    $2,383,235  $476,647   $1,377,080    $129,101          N/A              N/A
California Tax-Free Money Market Fund                     $462,600  $925,201     $124,611    $266,840     $126,000      $265,000(2)
Diversified Money Market Fund                           $6,250,527       N/A   $2,181,976         N/A   $2,773,000              N/A
U.S. Government Money Market Fund                         $906,618       N/A     $838,857         N/A          N/A              N/A



           (1) See "ADDITIONAL INFORMATION - Miscellaneous" for an explanation of the different fiscal year ends for each Fund.

           (2) Each of these Funds is the accounting survivor of a reorganization of two mutual funds. All fees paid by these Funds (or sub-advisory fees paid with respect to these Funds) for a fiscal year end of January 31 represent the fees paid by the accounting survivor prior to the reorganization.


THE SUB-ADVISERS

           EMERGING GROWTH FUND. The Adviser and Bank of Tokyo-Mitsubishi Trust Company ("BTMT") have entered into a sub-advisory agreement which relates to the Emerging Growth Fund. The Adviser and AXA Asset Management Partenaires ("AXA") have entered into a sub-advisory agreement which relates to the International Equity Fund. Prior to January 1, 1998, Tokyo-Mitsubishi Asset Management (U.K.), Ltd. ("TMAM") served as the International Equity Fund's Sub-Adviser. The Adviser and Brandes Investment Partners LP ("Brandes") have entered into a sub-advisory agreement which relates to the Small Cap Value Fund (BTMT, together with AXA and Brandes, are hereafter collectively, the "Sub-Advisers").

           Under its sub-advisory agreement, BTMT is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Emerging Growth Fund. Such fee is paid by the Adviser, and BTMT receives no fees directly from a Fund. For the fiscal years ended July 31, 1999, July 31, 1998, and July 31, 1997, BTMT received the following sub-advisory fees:

                                          1999                1998                 1997
                                          ----                ----                 ----
                                          $_________          $36,920              $143,545


           For the fiscal year ended January 31, 1997, BTMT, or its predecessor, Bank of Tokyo Trust Company received sub-advisory fees of $267,497.

           INTERNATIONAL EQUITY FUND. Under its sub-advisory agreement, AXA is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the International Equity Fund. Such a fee is paid by the Adviser, and AXA receives no fees directly from the International Equity Fund. For the fiscal year ended July 31, 1999 and for the period from January 1, 1998 to July 31, 1998, AXA received sub-advisory fees of

$__________ and $192,406, respectively. For the period from August 1, 1997 to December 31, 1997, TMAM received sub-advisory fees of $59,319. For the period ended July 31, 1997 and the fiscal year ended January 31, 1997, TMAM received sub-advisory fees of $72,131 and $145,865, respectively, with respect to the International Equity Fund.

           AXA operates as a subsidiary of the AXA Group. AXA was established in 1994.

           SMALL CAP VALUE FUND. Under its sub-advisory agreement, Brandes is entitled to a fee which is calculated and paid monthly at the annual rate of
 .50% of the average of the market value of the assets of the Small Cap Value Fund allocated to Brandes. Such fee is paid by the Adviser, and Brandes receives no fees directly from the Small Cap Value Fund. For the fiscal year ended July 31, 1999, Brandes received sub-advisory fees of $__________.

PORTFOLIO TRANSACTIONS

           Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Bond Fund, the Intermediate-Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund and the California Tax-Free Money Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Growth Fund, the Income Equity Fund, the Value Momentum Fund, the Emerging Growth Fund, the International Equity Fund and the Small Cap Value Fund will generally involve the payment of a brokerage fee. Portfolio transactions for the Balanced Fund may be principal transactions or involve the payment of brokerage commissions. While the Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

           Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Advisers in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser or the Sub-Advisers may receive orders for transactions by HighMark Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Advisers and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Advisers in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

           Upon adoption by the Board of Trustees of certain procedures pursuant to Rule 17e-1 under the 1940 Act, HighMark Funds may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

           Investment decisions for each Fund of HighMark Funds are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub-Advisers. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Advisers believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for HighMark Funds, the Adviser or the Sub-Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Advisers, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.


         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                               Fiscal Year Ended

                                         July 31, 1999             July 31, 1998            July 31, 1997       January 31, 1997
                                         -------------             -------------            -------------       ----------------
Balanced Fund                                                           $205,232                  $64,473               $159,120
Emerging Growth Fund                                                    $447,405                 $170,553               $206,286
Growth Fund                                                             $465,576                 $334,472                    N/A
Income Equity Fund                                                      $638,230                  $97,957                    N/A
International Equity Fund                                               $389,285                  $58,381               $107,379
Value Momentum Fund                                                     $248,933                 $118,620               $122,239

ADMINISTRATOR AND SUB-ADMINISTRATOR

           SEI Investments Mutual Funds Services (the "Administrator") serves as administrator to each of the Funds pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").


           SEI Investments Mutual Funds Services is a Delaware business trust whose sole beneficiary is SEI Investments Management Corporation. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investment Company ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other institutional mutual funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, Boston 1784(R) Funds, The Advisers' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, Monitor Funds, TIP Funds, ARK Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, TIP Institutional Funds, ARMADA Funds, The Expedition Funds and Oak Associates Funds.


           Pursuant to the Administration Agreement, the Administrator provides the Group with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to Union Bank of California, N.A.


           The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Funds. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Funds.

           For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

                              Fiscal Year Ended

                                                       July 31, 1999          July 31, 1998
                                                  ----------------------   -------------------
                                                Additional                 Additional
                                                    Amount                     Amount



Balanced Fund                                                  $767,123      $100,424     $255,346
Emerging Growth Fund                                           $129,931       $14,437      $36,978
Growth Fund                                                    $669,261       $85,839     $204,315
Income Equity Fund                                             $847,789       $94,199     $605,282
International Equity Fund                                      $119,187       $13,243          N/A
Value Momentum Fund                                          $1,185,633      $131,737     $298,886
Bond Fund                                                      $213,585       $23,732     $101,712
California Intermediate Tax-Free Bond Fund                     $117,410       $15,796      $11,833
Intermediate-Term Bond Fund                                    $310,986       $34,554     $118,137
100% U.S. Treasury Money Market Fund                         $1,715,929      $190,659     $815,457
California Tax-Free Money Market Fund                          $832,681       $92,520     $207,633
Diversified Money Market Fund                                $3,750,316      $416,702   $1,141,740
U.S. Government Money Market Fund                              $543,971       $60,441     $439,141


                                                           July 31, 1997       January 31, 1997
                                                        ------------------     -------------------
                                                        Additional             Additional
                                                            Amount                 Amount           Pa
                                                                                                ------


Balanced Fund                                              $29,410     $342,000       N/A
Emerging Growth Fund                                        $3,072      $67,000       N/A
Growth Fund                                                $22,032          N/A       N/A
Income Equity Fund                                         $17,907          N/A       N/A
International Equity Fund                                      N/A      $60,000       N/A
Value Momentum Fund                                        $22,063     $336,000       N/A
Bond Fund                                                  $25,352          N/A       N/A
California Intermediate Tax-Free Bond Fund                  $2,604      $13,000       N/A
Intermediate-Term Bond Fund                                 $8,143     $179,000       N/A
100% U.S. Treasury Money Market Fund                       $45,215          N/A       N/A
California Tax-Free Money Market Fund                      $15,291     $164,000       N/A
Diversified Money Market Fund                              $88,254   $1,163,000       N/A
U.S. Government Money Market Fund                          $14,294          N/A       N/A


           The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 1999. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2000. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to a particular Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

           The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

           The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.05% of each Fund's average daily net assets.

GLASS-STEAGALL ACT

           In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complies with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

           The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. Union Bank of California, N.A. also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.


           Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.


SHAREHOLDER SERVICES PLANS

           HighMark Funds has adopted two Shareholder Services Plans, one for Fiduciary Class and Class A Shares, one for Class B Shares (collectively, the "Services Plans") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi, Ltd., Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of a Fund. In consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of a Fund, pursuant to each plan. A service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Class A Shares of the Income Equity Fund, Growth Fund, Small Cap Value Fund and Balanced Fund, 0.03% for the Class A Shares of the Intermediate-Term Bond Fund, 0.01% for the Class A Shares of the Bond Fund, and 0.00% for the Class A Shares of the Value Momentum Fund, Emerging Growth Fund and California Intermediate Tax-Free Bond Fund.

           The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of a Fund.

           As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark Funds on behalf of the Shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

SHAREHOLDER SERVICING AGREEMENT

           HighMark Capital Management, Inc., HighMark Funds and the California Department of Personnel have entered into a shareholder servicing agreement pursuant to which HighMark Capital Management is to pay compensation to the California Department of Personnel for providing certain shareholder support services to plan participants in the State of California

Savings Plus Program ("Plan Participants") who are the beneficial or record owners of Shares of the Fund. In consideration for such services, the California Department of Personnel is compensated by the Advisor at an annual rate of 0.10% on net assets of the Value Momentum Fund held in the Thrift Plan and Deferred Compensation Plan in the State of California Savings Plus Program.

           The servicing agreement adopted requires the California Department of Personnel to perform certain shareholder support services as set forth in the Servicing Agreement with respect to the beneficial or record owners of Class I Shares of the Value Momentum Fund.

           California Department of Personnel has agreed to provide certain shareholder support services in connection with the Class I Shares of the Value Momentum Fund. Such shareholder support services may include, but are not limited to, (i) maintaining separate records for each Plan Participant with respect to the Value Momentum Fund, which records shall reflect shares purchased and redeemed and share balances, (ii) transmitting to the Value Momentum Fund purchase and redemption orders on behalf of Plan Participants,
(iii) preparing and transmitting to Plan Participants periodic account statements showing the total number of shares owned by them as of the statement closing date, purchases and redemptions of Fund shares by the plan participant during the period covered by the statement and the dividends and other distributions paid to the plan participant during the statement period (whether paid in case or reinvested in Fund shares), and (iv) transmitting to plan participants proxy materials, reports and other information required to be sent to shareholders under the federal securities laws received by the California Department of Personnel from the Value Momentum Fund.

EXPENSES

           HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

DISTRIBUTOR

           SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Funds pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Class and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between HighMark Funds and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

           Unless terminated, the Distribution Agreements will continue in effect until July 31, 1999 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

           THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class B Shares, pursuant to the Class B Distribution Plan, seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class C Shares, pursuant to the Class C Distribution Plan and fifty-five one-hundredths of one percent (0.55%) of the average daily net assets attributable to that Fund's Class S Shares, pursuant to the Class S Distribution Plan. The Distributor has agreed to waive its fees to 0.00% of the average daily net assets of the Intermediate-Term Bond Fund, the Bond Fund and the California Intermediate Tax-Free Bond Fund.

           For the fiscal year ended July 31, 1999, the Distributor received the following distribution fees with respect to the sale of Class A Shares and Class B Shares from the following Funds:

Fund                                                          Class A Shares                 Class B Shares
----                                                          --------------                 --------------
Balanced Fund                                                 $                              $
Growth Fund                                                   $                              $
Income Equity Fund                                            $                              $
Value Momentum Fund                                           $                              $
100% U.S. Treasury Money Market Fund                          $                              $
California Tax-Free Money Market Fund                         $                              $
Diversified Money Market Fund                                 $                              $
U.S. Government Money Market Fund                   $                              $

*Class C and Class S Shares were not offered as of July 31, 1999.

           The Distributor may use the distribution fee applicable to a Fund's Class A, Class B, Class C and Class S Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class B, Class C and Class S Shares or to provide Shareholder services to the holders of the Fund's Class A, Class B, Class C and Class S Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A, Class B, Class C and Class S Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning a Fund's Class A, Class B, Class C and Class S Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

           Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

           The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.

           In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C or Class S Shares of that

Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of that Fund's Retail Shareholders. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

           Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of such disinterested persons.

TRANSFER AGENT AND CUSTODIAN SERVICES

           State Street Bank and Trust Company performs transfer agency services for the Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). As each Fund's transfer agent, State Street Bank and Trust Company processes purchases and redemptions of each Fund's Shares and maintains each Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholders's account.

           Under the Transfer Agency Agreement, HighMark Funds has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 per Retail class/per Fund. The Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of $15,000 per Fiduciary class/per Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

           Union Bank of California, N.A. serves as custodian to the Funds pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

           Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

AUDITORS

           The financial statements of HighMark Funds for the period ended July 31, 1999, incorporated by reference into this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent accountants, as set forth in their report also incorporated by reference into this Statement of Additional Information, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

LEGAL COUNSEL

           Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

           HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of fourteen series of Shares, representing units of beneficial interest in the Growth Fund, the Income Equity Fund, the Balanced Fund, the Value Momentum Fund, the Emerging Growth Fund, the International Equity Fund, the Small Cap Value Fund, the Bond Fund, the Intermediate-Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S.

Treasury Money Market Fund, and the California Tax-Free Money Market Fund. Pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds have been divided into six classes of Shares, designated Class A, Class B, Class C and Class S Shares (collectively, "Retail Shares"), Class I Shares and Fiduciary Shares. The Trustees of HighMark Funds have determined that currently no conflict of interest exists between the Class A, Class B, Class C and Class S shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act"), and state laws, will seek to ensure that no such conflict arises.

           Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

           As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

           Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

           Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

           Although not governed by Rule 18f-2, Retail Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

           Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

           The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

THE REORGANIZATION OF THE IRA FUND AND HIGHMARK FUNDS

           As of June 23, 1988, pursuant to an Agreement and Plan of Reorganization between the IRA Fund, HighMark Funds, and the Bank of California, substantially all of the assets of the IRA Fund's Income Equity Portfolio, and Bond Portfolio were transferred to HighMark Funds' Income Equity Fund, and Bond Fund, respectively, in exchange for such Fund's

Shares, and substantially all of the assets of the IRA Fund's Short Term Portfolio were transferred to one or more of HighMark Funds' Money Market Funds in exchange for Shares of such Money Market Fund or Funds. Prior to June 23, 1988, the aggregate total return and average annual total return of the Bond Fund and Income Equity Fund reflect the aggregate total return and average annual total return of the IRA Fund Bond Portfolio and the IRA Fund Income Equity Portfolio, respectively. The IRA Fund Bond Portfolio and the IRA Fund Income Equity Portfolio both received investment advice from the same division of the Bank of California subsequently known as Pacific Alliance Capital Management and eventually reorganized as HighMark Capital Management, Inc. and had investment objectives, policies and restrictions substantially similar to those of the Bond Fund and the Income Equity Fund, respectively. However, potential investors should be aware that both the nature and amount of fees and expenses of the IRA Fund Bond Portfolio and the Bond Fund and those of the IRA Fund Income Equity Portfolio and the Income Equity Fund differ.

CALCULATION OF PERFORMANCE DATA

           From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Funds and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Funds and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Times, USA. Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of each of the Funds.

           From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds. In addition, the California Tax- Free Fund may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

           The 7-day yield of each class of Shares of a Fund was computed by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of that class over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The 7-day effective yield of each class of Shares of a Fund represents a compounding of the yield of that class by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

           The yield and effective yield for the seven-day period ending July 31, 1997, for the Money Market Funds are shown below:

                                                                   Yield                 Effective Yield
                                                    ----------------------------- ------------------------------
                                                    Class A   Class B   Fiduciary  Class A   Class B   Fiduciary
                                                    -------   -------   ---------  -------   -------   ---------
100% U.S. Treasury Money Market Fund                     %         %          %                   %         %            %
California Intermediate Tax-Free                         %         %          %                   %         %            %
  Money Market Fund
Diversified Money Market Fund                            %         %          %                   %         %            %
U.S. Government Money Market Fund                        %         %          %                   %         %            %

*No performance information is presented for Class S Shares because they had commenced operations as of July 31, 1999.

           The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

           Standardized Yield = 2 [(a-b + 1)(6) - 1]

                           ---
                           cd

The symbols above represent the following factors:

a =        dividends and interest earned during the 30-day period.
b =        expenses accrued for the period (net of reimbursements).

c= the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.

d= the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.


           The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. Because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

           The yield and effective yield for the 30-day period ending July 31, 1999, for the Money Market Funds and Fixed Income Funds are shown below:

                                                                   Yield                         Effective Yield
                                                    -----------------------------------  -------------------------
                                                    Class A   Class B   Fiduciary  Class A   Class B     Fiduciary
                                                    -------   -------   ---------  -------   -------     ---------
100% U.S. Treasury Money Market Fund                     %         %          %                   %         %            %
California Intermediate Tax-Free Money                   %         %          %                   %         %            %
  Market Fund
Diversified Money Market Fund                            %         %          %                   %         %            %
U.S. Government Money Market Fund                        %         %          %                   %         %            %
Bond Fund
California Intermediate Tax-Free Bond Fund               %         %          %                   %         %            %
Intermediate Term Bond Fund                              %         %          %                   %         %            %


           The tax-equivalent yield of each class of Shares of the California Tax-Free Fund was computed by dividing that portion of the yield of that class that is tax-exempt by 1 minus the stated income tax rate (or rates) and adding the product to that portion, if any, of the yield of the Class that is not tax-exempt. The tax-equivalent effective yield of each class of Shares was computed by dividing that portion of the effective yield of that class which is tax-exempt by 1 minus the stated income tax rate (or rates) and adding to that portion, if any, of the effective yield of that class that is not tax-exempt.

           The tax-equivalent yield and tax-equivalent effective yield for the California Tax-Free Money Market Fund for the 7-day and 30-day periods ended July 31, 1999 are shown below:

                                                    Tax-Equivalent                           Tax-Equivalent
                                                         Yield                                    Yield
                                                    ---------------                          ---------------
                                               Class A             Fiduciary            Class A             Fiduciary
                                               -------             ---------            -------             ---------
Using a 39.6% Fed. Income Tax Rate
----------------------------------
  a.  7-day                                          %                       %                 %                      %
  b.  30-day                                         %                       %                 %                      %

Using a 39.6% Fed. Income Tax
Rate and 11% Cal. Personal
Income Tax Rate
----------------------------------
  a.  7-day                                          %                       %                 %                      %

  b.  30-day                                         %                       %                 %                      %


           The tax-equivalent yield and tax-equivalent effective yield for the California Intermediate Tax-Free Bond Fund for the 30-day period ended July 31, 1999 are shown below:


                                                    Tax-Equivalent                           Tax-Equivalent
                                                        Yield                                    Yield
                                                    --------------                           --------------
                                               Class A             Fiduciary            Class A             Fiduciary
                                               -------             ---------            -------             ---------
Using a 39.6% Fed. Income Tax Rate                   %                       %                 %                      %

Using a 39.6% Fed. Income Tax
Rate and 11% Cal. Personal
Income Tax Rate                                      %                       %                 %                      %

           Each Fund's respective average annual total return over periods of 1, 5 and 10 years (up to the life of Fund or Class) was calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period (utilizing, when appropriate, performance information from the applicable IRA Fund Portfolio prior to June 23, 1988) that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction o a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

           The performance figures relating to the Class A Shares and Class B Shares reflect the sales charge and distribution fees to which each Class is subject. Because only Class A Shares and Class B Shares bear the expense of the fee, if any, under the Distribution Plan and a sales charge, total return and yield relating to a Fund's Class A Shares and Class B Shares will be lower than that relating to the Funds' Fiduciary Shares. No performance information for Class C Shares and Class I Shares is presented because they had not commenced operations as of July 31, 1999.

The average total return for the Class A Shares of each Fund, computed as of July 31, 1999, is shown in the table below:

                  Average Annual Total Return - Class A Shares

                               Fund/Class
                              Commencement              One                   Five                   Ten               Life of
Fund Name                     of Operations             Year                  Years                 Years                Fund
---------                     -------------             ----                  -----                 -----          --------------
                                                  With     Without      With     Without      With     Without      With    Without
                                                  Sales    Sales        Sales    Sales        Sales    Sales        Sales   Sales
                                                  Load*    Load         Load*    Load         Load*    Load         Load*   Load
                                                  -----    ----         -----    ----         -----    ----         -----   ----
Balanced Fund                 11/13/92            %        %            %        %            %        %            %         %
Emerging Growth Fund                              %        %            %        %            %        %            %         %
Growth Fund                   06/20/94            %%       %            %        %            %        %            %         %
Income Equity Fund            06/20/94            %        %            %        %            %        %            %         %
Small Cap Value Fund          09/17/98            %        %            %        %            %        %            %         %
Value Momentum Fund           04/02/94            %        %            %        %            %        %            %         %
Bond Fund                     06/20/94            %        %            %        %            %        %            %         %
California Intermediate       10/15/93            %        %            %        %            %        %            %         %
  Tax-Free Bond Fund
Intermediate-Term Bond        02/03/92            %        %            %        %            %        %            %         %
  Fund
100% U.S Treasury             12/01/90            %        %            %        %            %        %            %         %
  Money Market Fund
California Tax-Free           06/25/91            %        %            %        %            %        %            %         %
Money Market Fund
Diversified Money Market      05/28/91            %        %            %        %            %        %            %         %
  Fund
U.S. Government Money         12/01/90            %        %            %        %            %        %            %         %
  Market Fund

* Reflects maximum sales charge (4.50% for the Equity Funds and 3.00% for the Fixed Income Funds).


The average total return for the Class B Shares of each Fund, computed as of July 31, 1999, is shown in the table below:

                  Average Annual Total Return - Class B Shares

                               Fund/Class
                              Commencement            One                   Five                    Ten                Life of
Fund Name                     of Operations           Year                  Years                   Years                Fund
---------                     -------------      ----------------      ----------------      ---------------       ---------------
                                                 With     Without      With     Without      With     Without      With    Without
                                                 Sales    Sales        Sales    Sales        Sales    Sales        Sales   Sales
                                                 Load*    Load         Load*    Load         Load*    Load         Load*   Load
                                                 -----    ----         -----    ----         -----    ----         -----   ----
Balanced Fund                 02/02/98           %        %            %        %            %        %            %       %
Growth Fund                   02/02/98           %        %            %        %            %        %            %       %
Income Equity Fund            02/02/98           %        %            %        %            %        %            %       %
Small Cap Value Fund          02/02/98           %        %            %        %            %        %            %       %
Value Momentum Fund           02/02/98           %        %            %        %            %        %            %       %

The average total return for the Fiduciary Shares of each Fund, computed as of July 31, 1999, is shown in the table below:

*  Reflects maximum CDSC of 5.00%.

                 Average Annual Total Return - Fiduciary Shares

                             Fund/Class
                             Commencement                One                   Five                  Ten                Life of
Fund Name                    of Operations               Year                  Years                 Years              Fund
---------                    -------------               ----                  -----                 -----              ------
Balanced Fund                 02/01/91                    %                     %                     %                   %
Emerging Growth Fund          02/01/91                    %                     %                     %                   %
Growth Fund                   11/18/93                    %                     %                     %                   %
Income Equity Fund            02/09/84                    %                     %                     %                   %
International Equity Fund     02/01/95                    %                     %                     %                   %
Small Cap Value Fund                                      %                     %                     %                   %
Value Momentum Fund           02/01/91                    %                     %                     %                   %
Bond Fund                     02/15/84                    %                     %                     %                   %
California Intermediate       10/15/93                    %                     %                     %                   %
  Tax-Free Bond Fund
Intermediate-Term Bond        02/01/91                    %                     %                     %                   %
  Fund
100% U.S Treasury             08/10/87                    %                     %                     %                   %
  Money Market Fund
California Tax-Free           06/10/91                    %                     %                     %                   %
  Money Market Fund
Diversified Money Market      02/02/91                    %                     %                     %                   %
  Fund
U.S. Government Money         08/10/87                    %                     %                     %                   %
  Market Fund


           Prior to June 23, 1988 (the date on which the Income Equity Fund and the Bond Fund commenced operations as a result of the reorganization involving the IRA Fund Income Equity Portfolio and the IRA Fund Bond Portfolio, respectively, as described under "ADDITIONAL INFORMATION - The Reorganization of the IRA Fund and HighMark Funds" above), the total return and average annual total return of the Income Equity Fund and the Bond Fund reflects the total return and average annual total return of the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio, respectively. Each IRA Fund Portfolio received investment advice from the same division of the Bank of California subsequently known as Pacific Alliance Capital Management and then reorganized as HighMark Capital Management, Inc, and had substantially similar investment objectives, policies, and restrictions of the Fund into which it was reorganized. However, potential investors in the Income Equity Fund, and the Bond Fund should be aware that both the nature and amount of fees and expenses of the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio differ from the Fund into which the respective IRA Fund Portfolios were reorganized. See "Management of HighMark Funds - Investment Adviser" and the Statements of Operations in the Financial Statements with respect to the Income Equity Fund, and the Bond Fund and the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio for the applicable period ended July 31, 1989 and June 22, 1988 contained in this Statement of Additional Information.

           Because each class of Shares of a Fund has different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

MISCELLANEOUS

           Prior to April 28, 1997, the California Tax-Free Money Market Fund, the Value Momentum Fund, the Emerging Growth Fund, the International Equity Fund, the Intermediate-Term Bond Fund, and the California Intermediate Tax-Free Bond Fund were Stepstone Funds. Prior to operating as HighMark Funds, each Fund had a fiscal year end of January 31 (rather than July 31). Most of the financial and investment information (e.g., fees paid to service providers and portfolio turnover) presented in this Statement of Additional Information and in the Prospectuses is based on a Fund's fiscal year end. Each of these Funds is the accounting survivor of a reorganization of two mutual funds. All fees paid by these Funds (or sub-advisory fees paid with respect to these Funds) for a fiscal year end of January 31 represent the fees paid by the accounting survivor prior to the reorganization. As a result, for each of these Funds, and for the Diversified Money Market Fund and the Balanced Fund, for the fiscal year ended July 31, 1997, the financial and investment information is provided for the period February 1, 1997 through July 31, 1997. Therefore, for these Funds for each prior fiscal year, the financial and investment information is provided for the period February 1 through January 31.

           For all of the other Funds information for a fiscal year is provided for the period August 1 through July 31 (or such other shorter period if the Fund began operations after August 1).

           Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

           HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of

HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

           HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

           The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

           The 1999 Annual Report to Shareholders of HighMark Funds is incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 1999. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.

           The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

           No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.


           As of August 20, 1999, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any Fund of HighMark Funds. As of August 20, 1999, HighMark Funds believes that there was no person who beneficially owned more than 25% of the Class A, Class B or Class C Shares of any Fund.

           As of August 20, 1999, HighMark Funds believes that Union Bank of California was the shareholder of record of 81.91% of the Fiduciary Shares of the Growth Fund, 86.02% of the Fiduciary Shares of the Income Equity Fund, 79.43% of the Fiduciary Shares of the Balanced Fund, 61.77% of the Fiduciary Shares of the Bond Fund, 94.75% of the Fiduciary Shares of the Intermediate-Term Bond Fund, 100% of the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund, 76.50% of the Fiduciary Shares of the Value Momentum Fund, 55.71% of the Fiduciary Shares of the Emerging Growth Fund, 96.50% of the Fiduciary Shares of the U.S. Government Money Market Fund, 98.37% of the Fiduciary Shares of the Diversified Money Market Fund, 94.94% of the Fiduciary Shares of the 100%

U.S. Treasury Money Market Fund and 99.88% of the Fiduciary Shares of the California Tax-Free Money Market Fund.

           As of August 20, 1999, HighMark Funds believes that Bank of Tokyo Trust Company had investment authority with respect to 33.54% of the Fiduciary Shares of the Emerging Growth Fund.

           As of August 20, 1999 HighMark Funds believes that Union Bank of California had investment authority with respect to 39.10% of the Growth Fund Fiduciary Shares, 54.45% of the Income Equity Fund Fiduciary Shares, 48.05% of the Balanced Fund Fiduciary Shares, 51.80% of the Bond Fund Fiduciary Shares, 9.88% of the Value Momentum Fund Fiduciary Shares, and 74.95% of the International Equity Fund Fiduciary Shares.

           The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of August 20, 1999.

                         BALANCED FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Ty & Wei Chen Yeh TTEE                                                               7.86%
Yeh Family Trust
U/A 9/11/91 2048
Studebaker Rd.
Long Beach, CA  90815-3539

                                   BALANCED FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
Nissan 401k Plan                                                                     5.45%
Attn:  Virginia King
P.O. Box 191
Gardena, CA  90248-0191

Nummi Hourly Retirement Plan                                                        10.18%
Attn:  Paige Kanisberg
45500 Fremont Blvd.
Fremont, CA  94538

NEC Savings Plan                                                                     9.60%
8 Old Sod Farm Road
Melville, NY  11747

Union Bank of California Retirement Plan                                            10.48%
350 California Street
San Francisco, CA  94104

Union Bank of California Retirement Plan                                            11.54%
Controllers Division
P.O. Box 45000
San Francisco, CA  94145

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
American Express Trust Company                                                       9.34%
As Agent for NEC Savings and Retirement Plan

Attn:  Nancy Jendro Trust Operations
P.O. Box 534
Minneapolis, MN  55440-0534

PFTC. Trustee Nissan Empl. Sav. Pln.                                                 5.31%
Putnam Investments DCPA
Nissan Motor Corporation
Location 31
P.O. Box 9740
Providence, RI  02940-9740

Lane & Company                                                                      79.43%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

                              EMERGING GROWTH FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
Bank of Tokyo Mitsubishi                                                            40.89%
International Securities and Investments
Attn:  Takoshi Chino, Manager
7-1 Marunouchi 2-Chome
Tokyo 100 Japan

Brother International                                                                8.84%
Attn:  Diane Razillard
100 Somerset Corporate Circle
Somerset, NJ  08807

American Matsushita Electronics Corp.                                                6.79%
1400 West Market Street
Troy, OH  45373

BOT Financial Corporation                                                            6.53%
Attn:  Karen Hurst
125 Summer Street
Boston, MA 02110

Kaneka Texas Corporation                                                             5.06%
Attn:  R.L. Coughran

5161 Underwood Road
Pasadena, TX  77507

Tokio Marine Retirement                                                              5.29%
1101 Park Avenue
New York, NY  10178

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
BOTT Pension                                                                        44.45%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas, Fl. 10
New York, NY  10020-1104

Lane & Company                                                                      55.71%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

                                   GROWTH FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Pembroke Fund Limited                                                               12.60%
Craigmuir Chambers Box 71
Road Town Tortola
British Virgin Islands

                        GROWTH FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
Union Bank of California Retirement Plan                                            12.93%
350 California Street
San Francisco, CA  94104

Union Bank of California 401(k) Plan                                                16.05%
350 California Street
San Francisco, CA  94104

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Lane & Company                                                                      81.91%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

BOTT Pension
c/o Union Bank of Tokyo Trust Company                                               10.28%
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas FL 10
New York, NY  10020-1104

                                INCOME EQUITY FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
The Jackson Family Foundation                                                        5.89%
Attn: Claire Grabowski
421 Aviation Blvd.
Santa Rosa, CA  95403-1069

                                INCOME EQUITY FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ---------------------------------
Union Bank of California 401(k) Plan                                                14.30%
350 California Street
San Francisco, CA  94104

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Lane & Company                                                                      86.02%
c/o Union Bank
Attn:  Kathleen Heilman
PO Box 120109
San Diego, CA  92112-0109

                            INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
UBOC Retirement Plan                                                                74.95%
350 California Street
San Francisco, CA  94104

Nummi Hourly Retirement Plan                                                         9.28%
Attn:  Paige Kenisberg
45500 Fremont Blvd.
Fremont, CA  94538

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
The Equitable Life Assurance                                                         5.50%
Society of the United States
1290 Avenue of the Americas
12th Floor
Attn:  Rosemarie Shomstein
New York, NY  10104-0101

Axa Banque                                                                           7.42%
372 Rue Saint Honore
75040 Paris Cedex 01 France

Lane & Company                                                                      61.27%
c/o Union Bank
Attn:  Linda Brown
P. O. Box 85484
San Diego, CA  92186-5484

Lane & Company                                                                      17.79%
c/o Union Bank of California
Attn:  Kathleen Heilman

P. O. Box 85484
San Diego, CA  92186-5484

                                SMALL CAP VALUE FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
State Street Bank & Trust                                                             9.35%
Cust for the IRA of
Harold A. Hunter
480 Oak Grove Drive, Apt. 104
Santa Clara, CA  95054-3531

Donaldson Lufkin Jenrette                                                            51.51%
Securities Corporation Inc.
P. O. Box 2052
Jersey City, NJ  07303-2052

                                SMALL CAP VALUE FUND - CLASS B SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
State Street Bank & Trust Co.                                                        6.34%
Cust for the Rollover IRA of
Regina L. Tilley
12698 Eagle Court
Groveland, CA  95321-9529

State Street Bank & Trust Co.                                                        5.05%
Cust for the IRA R/O
FBO Marie L. Guerrero
1688 Yosemite Drive
Milpitas, CA  95035-6550

Donaldson Lufkin Jenrette                                                           16.54%
Securities Corporation Inc.
P. O. Box 2052
Jersey City, NJ  07303-2052

                                SMALL CAP VALUE FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------


UBOC Retirement Plan                                                                93.34%
350 California Street
San Francisco, CA  94104

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Lane & Company                                                                      94.67%
c/o Union Bank of CA
Attn:  Kathleen Heilman
P. O. Box 85484
San Diego, CA  92186-5484

                                VALUE MOMENTUM FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
UBOC Retirement Plan                                                                 9.88%
350 California Street
San Francisco, CA  94104

UBOC 401k Plan                                                                      10.89%
350 California Street
San Francisco, CA  94104

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Mellon Bank NA Trustee for Dept                                                      5.86%
of Personnel Admin of St of CA
Attn:  Wally Adebayo
135 Santilli Highway
Everett, MA  02149-1906

Lane & Company                                                                      76.58%
c/o Union Bank of California
Attn:  Kathleen Heilman
P. O. Box 85484
San Diego, CA  92186-5484

                                     BOND FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Northwestern Trst. & Advisory Co. TTBE                                               7.00%

1201 3rd Ave., Suite 2010
Seattle, WA  98101-3026

Alice A. Swenning Trust                                                              6.53%
The Swenning Fam. TTBE
U/A 9/23/91
1447 21st Ave.
Kingsburg, CA  93631-2027

                                     BOND FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
BTM U.S. Agency Retirement Plan                                                      7.99%
1251 Avenue of the Americas
New York, NY 10020

Union Bank of California Retirement Plan                                             5.68%
350 California Street
San Francisco, CA  94104

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Lane & Company                                                                      61.77%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

BOTT Pension                                                                        31.90%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas FL 10
New York, NY  10020-1104

                       CALIFORNIA INTERMEDIATE TERM BOND FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Peter Johnson                                                                        16.75%
10350 N Torrey Pines Rd #100
La Jolla, CA  92037-1018

Larry Strasbaugh                                                                     5.61%
1240 Bur Clover Way
Arroyo Grande, CA  93420-4949

The Featherston Trust                                                                5.39%
Lawrence H. Featherston
U/A 10/19/95
1300 S Montezuma Way
West Covina, CA  91791-3738

Marcelino Estrada Muniz Ytee                                                        11.16%
Marcelino Estrada Muniz Living
TR of 1998 U/A 11/23/98
2840 D Street
Selma, CA  93662-2903

The Warne Family Trust                                                               5.55%
Thomas W. Warne
U/A of 6/18/1981
10200 Bolsa Ave Space 130
Westminster, CA  92683-6748

Linda C. Ragland                                                                     5.56%
Ronald E. Ragland
P. O. Box 324
Rancho Santa Fe, CA  92067-0324

Aaron Belokamen                                                                      5.83%
Lilian Belokamen
11610 Bellagio Road
Los Angeles, CA  90049-2113

          CALIFORNIA INTERMEDIATE-TERM BOND FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Lane & Company                                                                     100.00%
c/o Union Bank of California
Attn:  Kathleen Heilman
P. O. Box 85484
San Diego, CA  92186-5484

                 INTERMEDIATE-TERM BOND FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
National Financial Services Corp.                                                   91.03%
for Exclusive Benefit of our Cust
P. O. Box 3908
Church Street Station
New York, NY  10008-3908

                            INTERMEDIATE-TERM BOND FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Lane & Company                                                                      94.75%
c/o Union Bank of California
Attn:  Kathleen Heilman
P. O. Box 85484
San Diego, CA  92186-5484

                        100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
National Financial Services Corp                                                    99.74%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

                        100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
Sprint Settlement                                                                   16.39%
Saperstein, Goldstein
c/o Ms. Kristin Turner Link
1300 Clay Street, 11th Floor
Oakland, CA  94612

Muni of Anchorage                                                                   11.92%
City of Anchorage
Attn:  Ellen Braden, Treasurer
632 W. Sixth Avenue
Anchorage, AK  99501

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Union Bank                                                                          94.94%
Lane & Co Cash
Attn:  Fund Accounting
PO Box 85602
San Diego, CA  92186-5602

                        CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
National Financial Services Corp                                                    99.95%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

                        CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
Van Daele Development Corp.                                                          6.70%
Attn:  Jeff Hack
2900 Adams Street
Riverside, CA  92504

Mary Ellen Weaver                                                                   15.27%
Matthew Moschetti
3612 Courtside Circle
Huntington Beach, CA  92649

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Union Bank                                                                          99.88%
Lane & Co Cash
Attn:  Fund Accounting

PO Box 85602
San Diego, CA  92186-5602

                           DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
National Financial Services Corp                                                    99.85%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

                           DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Union Bank of California 401(k) Plan                                                 5.68%
350 California Street
San Francisco, CA  94104

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Union Bank                                                                          80.54%
Lane & Co Cash
Attn:  Fund Accounting
PO Box 85602
San Diego, CA  92186-5602

Lane & Company                                                                      17.83%
c/o Union Bank
Attn:  Kathleen Heilman
PO Box 120109
San Diego, CA  92112-0109

                         U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
National Financial Services Corp                                                    98.78%
For the Benefit of our Customers
Church Street Station
PO Box 3908

New York, NY 10008-3908

                         U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Lakeside Business Center                                                            34.15%
Sole Proprietorship
Ronald E. Soderling
1400 N Bristol Street Suite #150
Newport Beach, CA 97660-2957

Laguna Ridge Business Center                                                        22.77%
Sole Proprietorship
Ronald E. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA  92650-2957

Park Laguna Hills                                                                   22.77%
Sole Proprietorship
Ronald B. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA  92660-2957

                        U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

            Name and Address                                            Percentage of Beneficial Ownership
            ----------------                                            ----------------------------------
IC/RCM Capital Management                                                           13.81%
Dresdner RCM Global Investors
Attn:  Louise McCormack
4 Embarcadero Center, Suite 28
San Francisco, CA  94111

ELIC 98 Part CU                                                                      8.16%

            Name and Address                                            Percentage of Ownership of Record
            ----------------                                            ---------------------------------
Union Bank                                                                          96.50%
Lane & Co Cash
Attn:  Fund Accounting
PO Box 85602
San Diego, CA  92186-5602

                                    APPENDIX

           The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA, and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change. Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds) Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

           Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

           A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

           Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

           AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

           AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

           A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

           BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

           BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

           AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

           AA+       High credit quality.  Protection factors are strong.
           AA        Risk is modest but may vary slightly from time to
           AA-        time because of economic conditions.

           A+        Protection factors are average but adequate.  However,
           A         risk factors are more variable and greater in periods
           A-        of economic stress.

Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

           AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment principal and interest is extremely strong relative to other obligors in the same country.

           AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

           A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

           Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                              -           Leading market positions in
                                          well-established industries.

                              -           High rates of return on funds
                                          employed.

                              -           Conservative capitalization
                                          structures with moderate reliance on
                                          debt and ample asset protection.

                              - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                              - Well-established access to a range of financial markets and assured sources of alternate liquidity.

           Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

           Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

           A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

           A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

           A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

           D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

           D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

           D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

           D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

           D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch IBCA's description of its three highest short-term debt ratings:

           Fl Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

           F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'Al' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

           F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1                  This designation denotes best quality. There is
                              present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2                  This designation denotes high quality. Margins of
                              protection are ample although not so large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

           TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                              FINANCIAL STATEMENTS



            The Independent Auditors' Report for HighMark Funds for the fiscal year ended July 31, 1999, audited Financial Statements for HighMark Funds for the fiscal year ended July 31, 1999, and unaudited Financial Statements for HighMark Funds for the period ended January 31, 1999 will be incorporated by reference to the Annual and Semi-Annual Reports of HighMark Funds, dated as of such dates, which will be sent to shareholders of each Fund pursuant to the 1940 Act and will be filed with the Securities and Exchange Commission, by subsequent amendment prior to the effectiveness of this amendment to High Mark Funds' registration statement. A copy of each such report may be obtained without charge by contacting the Distributor, SEI Investments Distribution Co. at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456 or by telephoning toll-free at 1-800-734-2922.




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

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS

            (a)  (1) Declaration of Trust, dated March 10, 1987, is incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

                 (2) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

                 (3) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre-Effective Amendment No. 2 (filed July 24, 1987) to Registrant's Registration Statement on Form N-1A.

                 (4) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre-Effective Amendment No. 3 (filed July 31, 1987) to Registrant's Registration Statement on Form N-1A.

                 (5) Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant's Registration Statement on Form N-1A.

                 (6) Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

            (b)  (1) Amended and Restated Code of Regulations, dated June 5,
                     1991, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant's Registration Statement on Form N-1A.

                 (2) Amendment to Amended and Restated Code of Regulations,
                     dated December 4, 1991, is incorporated by reference to
                     Exhibit 2(b) of Post-Effective Amendment No.

                     8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

            (c)      Rights of Shareholders

                     The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

            5.1  Shares in the Series of the Trust.

                 A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                     Subject to the respective voting rights, preferences,
                 participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

                 B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                     (1) Assets Belonging to a Series. All consideration
                 received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income,.earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

                     (2) Liabilities Belonging to a Series. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

                     (3) Liquidating Distributions. In the event of the
                 termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the-Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

                     (4) Dividends and Distributions. Shares of each series
                 shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

            5.2 Purchase of Shares. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

            5.3 Net Asset Value Per Share. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

            5.4 Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

            5.5 Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

            5.6 Redemption of Shares. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of
            Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; provided, however, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any

            Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; provided, however, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

            5.7 Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

            5.8 Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

            8. Shareholder's Voting Powers and Meetings. Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

            9.4 Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

            "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

            The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein provided, however, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

            9.5 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

            9.6 Liabilities of a Series. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

            10.3 Termination of Trust. This Trust shall continue without limitation of time; provided, however, that:

                 A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

                 B. The Trustees, with the vote of a majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

                 C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

                 D. After the effective date of the determination of the Trustees under paragraph A or B above,

                     (1) The Trust shall carry on no business relating to the assets of such series except for the purpose of winding up the affairs of such series.

                     (2) The Trustees shall proceed to wind up the affairs of such series and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series, to collect assets of such series, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series.

                     Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series and the right, title and interest of all parties shall be cancelled and discharged with respect to such series. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

            10.8 Amendment Procedure.

                 A.  Subject to the provisions of subsections B and C of this
                 Section 10.8, this Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

                 B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                 C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they.deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or.regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

                 The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

                 1.1 Voting Powers. The Shareholders shall have power to vote
                 (a) for the election of Trustees as provided in Section 6.2 and
                 Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section 10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; provided, however, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the

                 Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

                 1.2 Meetings. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

                 1.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; provided, however, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and provided, further, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; provided, however, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of

                 1940) shall have the same meaning given such term in the Investment Company Act of 1940; provided, however, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

                 1.4 Notice. Written notice, stating the place, day, and hour of each meeting of Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

                 1.5 Shareholders' List. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                 1.6 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

                 1.7 Shareholder Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                 3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

                 3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a wavier thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

            (d)  (1) Investment Advisory Agreement between Registrant and
                     HighMark Capital Management, Inc., dated as of

                     September 1, 1998 (the "Investment Advisory Agreement"), is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                 (2) Investment Sub-Advisory Agreement between HighMark Capital
                     Management, Inc. and Bank of Tokyo-Mitsubishi Trust Company, dated as of September 1, 1998 (the "BOTM Sub-Advisory Agreement") is incorporated by reference to
                     Exhibit 5(b) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                 (3) Investment Sub-Advisory Agreement between HighMark Capital
                     Management, Inc. and AXA Asset Management Partenaires dated as of September 1, 1998 (the "AXA Sub-Advisory Agreement") is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                 (4) Investment Sub-Advisory Agreement between HighMark Capital
                     Management, Inc. and Brandes Investment Partners, L.P. (the "Brandes Sub-Advisory Agreement") dated as of September 1, 1998 is incorporated by reference to Exhibit 5(d) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

            (e)  (1) Distribution Agreement between the Registrant and SEI
                     Financial Services Company is incorporated by reference to
                     Exhibit 6 of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

                 (2) Form of Distribution and Service Agreement for Class B
                     Shares between Registrant and SEI Investments Distribution Co. incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

            (f)      None.

            (g)  (1) Custodian Agreement between Registrant and The Bank of
                     California, N.A., dated as of December 23, 1991, as amended as of September 15, 1992 (the "Custodian Agreement"), is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                 (2) Amended and Restated Schedule A to the Custodian Agreement
                     is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                 (3) Form of Amended and Restated Schedule B to the Custodian
                     Agreement is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                 (4) Form of Securities Lending and Reverse Repurchase Agreement
                     Services Client Addendum to Custodian Agreement is incorporated by reference to Exhibit (8)(d) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

            (h)  (1) Administration Agreement between Registrant and SEI Fund
                     Resources incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

                 (2) Form of Sub-Administration Agreement between SEI Fund
                     Resources and Union Bank of California, N.A. is incorporated by reference to Exhibit 9(e) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                 (3) Transfer Agency and Service Agreement between the
                     Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

                 (4) Form of Shareholder Service Provider Agreement for the
                     Registrant is incorporated by reference to Exhibit 9(n) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                 (5) Form of Shareholder Service Plan for the Registrant is
                     incorporated by reference to Exhibit 9(q) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                 (6) Form of Shareholder Service Plan for Class B for the
                     Registrant is incorporated by reference to Exhibit (9)(f) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                 (7) Form of Shareholder Servicing Agreement between the
                     California Department of Personnel, HighMark Capital Management, Inc. and Registrant with respect to the Class I Shares is incorporated by reference to Exhibit (9)(f) of Post-Effective Amendment No. 26 (filed August 2, 1999) to Registrant's Registration Statement on Form N-1A.

            (i) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

            (j)  (1) Consent of Ropes & Gray, is filed herewith.

            (k)      None.

            (l)      None.

            (m)  (1) Restated Shareholder Services Plan with respect to the
                     Fiduciary Shares is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                 (2) Restated Distribution and Shareholder Services Plan with respect to the Class A Shares is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                 (3) Form of Distribution and Shareholder Services Plan relating to the Class B Shares of the Income Funds and the Equity Funds is incorporated by reference to Exhibit (15)(f) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                 (4) Distribution Plan with respect to the Class C Shares is filed herewith.

                 (5) Distribution Plan with respect to the Class S Shares is filed herewith.

            (n) Amended Multiple Class Plan for HighMark Funds adopted by the Board of Trustees on September 17, 1999 is filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

         Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit 6(a) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit 5 hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto, Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         HighMark Capital Management, Inc. (the "Adviser") performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

         To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with UnionBanCal Corporation, the Bank of Tokyo-Mitsubishi and/or the Bank of Tokyo-Mitsubishi's other subsidiaries.

         Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Position with                                                                                                Type of
the Adviser                                Name                 Principal Occupation                         Business
-----------                                ----                 --------------------                         --------

Director, Chairman of the                  Susumu Hanada        Deputy Group Head                            Banking
Board, and Chief Executive                                      Trust & Private Financial Services Group

Position with                                                                                                Type of
the Adviser                                Name                 Principal Occupation                         Business
-----------                                ----                 --------------------                         --------

Officer                                                         Union Bank of California
                                                                475 Sansome Street
                                                                San Francisco, CA  94104

Director, President, and                   Clark R. Gates       President and COO                            Investment
         Chief Operating                                        HighMark Capital Management                  Management
Officer                                                         475 Sansome Street
                                                                San Francisco, CA  94104

Director                                   Yoshihiko Someya     Deputy Chairman, Credit and                  Banking
                                                                Administration
                                                                Head of Trust & Private Financial
                                                                Services Group
                                                                Union Bank of California
                                                                Director, UnionBanCal Corp.
                                                                400 California Street
                                                                San Francisco, CA  94104

Director                                   Tsutomu Nakagawa     Executive Vice President and Manager,        Banking
                                                                Office of the President
                                                                Union Bank of California
                                                                400 California Street
                                                                San Francisco, CA  94104

Director and Chief Financial               Patrick G. Dodson    Senior Vice President                        Banking
Officer                                                         Trust & Private Financial Services Group
                                                                Systems and Operations
                                                                Union Bank of California
                                                                475 Sansome Street
                                                                San Francisco, CA  94104

Secretary                                  John J. King         Vice President and Associate General         Banking
                                                                  Counsel
                                                                Union Bank of California
                                                                400 California Street
                                                                San Francisco, CA  94104

Managing Director, Chief                   Luke C. Mazur        c/o HighMark Capital Management              Investment
Investment Officer                                              475 Sansome Street                           Management
                                                                San Francisco, CA  94104

Managing Director, Mutual                  R. Gregory Knopf     c/o HighMark Capital Management              Investment
Funds                                                           445 S. Figueroa Street                       Management
                                                                Los Angeles, CA  90071

Managing Director, Support                 Milton M. Fukuda     c/o HighMark Capital Management              Investment
Services                                                        475 Sansome Street                           Management
                                                                San Francisco, CA  94104

Position with                                                                                                Type of
the Adviser                                Name                 Principal Occupation                         Business
-----------                                ----                 --------------------                         --------



Managing Director, Portfolio               Kevin A. Rogers      c/o HighMark Capital Management              Investment
Management Group                                                18300 Von Karman Avenue                      Management
                                                                Irvine, CA  92715

ITEM 27. PRINCIPAL UNDERWRITER

         Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. acts as distributor for:

         SEI Daily Income Trust                          July 15, 1982
         SEI  Liquid Asset Trust                         November 29, 1982
         SEI Tax Exempt Trust                            December 3, 1982
         SEI Index Funds                                 July 10, 1985
         SEI Institutional Managed Trust                 January 22, 1987
         SEI Institutional International Trust           August 10, 1988
         The Advisors' Inner Circle Fund                 November 14, 1991
         The Pillar Funds                                February 28, 1992
         CUFUND                                          May 1, 1992
         STI Classic Funds                               May 29, 1992
         First American Funds, Inc.                      November 1, 1992
         First American Investment Funds, Inc.           November 1, 1992
         The Arbor Fund                                  January 28, 1993
         Boston 1784 Funds (R)                           June 1, 1993
         The PBHG Funds, Inc.                            July 16, 1993
         Morgan Grenfell Investment Trust                January 3, 1994
         The Achievement Funds Trust                     December 27, 1994
         Bishop Street Funds                             January 27, 1995
         CrestFunds, Inc.                                March 1, 1995
         STI Classic Variable Trust                      August 18, 1995
         ARK Funds                                       November 1, 1995
         Monitor Funds                                   January 11, 1996
         SEI Asset Allocation Trust                      April 1, 1996
         TIP Funds                                       April 28, 1996
         SEI Institutional Investments Trust             June 14, 1996
         First American Strategy Funds, Inc.             October 1, 1996
         ARMADA Funds                                    March 8, 1997
         PBHG Insurance Series Fund, Inc.                April 1, 1999

         The Expedition Funds                            June 9, 1999
         Alpha Select                                    January 1, 1998
         Oak Associates Funds                            February 27, 1998
         The Nevis Funds, Inc.                           June 29, 1998
         The Parkstone Group of Funds                    September 14, 1998
         CNJ Chester Funds                               April 1, 1999
         The Parkstone Advantage Funds                   May 1, 1999
         Amerindo Funds, Inc.                            July 13, 1999

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the principal business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

                                                         Position and Office                             Positions and Offices
         Name                                            With Underwriter                                With Registrant
         ----                                            ----------------                                ---------------------

         Alfred P. West, Jr.                             Director, Chairman of the Board                          --
         Carmen V. Romeo                                 Director                                                 --
         Mark J. Held                                    President:  Chief Operating Officer --
         Gilbert L. Beebower                             Executive Vice President                                 --
         Richard B. Lieb                                 Director:  Executive Vice President --
         Dennis J. McGonigle                             Executive Vice President                                 --
         Robert M. Silvestri                             Chief Financial Officer & Treasurer --
         Leo J. Dolan, Jr.                               Senior Vice President                                    --
         Carl A. Guarino                                 Senior Vice President                                    --
         Larry Hutchison                                 Senior Vice President                                    --
         Jack May                                        Senior Vice President                                    --
         Hartland J. McKeown                             Senior Vice President                                    --
         Kevin P. Robins                                 Senior Vice President,                          Vice President,
                                                           General Counsel &                               Assistant Secretary

          Secretary
         Patrick K. Walsh                                Senior Vice President                                    --
         Robert Aller                                    Vice President                                           --
         Gordon W. Carpenter                             Vice President                                           --

         Todd Cipperman                                  Vice President and Assistant                    Vice President,
                                                           Secretary                                       Assistant Secretary
         S. Courtney Collier                             Vice President and Assistant                    Vice President,
                                                           Secretary                                       Assistant Secretary
         Robert Crudup                                   Vice President and Managing                              --
                                                           Director
         Richard A. Deak                                 Vice President and Assistant                    Vice President,
                                                           Secretary                                       Assistant Secretary
         Barbara Doyne                                   Vice President                                           --
         Jeff Drennen                                    Vice President                                           --
         James R. Foggo                                  Vice President and Assistant                    Vice President,
                                                           Secretary                                       Assistant Secretary
         Vic Galef                                       Vice President and Managing                              --
                                                           Director
         Lydia A. Gavalis                                Vice President & Assistant                      Vice President,
                                                           Secretary                                       Assistant Secretary
         Greg Gettinger                                  Vice President & Assistant                               --
                                                           Secretary
         Kathy Heilig                                    Vice President                                           --
         Jeff Jacobs                                     Vice President                                           --
         Samuel King                                     Vice President                                           --
         Kim Kirk                                        Vice President & Managing
                                                           Director                                               --
         John Krzeminski                                 Vice President & Managing                                --
                                                           Director
         Carolyn McLaurin                                Vice President & Managing                                --
                                                           Director
         Mark Nagle                                      Vice President                                  President
                                                         Position and Office                             Positions and Offices

           Name                                          With Underwriter                             With Registrant
           ----                                          ----------------                             -----------------------

         Joanne Nelson                                   Vice President                                         --
         Cynthia M. Parrish                              Vice President & Assistant Secretary                   --
         Kim Rainey                                      Vice President                                         --
         Rob Redican                                     Vice President                                         --
         Maria Rinehart                                  Vice President                                         --
         Steve Smith                                     Vice President                                         --
         Daniel Spaventa                                 Vice President                                         --
         Kathryn L. Stanton                              Vice President & Assistant                             --
          Secretary
         Lynda J. Striegel                               Vice President & Assistant                      Vice President,
                                                           Secretary                                       Secretary
         Lori L. White                                   Vice President & Assistant                             --
                                                           Secretary
         Wayne M. Withrow                                Vice President & Managing Director                     --


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) HighMark Capital Management, Inc., 475 Sansome Street, San Francisco, CA 94104 (records relating to its function as investment adviser).

         (2) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to its functions as custodian, sub-administrator and sub-transfer agent).

         (3) SEI Investments Mutual Funds Services, Oaks, Pennsylvania 19456 (records relating to its functions as administrator).

         (4) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

         (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer agent).

         (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 29. MANAGEMENT SERVICES

         None.

ITEM 30. UNDERTAKINGS

         Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of
         Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 27 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 20th day of September, 1999.

                                     HighMark Funds

                                     By:   */s/ Mark E. Nagle
                                           ------------------
                                           Mark E. Nagle
                                           President and
                                           Chief Executive Officer

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                         Capacity                    Date
---------                                         --------                    ----

*/s/ Mark E. Nagle                                President and               September 20, 1999
 -----------------                                Chief Executive Officer
Mark E. Nagle

*/s/ Robert DellaCroce                            Comptroller and Chief       September 20, 1999
 ---------------------                              Financial Officer
Robert DellaCroce

*/s/ Thomas L. Braje                              Trustee                     September 20, 1999
 -----------------------
Thomas L. Braje

*/s/ David A. Goldfarb                            Trustee                     September 20, 1999
 ---------------------
David A. Goldfarb

*/s/ Joseph C. Jaeger                             Trustee                     September 20, 1999
 -----------------------
Joseph C. Jaeger

*/s/ Frederick J. Long                            Trustee                     September 20, 1999
 ----------------------
Frederick J. Long

*/s/Michael L. Noel                               Trustee                     September 20, 1999
-------------------
Michael L. Noel

*/s/ Robert M. Whitlow                            Trustee                     September 20, 1999
----------------------
Robert M. Whitlow

*By:   /s/ Martin E. Lybecker
       ----------------------
       Martin E. Lybecker
       Attorney-In-Fact, pursuant to powers
         of attorney filed herewith.

                                POWER OF ATTORNEY

       The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                 Title                  Date
---------                 -----                  ----


/s/ Mark E. Nagle         President              October 10, 1998
---------------------
Mark E. Nagle

                                POWER OF ATTORNEY

       The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                         Title                        Date
---------                         -----                        ----


/s/ Robert J. DellaCroce          Treasurer and                October 10, 1998
------------------------------    Chief Financial Officer
Robert J. DellaCroce

                                POWER OF ATTORNEY

       The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                          Title               Date
---------                          -----               ----

/s/ Thomas L. Braje                Trustee
------------------------
Thomas L. Braje

/s/ David A. Goldfarb              Trustee
------------------------
David A. Goldfarb

/s/ William R. Howell              Trustee
------------------------
William R. Howell

/s/ Joseph C. Jaeger               Trustee
------------------------
Joseph C. Jaeger

/s/ Frederick J. Long              Trustee
------------------------
Frederick J. Long

/s/ Paul L. Smith                  Trustee
------------------------
Paul L. Smith

                                POWER OF ATTORNEY

       The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                  Title               Date
---------                  -----               ----

/s/ Michael L. Noel       Trustee              September 9, 1999
----------------------
Michael L. Noel

                                POWER OF ATTORNEY

       The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                    Title               Date
---------                    -----               ----

/s/ Robert M. Whitler        Trustee             September 9, 1999
-----------------------
Robert M. Whitler

                                  Exhibit Index

Exhibit No.                       Description                                             Page
-----------                       -----------                                             ----

(i) Opinion and Consent of Counsel as to legality of shares being registered.

(j)(1)           Consent of Ropes & Gray.

(m)(4)           Distribution Plan with respect to Class C Shares.

(m)(5)           Distribution Plan with respect to Class S Shares.

(n)              Amended Multiple Class Plan for HighMark Funds.